United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 4/30/05

                 Date of Reporting Period: Quarter ended 7/31/04



Item 1.        Schedule of Investments



MTB Balanced Fund
Portfolio of Investments
July 31, 2004 (unaudited)

  Principal         escription
  Amount
  or Shares        D                                                                    Value
                   Asset-Backed Securities--0.1%
$ 149,216          Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.500%,
                   10/17/2005 (IDENTIFIED COST $149,209)                            $   149,407
                   Collateralized Mortgage Obligations--0.8%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.4%
  117,288          (Series 2347), Class PC, 6.500%, 5/15/2030                           117,982
  458,353          (Series 2617), Class GW, 3.500%, 6/15/2016                           452,463
                   Total FEDERAL HOME LOAN MORTGAGE CORPORATION                         570,445
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
  15,453           (Series 1998-23), Class C, 9.750%, 9/25/2018                         16,731
                   BANK OF AMERICA MORTGAGE SECURITIES--0.4%
  558,649          (2003-2), Class 2A1, 3.614%, 2/25/2034                               548,778
                   Total Collateralized Mortgage Obligations (identified cost
                   $1,167,339)                                                          1,135,954
                   Common Stocks--71.7%
                   AEROSPACE & DEFENSE--2.3%
  40,000           Northrop Grumman Corp.                                               2,104,000
  15,000           United Technologies Corp.                                            1,402,500
                   Total Aerospace & Defense                                            3,506,500
                   AIR FREIGHT & LOGISTICS--1.0%
  22,000           United Parcel Service, Inc.                                          1,583,120
                   AIRLINES--0.7%
  75,000           Southwest Airlines Co.                                               1,085,250
                   AUTO COMPONENTS--1.1%
  30,000           Lear Corp.                                                           1,653,900
                   BEVERAGES--2.9%
  25,000           Coca-Cola Co.                                                        1,096,500
  65,000           PepsiCo, Inc.                                                        3,250,000
                   Total Beverages                                                      4,346,500
                   BIOTECHNOLOGY--3.7%
  50,000         1 Amgen, Inc.                                                          2,844,000
  15,000         1 Biogen Idec, Inc.                                                    900,000
  30,000         1 Gilead Sciences, Inc.                                                1,939,200
                   Total Biotechnology                                                  5,683,200
                   CAPITAL MARKETS--2.8%
  45,000           Bank of New York Co., Inc.                                           1,292,850
  60,000           Morgan Stanley                                                       2,959,800
                   Total Capital Markets                                                4,252,650
                   COMMUNICATIONS EQUIPMENT--4.3%
  190,000        1 Cisco Systems, Inc.                                                  3,963,400
  210,000        1 Corning, Inc.                                                        2,595,600
                   Total Communications Equipment                                       6,559,000
                   COMPUTERS & PERIPHERALS--4.5%
  55,000         1 Dell, Inc.                                                           1,950,850
  170,000        1 EMC Corp. Mass                                                       1,864,900
  35,000           IBM Corp.                                                            3,047,450
                   Total Computers & Peripherals                                        6,863,200
                   CONSUMER FINANCE--1.6%
  35,000           Capital One Financial Corp.                                          2,426,200
                   ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
  115,000        1,Jabil Circuit, Inc.
                 2                                                                      2,501,250
  275,000        1 Solectron Corp.                                                      1,512,500
                   Total Electronic Equipment & Instruments                             4,013,750
                   ENERGY EQUIPMENT & SERVICES--3.2%
  50,000         1 Nabors Industries Ltd.                                               2,325,000
  53,000         1,Weatherford International Ltd.
                 2                                                                      2,479,340
                   Total Energy Equipment & Services                                    4,804,340
                   FOOD & STAPLES RETAILING--2.1%
  25,000           Sysco Corp.                                                          861,250
  45,000           Wal-Mart Stores, Inc.                                                2,385,450
                   Total Food & Staples Retailing                                       3,246,700
                   FOOD PRODUCTS--0.9%
  30,000           General Mills, Inc.                                                  1,347,000
                   HEALTHCARE EQUIPMENT & SUPPLIES--2.8%
  50,000         1 Boston Scientific Corp.                                              1,913,000
  30,000         1 Edwards Lifesciences Corp.                                           1,055,100
  25,000           Medtronic, Inc.                                                      1,241,750
                   Total HealthCare Equipment & Supplies                                4,209,850
                   HEALTHCARE PROVIDERS & SERVICES--1.1%
  25,300         1 Express Scripts, Inc., Class A                                       1,659,680
                   HOUSEHOLD PRODUCTS--2.7%
  25,000           Colgate-Palmolive Co.                                                1,330,000
  54,000           Procter & Gamble Co.                                                 2,816,100
                   Total Household Products                                             4,146,100
                   INDUSTRIAL CONGLOMERATES--3.3%
  150,000          General Electric Co.                                                 4,987,500
                   INSURANCE--1.2%
  25,000           American International Group, Inc.                                   1,766,250
                   MEDIA--1.9%
  60,000         1 Comcast Corp., Class A                                               1,644,000
  35,000           Viacom, Inc., Class B                                                1,175,650
                   Total Media                                                          2,819,650
                   METALS & MINING--0.8%
  40,000           Alcoa, Inc.                                                          1,281,200
                   MULTILINE RETAIL--1.2%
  40,000           Target Corp.                                                         1,744,000
                   PERSONAL PRODUCTS--1.0%
  40,000           Gillette Co.                                                         1,559,200
                   PHARMACEUTICALS--9.4%
  35,000           Abbott Laboratories                                                  1,377,250
  50,000           Johnson & Johnson                                                    2,763,500
  24,200           Lilly (Eli) & Co.                                                    1,542,024
  45,000           Merck & Co., Inc.                                                    2,040,750
  140,000          Pfizer, Inc.                                                         4,474,400
  60,000           Wyeth                                                                2,124,000
                   Total Pharmaceuticals                                                14,321,924
                   SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.9%
  150,000          Intel Corp.                                                          3,657,000
  60,000         2 STMicroelectronics N.V.                                              1,119,600
  154,017          Taiwan Semiconductor Manufacturing Co., ADR                          1,096,600
                   Total Semiconductor Equipment & Products                             5,873,200
                   SOFTWARE--6.9%
  20,000         1 Electronic Arts, Inc.                                                1,002,600
  170,000          Microsoft Corp.                                                      4,838,200
  140,000        1 Novell, Inc.                                                         957,600
  40,000         1 Synopsys, Inc.                                                       1,011,600
  140,000        1 Veritas Software Corp.                                               2,668,400
                   Total Software                                                       10,478,400
                   SPECIALTY RETAIL--1.1%
  50,000           Home Depot, Inc.                                                     1,686,000
                   THRIFTS & MORTGAGE FINANCE--0.7%
  15,000           Federal National Mortgage Association                                1,064,400
                   Total Common Stocks (identified cost $105,830,786)                   108,968,664
                   Corporate Bonds--11.2%
                   AUTO COMPONENTS--0.4%
$ 225,000          Dana Corp., Sr. Note, 6.500%, 3/1/2009                               236,812
  250,000          Lear Corp., Company Guarantee, 8.110%, 5/15/2009                     285,875
                   Total Auto Components                                                522,687
                   AUTOMOBILES--0.3%
  300,000          DaimlerChrysler North America Holding Corp., 6.500%,
                   11/15/2013                                                           313,755
  225,000          General Motors Corp., Note, 8.375%, 7/15/2033                        234,571
                   Total Automobiles                                                    548,326
                   BANKS--1.4%
  500,000          Bank of New York Institutional Capital Trust, Company
                   Guarantee, 7.780%, 12/1/2026 *                                       537,745
  170,000          BankBoston Capital Trust III, Company Guarantee, 2.270%,
                   6/15/2027                                                            169,005
  600,000          Mellon Capital I, Company Guarantee, (Series A), 7.7220%,
                   12/1/2026                                                            646,218
  500,000          Mellon Capital II, Company Guarantee, (Series B), 7.995%,
                   1/15/2027                                                            554,020
  152,000          Suntrust Capital III, Company Guarantee, 2.170%, 3/15/2028           148,630
                   Total Banks                                                          2,055,619
                   CAPITAL MARKETS--0.1%
  225,000          Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034              216,272
                   COMMERCIAL BANKS--1.0%
  1,500,000        Bank of America Corp., 5.250%, 2/1/2007                              1,569,060
                   CONSUMER FINANCE--0.7%
  1,000,000        Household Finance Corp., Note, 6.375%, 10/15/2011                    1,078,900
                   DIVERSIFIED FINANCIAL SERVICES--1.5%
  250,000          Citicorp Capital I, Company Guarantee, 7.933%, 2/15/2027             274,123
  1,300,000        Citigroup, Inc., 6.500%, 1/18/2011                                   1,430,195
  500,000          Newcourt Credit Group, Inc., Company Guarantee, 6.875%,
                   2/16/2005                                                            512,630
                   Total Diversified Financial Services                                 2,216,948
                   ELECTRIC UTILITIES--0.3%
  400,000          Alabama Power Co., Sr. Note, (Series S), 5.875%, 12/1/2022           400,568
                   ELECTRICAL EQUIPMENT--0.5%
  575,000          Hydro Quebec, Deb., 8.050%, 7/7/2024                                 731,768
                   ENERGY REFINER--0.1%
  225,000          Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012              239,063
                   FOOD PRODUCTS--0.2%
  300,000          Kraft Foods, Inc., Note, 6.250%, 6/1/2012                            320,139
                   GAS UTILITIES--0.8%
  635,000          Consolidated Natural Gas Co., 6.250%, 11/1/2011                      680,593
  500,000          K N Energy, Inc., Sr. Note, 6.650%, 3/1/2005                         511,655
                   Total Gas Utilities                                                  1,192,248
                   HOTELS, RESTAURANTS & LEISURE--0.2%
  225,000          Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012                        259,738
                   HOUSEHOLD DURABLES--0.3%
  500,000          Pulte Corp., Company Guarantee, 7.300%, 10/24/2005                   524,730
                   IT SERVICES--0.2%
  250,000          Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016             232,188
                   MEDIA--1.1%
  750,000          Clear Channel Communications, Inc., 6.000%, 11/1/2006                788,790
  200,000        2 Liberty Media Group, Deb., 8.250%, 2/1/2030                          226,146
  500,000          Time Warner, Inc., Sr. Note, 9.125%, 1/15/2013                       614,100
                   Total Media                                                          1,629,036
                   OIL & GAS--0.3%
  225,000          Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                 223,313
  250,000          XTO Energy, Inc., Note, 4.900%, 2/1/2014                             238,657
                   Total Oil & Gas                                                      461,970
                   REAL ESTATE--0.3%
  400,000          Rouse Co., 5.375%, 11/26/2013                                        392,640
                   ROAD & RAIL--0.7%
  1,000,000        Union Pacific Corp., 7.375%, 9/15/2009                               1,127,850
                   TELECOMMUNICATIONS--0.2%
  250,000          TELUS Corp., Note, 8.000%, 6/1/2011                                  288,902
                   UTILITY--0.2%
  250,000          Pacific Gas & Electric Co., 6.050%, 3/1/2034                         241,407
                   WIRELESS TELECOMMUNICATION SERVICES--0.5%
  225,000          NEXTEL Communications, Inc., Sr. Note, 6.875%, 10/31/2013            230,625
  225,000          Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011                    235,125
  250,000          Rogers Wireless, Inc., 6.375%, 3/1/2014                              232,500
                   Total WIRELESS TELECOMMUNICATION SERVICES                            698,250
                   Total Corporate Bonds (identified cost $16,212,394)                  16,948,309
                   Government Agencies--6.9%
                   STUDENT LOAN MARKETING ASSOCIATION--0.3%
  500,000          Sr. Note, Series MTN1, 1.880%, 7/25/2007                             501,140
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--4.3%
  1,579,826        4.000%, 9/15/2019                                                    1,591,295
  2,000,000      2 Note, Series , 5.250%, 1/15/2006                                     2,076,720
  1,000,000        Note, Series MTN, 2.200%, 12/30/2005                                 994,250
  1,775,000      2 Sub. Note, 5.875%, 3/21/2011                                         1,886,790
                   Total federal home loan mortgage corporation                         6,549,055
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.3%
  2,000,000        Note, 2.250%, 5/15/2006                                              1,982,720
  1,500,000      2 Sub. Note, 5.250%, 8/1/2012                                          1,519,425
                   Total federal national mortgage association                          3,502,145
                   Total Government Agencies (identified cost $10,392,134)              10,552,340
                   Mortgage Backed Securities--8.9%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--2.5%
  2,671,100        Pool A15865, 5.500%, 11/1/2033                                       2,683,628
  984,795          Pool A19412, 5.000%, 3/1/2034                                        959,565
  13,333           Pool C00478, 8.500%, 9/1/2026                                        14,545
  111,135          Pool E46188, 6.500%, 4/1/2008                                        117,491
                   Total federal home loan mortgage corporation                         3,775,229
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.6%
  20,252           Pool 124221, 7.000%, 2/1/2007                                        21,179
  227,887          Pool 253113, 7.500%, 3/1/2030                                        243,910
  248,239          Pool 329794, 7.000%, 2/1/2026                                        263,600
  33,662           Pool 333854, 7.000%, 12/1/2025                                       35,714
  52,082           Pool 527006, 7.500%, 1/1/2030                                        55,711
  86,832           Pool 533246, 7.500%, 4/1/2030                                        92,937
  567,436          Pool 752660, 5.500%, 2/1/2034                                        569,206
  48,296           Pool 8245, 8.000%, 12/1/2008                                         51,313
  5,000,000        Pool TBA, 5.000%, 8/1/2018                                           5,042,200
  2,000,000        Pool TBA, 6.500%, 8/1/2033                                           2,086,880
                   Total federal national mortgage association                          8,462,650
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.8%
  109,872          Pool 2077, 7.000%, 9/20/2025                                         116,773
  300,311          Pool 354677, 7.500%, 10/15/2023                                      324,901
  97,030           Pool 354713, 7.500%, 12/15/2023                                      104,975
  301,145          Pool 354765, 7.000%, 2/15/2024                                       321,566
  221,825          Pool 354827, 7.000%, 5/15/2024                                       236,867
  200,566          Pool 385623, 7.000%, 5/15/2024                                       214,167
                   Total government national mortgage association                       1,319,249
                   Total Mortgage Backed Securities (identified cost
                   $13,400,831)                                                         13,557,128
                   NOTES - VARIABLE--0.5%3
  500,000          CIT Group, Inc., Dec 01, 2004                                        499,990
  220,000          Liberty Media Corp., Sep 17, 2006                                    223,777
                   Total notes-variable (identified cost $722,806)                      723,767
                   U.S. Treasury--3.6%
                   U.S. TREASURY NOTES--3.6%
  2,000,000      2 Note, 2.375%, 8/15/2006                                              1,987,500
  375,000        2 Note, 3.125%, 4/15/2009                                              366,795
  40,000         2 Note, 4.000%, 2/15/2014                                              38,550
  90,000         2 Note, 4.250%, 8/15/2013                                              88,833
  545,000        2 Note, 4.750%, 5/15/2014                                              558,181
  2,134,579      2 U.S. Treasury Inflation Protected Note, (Series A-2011),
                   3.500% 1/15/2011                                                     2,377,729
                   Total u.s. treasury (identified cost $5,214,556)                     5,417,588
                   Mutual Funds--8.3%
  1,329,857      4 MTB Prime Money Market Fund, Class IS                                1,329,857
  1                SSGA Money Market Fund                                               1
  11,259,537       SSGA Money Market Fund (held as collateral for securities
                   lending)                                                             11,259,537
                   Total mutual funds (at net asset value)                              12,589,395
                   Total Investments-112.0%
                    (identified cost $165,679,450)5                                     170,042,552
                   other assets and liabilities--net-(12.0)%                             (18,171,400)
                   total net assets-100%                                            $   151,871,152


1    Non-income producing security.

2    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers. As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

          Market Value of Securities Loaned           $10,750,950
          Market Value of Collateral                  $11,259,537


3 Denotes variable rate securities which shows current rate and next demand date.

4    Affiliated company.

5 The cost of investments for federal tax purposes amounts to $165,679,450. The net unrealized appreciation of investments for federal tax purposes was $4,363,102. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,870,963 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,507,861.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
ADR            --American Depositary Receipt
MTN            --Medium Term Note
TBA            --To Be Announced











MTB Equity Income Fund
Portfolio of Investments
July 31, 2004 (unaudited)


  Shares                                                                        Value
                   Common Stocks--97.4%
                   Aerospace & Defense--3.1%
25,000             United Technologies Corp.                              $     2,337,500
                   Beverages--2.4%
35,000             PepsiCo, Inc.                                                1,750,000
                   Building Products--2.4%
60,000             Masco Corp.                                                  1,814,400
                   Capital Markets--2.1%
80,000             Waddell & Reed Financial, Inc., Class A                      1,553,600
                   Chemicals--1.6%
20,000             PPG Industries, Inc.                                         1,179,000
                   Commercial Banks--7.4%
12,244             Bank of America Corp.                                        1,040,862
41,425             KeyCorp                                                      1,250,206
42,500             U.S. Bancorp                                                 1,202,750
34,900             Wells Fargo & Co.                                            2,003,609
                   Total commercial banks                                       5,497,427
                   Communications Equipment--2.7%
80,000             Motorola, Inc.                                               1,274,400
65,400             Nokia Oyj, Class A, ADR                                      759,948
                   Total communications equipment                               2,034,348
                   Computers & Peripherals--2.3%
20,000             IBM Corp.                                                    1,741,400
                   Diversified Financial Services--2.7%
45,000             Citigroup, Inc.                                              1,984,050
                   Diversified Telecommunication Services--3.6%
45,000             BellSouth Corp.                                              1,219,050
37,000             Verizon Communications                                       1,425,980
                   Total diversified telecommunication services                 2,645,030
                   Electric Utilities--1.1%
24,000             Exelon Corp.                                                 837,600
                   Electrical Equipment--1.6%
20,825             Cooper Industries, LTD., Class A                             1,184,318
                   Energy Equipment & Services--3.0%
35,000             Schlumberger Ltd.                                            2,251,200
                   Food Products--4.9%
21,000             General Mills, Inc.                                          942,900
40,000             Kellogg Co.                                                  1,666,400
35,000             Kraft Foods, Inc., Class A                                   1,069,250
                   Total food products                                          3,678,550
                   Household Durables--3.4%
60,000             Koninklijke (Royal) Philips Electronics NV, ADR              1,453,800
50,000             Newell Rubbermaid, Inc.                                      1,080,000
                   Total household durables                                     2,533,800
                   Household Products--3.4%
18,000             Kimberly-Clark Corp.                                         1,153,260
26,000             Procter & Gamble Co.                                         1,355,900
                   Total household products                                     2,509,160

                   Industrial Conglomerates--3.5%
78,000             General Electric Co.                                         2,593,500
                   Insurance--4.7%
28,000             Ace Ltd.                                                     1,136,520
31,775             Allstate Corp.                                               1,495,967
19,075             Lincoln National Corp.                                       833,578
                   Total insurance                                              3,466,065
                   Machinery--2.9%
18,450             Harsco Corp.                                                 828,036
15,000             Illinois Tool Works, Inc.                                    1,357,800
                   Total machinery                                              2,185,836
                   Media--1.1%
23,000             Clear Channel Communications, Inc.                           821,100
                   Metals & Mining--1.7%
40,000             Alcoa, Inc.                                                  1,281,200
                   Multi-Utilities & Unregulated Power--2.2%
42,000             Constellation Energy Group                                   1,619,100
                   Multiline Retail--2.3%
40,000             Target Corp.                                                 1,744,000
                   Oil & Gas--6.8%
25,000             BP PLC, ADR                                                  1,409,000
15,000             ChevronTexaco Corp.                                          1,434,750
48,000             Exxon Mobil Corp.                                            2,222,400
                   Total oil & gas                                              5,066,150
                   Pharmaceuticals--9.1%
35,000             Abbott Laboratories                                          1,377,250
11,000             Lilly (Eli) & Co.                                            700,920
34,000             Merck & Co., Inc.                                            1,541,900
55,000             Pfizer, Inc.                                                 1,757,800
40,000             Wyeth                                                        1,416,000
                   Total pharmaceuticals                                        6,793,870
                   Real Estate--6.6%
20,000             Boston Properties, Inc.                                      1,058,000
40,000             New Plan Excel Realty Trust                                  950,000
22,000             Simon Property Group, Inc.                                   1,135,420
20,300             St. Joe Co.                                                  873,306
31,300             Thornburg Mortgage Asset Co.                                 867,949
                   Total real estate                                            4,884,675
                   Road & Rail--1.1%
40,000             Werner Enterprises, Inc.                                     797,200
                   Semiconductor Equipment & Products--1.7%
51,600             Intel Corp.                                                  1,258,008
                   Software--3.8%
25,000             Computer Associates International, Inc.                      631,000
76,000             Microsoft Corp.                                              2,162,960
                   Total software                                               2,793,960
                   Specialty Retail--0.9%
38,000             Pier 1 Imports, Inc.                                         681,340
                   Tobacco--1.3%
20,000             Altria Group, Inc.                                           952,000
                   Total Common Stocks
                   (identified cost $59,620,995)                                72,469,387
                   Mutual Funds--0.4%
303,664        1   MTB Prime Money Market Fund                                  303,664
9              1   MTB Money Market Fund                                        9
1                  SSGA Money Market Fund                                       1
                   Total mutual funds
                    (at net asset value)                                        303,674
                   Preferred Stock--2.1%
                   Aerospace & Defense--2.1%
15,000             Northrop Grumman Corp., Conv. Pfd., $7.25, Annual
                   Dividend
                   (IDENTIFIED COST $1,578,835)                                 1,576,200
                   Total Investments--99.9%
                    (identified cost $61,503,504)2                        $     74,349,261
                   other net assets and liabilities-net-0.1%                    100,592
                   total net assets-100%                                        74,449,853


(1)  Affiliated company.

(2) The cost of investments for federal tax purposes amounts to $61,503,504. The net unrealized appreciation of investments for federal tax purposes was $12,845,757. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,343,319 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,497,562.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            --American Depositary Receipt









MTB Equity Index Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Shares            Description                                                          Value
                    Common Stocks--97.7%
                    AEROSPACE & DEFENSE--2.0%
  7,480             Boeing Co.                                                       $   379,610
  1,900             General Dynamics Corp.                                               187,758
  1,385             Goodrich (B.F.) Co.                                                  44,777
  7,541             Honeywell International, Inc.                                        283,617
  4,150             Lockheed Martin Corp.                                                219,908
  3,120             Northrop Grumman Corp.                                               164,112
  4,180             Raytheon Co.                                                         140,239
  1,890             Rockwell Collins                                                     64,676
  4,560             United Technologies Corp.                                            426,360
                    Total Aerospace & Defense                                            1,911,057
                    AIR FREIGHT & LOGISTICS--1.0%
  2,517             FedEx Corp.                                                          206,092
  770               Ryder Systems, Inc.                                                  33,033
  10,125            United Parcel Service, Inc.                                          728,595
                    Total Air Freight & Logistics                                        967,720
                    AIRLINES--0.1%
  1,200         1   Delta Air Lines, Inc.                                                6,228
  7,959             Southwest Airlines Co.                                               115,167
                    Total airlines                                                       121,395
                    AUTO COMPONENTS--0.3%
  855               Cooper Tire & Rubber Co.                                             20,050
  1,681             Dana Corp.                                                           32,426
  6,543             Delphi Auto Systems Corp.                                            62,224
  1,545         1   Goodyear Tire & Rubber Co.                                           16,918
  2,000             Johnson Controls, Inc.                                               112,900
  1,300             Visteon Corp.                                                        13,364
                    Total Auto Components                                                257,882
                    AUTOMOBILES--0.6%
  16,000            Ford Motor Co.                                                       235,520
  4,895             General Motors Corp.                                                 211,170
  2,525             Harley Davidson, Inc.                                                151,172
                    Total Automobiles                                                    597,862
                    BEVERAGES--2.5%
  7,225             Anheuser-Busch Cos., Inc.                                            374,977
  1,060             Brown-Forman Corp., Class B                                          49,301
  22,500            Coca-Cola Co.                                                        986,850
  4,550             Coca-Cola Enterprises, Inc.                                          92,820
  485               Coors Adolph Co., Class B                                            33,349
  15,825            PepsiCo, Inc.                                                        791,250
  2,600             The Pepsi Bottling Group, Inc.                                       72,410
                    Total Beverages                                                      2,400,957
                    BIOTECHNOLOGY--1.3%
  11,772        1   Amgen, Inc.                                                          669,591
  2,040             Applera Corp.                                                        42,207
  2,812         1   Biogen Idec, Inc.                                                    168,720
  1,600         1   Chiron Corp.                                                         73,328
  1,925         1   Genzyme Corp.                                                        98,714
  2,000         1   Gilead Sciences, Inc.                                                129,280
  2,150         1   Medimmune, Inc.                                                      49,536
                    Total Biotechnology                                                  1,231,376
                    BUILDING PRODUCTS--0.2%
  2,400             American Standard Cos.                                               90,936
  4,555             Masco Corp.                                                          137,743
                    Tota Building productsl                                              228,679
                    CAPITAL MARKETS--2.5%
  6,735             Bank of New York Co., Inc.                                           193,497
  900               Bear Stearns Cos., Inc.                                              75,078
  3,300         1   E*Trade Group, Inc.                                                  36,531
  1,200             Federated Investors, Inc.                                            33,732
  2,100             Franklin Resources, Inc.                                             101,325
  4,450             Goldman Sachs Group, Inc.                                            392,446
  2,400             Janus Capital Group, Inc.                                            31,824
  2,360             Lehman Brothers Holdings, Inc.                                       165,436
  4,260             Mellon Financial Corp.                                               117,065
  8,920             Merrill Lynch & Co., Inc.                                            443,502
  9,975             Morgan Stanley                                                       492,067
  1,970             Northern Trust Corp.                                                 79,056
  11,728            Schwab (Charles) Corp.                                               102,972
  2,800             State Street Corp.                                                   119,868
  1,300             T. Rowe Price Group, Inc.                                            60,086
                    Total Capital Markets                                                2,444,485
                    CHEMICALS--1.5%
  1,925             Air Products & Chemicals, Inc.                                       99,619
  8,182             Dow Chemical Co.                                                     326,380
  8,800             Du Pont (E.I.) de Nemours & Co.                                      377,256
  900               Eastman Chemical Co.                                                 40,212
  2,890             Ecolab, Inc.                                                         88,145
  1,530             Engelhard Corp.                                                      44,982
  600               Great Lakes Chemical Corp.                                           14,388
  800           1   Hercules, Inc.                                                       9,448
  1,085             International Flavors & Fragrances, Inc.                             39,646
  2,240             Monsanto Co.                                                         81,222
  1,490             PPG Industries, Inc.                                                 87,836
  2,610             Praxair, Inc.                                                        102,965
  1,950             Rohm & Haas Co.                                                      76,440
  750               Sigma-Aldrich Corp.                                                  43,080
                    Total Chemicals                                                      1,431,619
                    COMMERCIAL BANKS--5.7%
  3,500             Amsouth Bancorporation                                               85,855
  4,485             BB&T Corp.                                                           173,704
  18,882            Bank of America Corp.                                                1,605,159
  2,171             Charter One Financial, Inc.                                          96,414
  1,732             Comerica, Inc.                                                       101,270
  5,000             Fifth Third Bancorp                                                  246,800
  1,500             First Horizon National Corp.                                         65,025
  2,542             Huntington Bancshares, Inc.                                          62,177
  4,245             KeyCorp                                                              128,114
  1,200             M & T Bank Corp.                                                     111,876
  1,900             Marshall & Ilsley Corp.                                              72,979
  6,310             National City Corp.                                                  230,315
  1,700             North Fork Bancorp, Inc.                                             66,385
  2,365             PNC Financial Services Group                                         119,669
  4,545             Regions Financial Corp.                                              134,941
  2,900             SouthTrust Corp.                                                     112,491
  2,345             SunTrust Banks, Inc.                                                 154,653
  2,592             Synovus Financial Corp.                                              66,018
  16,375            U.S. Bancorp                                                         463,413
  11,900            Wachovia Corp.                                                       527,289
  15,330            Wells Fargo & Co.                                                    880,095
  1,000             Zions Bancorp                                                        60,500
                    Total Commercial Banks                                               5,565,142
                    COMMERCIAL SERVICES & SUPPLIES--1.0%
  3,200         1   Allied Waste Industries, Inc.                                        29,568
  1,550         1   Apollo Group, Inc., Class A                                          129,502
  1,240             Avery Dennison Corp.                                                 75,107
  1,800             Block (H&R), Inc.                                                    88,434
  8,850             Cendant Corp.                                                        202,488
  1,400             Cintas Corp.                                                         58,744
  640               Deluxe Corp.                                                         28,192
  2,105             Donnelley (R.R.) & Sons Co.                                          66,813
  1,625             Equifax, Inc.                                                        39,195
  1,300         1   Monster Worldwide, Inc.                                              28,717
  1,980             Pitney Bowes, Inc.                                                   83,556
  1,700             Robert Half International, Inc.                                      47,294
  4,850             Waste Management, Inc.                                               136,479
                    Total Commercial Services & Supplies                                 1,014,089
                    COMMUNICATIONS EQUIPMENT--2.8%
  7,700         1   ADC Telecommunications, Inc.                                         18,480
  1,145         1   Andrew Corp.                                                         12,423
  4,425         1   Avaya, Inc.                                                          64,826
  4,800         1   CIENA Corp.                                                          13,536
  61,075        1   Cisco Systems, Inc.                                                  1,274,024
  2,200         1   Comverse Technology, Inc.                                            37,532
  12,970        1   Corning, Inc.                                                        160,309
  16,900        1   JDS Uniphase Corp.                                                   58,305
  36,211        1   Lucent Technologies, Inc.                                            110,444
  20,726            Motorola, Inc.                                                       330,165
  1,000         1   QLogic Corp.                                                         24,450
  7,100             Qualcomm, Inc.                                                       490,468
  1,600             Scientific-Atlanta, Inc.                                             49,200
  3,985         1   Tellabs, Inc.                                                        35,506
                    Total Communications Equipment                                       2,679,668
                    COMPUTERS & PERIPHERALS--3.5%
  3,165         1   Apple Computer, Inc.                                                 102,356
  23,325        1   Dell, Inc.                                                           827,338
  21,086        1   EMC Corp. Mass                                                       231,313
  3,550         1   Gateway, Inc.                                                        15,975
  27,650            Hewlett-Packard Co.                                                  557,148
  15,600            IBM Corp.                                                            1,358,292
  1,250         1   Lexmark International Group, Class A                                 110,625
  1,100         1   NCR Corp.                                                            51,073
  2,950         1   Network Appliance, Inc.                                              56,965
  2,330         1   Seagate Technology, Inc., Rights                                     0
  28,000        1   Sun Microsystems, Inc.                                               110,600
                    Total Computers & Peripherals                                        3,421,685
                    CONSTRUCTION & ENGINEERING--0.0%
  955               Fluor Corp.                                                          43,500
                    CONSTRUCTION MATERIALS--0.1%
  1,200             Vulcan Materials Co.                                                 57,144
                    CONSUMER FINANCE--1.2%
  11,875            American Express Co.                                                 596,719
  1,985             Capital One Financial Corp.                                          137,600
  11,395            MBNA Corp.                                                           281,343
  2,900         1   Providian Financial Corp.                                            40,136
  3,845             SLM Corp.                                                            145,802
                    Total Consumer Finance                                               1,201,600
                    CONTAINERS & PACKAGING--0.2%
  580               Ball Corp.                                                           41,864
  1,120             Bemis Co., Inc.                                                      29,658
  1,765         1   Pactiv Corp.                                                         41,619
  882           1   Sealed Air Corp.                                                     41,842
  650               Temple-Inland, Inc.                                                  44,363
                    Total Containers & Packaging                                         199,346
                    DISTRIBUTORS--0.1%
  2,060             Genuine Parts Co.                                                    77,724
                    DIVERSIFIED FINANCIAL SERVICES--3.7%
  47,830            Citigroup, Inc.                                                      2,108,825
  32,332            J.P. Morgan Chase & Co.                                              1,206,954
  1,875             Loews Corp.                                                          106,181
  1,535             Moody's Corp.                                                        104,533
  3,250             Principal Financial Group                                            110,468
                    Total Diversified Financial Services                                 3,636,961
                    DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
  7,680             AT&T Corp.                                                           115,968
  3,060             Alltel Corp.                                                         159,120
  17,025            BellSouth Corp.                                                      461,207
  1,500             CenturyTel, Inc.                                                     46,485
  3,300             Citizens Communications Co., Class B                                 47,520
  18,654        1   Qwest Communications International, Inc.                             72,564
  30,000            SBC Communications, Inc.                                             760,200
  12,142            Sprint Corp.                                                         226,813
  25,100            Verizon Communications                                               967,354
                    Total Diversified Telecommunication Services                         2,857,231
                    ELECTRIC UTILITIES--1.9%
  1,000         1   Allegheny Energy, Inc.                                               14,840
  1,860             Ameren Corp.                                                         83,123
  4,002             American Electric Power Co., Inc.                                    124,502
  1,000         1   CMS Energy Corp.                                                     9,030
  2,960             CenterPoint Energy, Inc.                                             34,366
  1,460             Cinergy Corp.                                                        55,845
  1,860             Consolidated Edison Co.                                              76,204
  1,845             DTE Energy Co.                                                       74,114
  3,465             Edison International                                                 92,862
  2,280             Entergy Corp.                                                        131,100
  6,032             Exelon Corp.                                                         210,517
  1,885             FPL Group, Inc.                                                      126,917
  3,288             FirstEnergy Corp.                                                    128,561
  4,130         1   P G & E Corp.                                                        117,870
  1,515             PPL Corp.                                                            70,220
  900               Pinnacle West Capital Corp.                                          36,450
  2,427             Progress Energy, Inc.                                                102,274
  825           1   Progress Energy, Inc.                                                186
  6,210             Southern Co.                                                         181,829
  1,900             TECO Energy, Inc.                                                    24,510
  2,800             TXU Corp.                                                            111,048
  4,428             Xcel Energy, Inc.                                                    75,719
                    Total Electric Utilities                                             1,882,087
                    ELECTRICAL EQUIPMENT--0.4%
  2,500             American Power Conversion Corp.                                      37,750
  910               Cooper Industries, LTD., Class A                                     51,752
  3,660             Emerson Electric Co.                                                 222,162
  700           1   Power-One, Inc.                                                      6,139
  1,590             Rockwell Automation, Inc.                                            59,482
  565               Thomas & Betts Corp.                                                 14,860
                    Total Electrical Equipment                                           392,145
                    ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
  4,580         1   Agilent Technologies, Inc.                                           109,050
  2,300         1   Jabil Circuit, Inc.                                                  50,025
  2,250             Molex, Inc.                                                          65,160
  1,030             PerkinElmer, Inc.                                                    18,107
  6,000         1   Sanmina-SCI Corp.                                                    44,040
  9,800         1   Solectron Corp.                                                      53,900
  2,700             Symbol Technologies, Inc.                                            35,343
  1,100             Tektronix, Inc.                                                      33,440
                    Total Electronic Equipment & Instruments                             409,065
                    ENERGY EQUIPMENT & SERVICES--1.0%
  1,375             BJ Services Co.                                                      68,282
  3,320             Baker Hughes, Inc.                                                   133,796
  3,790             Halliburton Co.                                                      120,332
  1,700         1   Nabors Industries Ltd.                                               79,050
  1,575         1   Noble Corp.                                                          60,984
  1,060         1   Rowan Companies, Inc.                                                25,885
  5,215             Schlumberger Ltd.                                                    335,429
  3,449         1   Transocean Sedco Forex, Inc.                                         97,952
                    Total Energy Equipment & Services                                    921,710
                    FOOD & STAPLES RETAILING--3.4%
  3,117             Albertsons, Inc.                                                     76,024
  3,840             CVS Corp.                                                            160,781
  3,930             Costco Wholesale Corp.                                               159,794
  7,265         1   Kroger Co.                                                           114,787
  1,580             SUPERVALU, Inc.                                                      45,125
  4,455         1   Safeway Inc.                                                         94,134
  5,655             Sysco Corp.                                                          194,815
  39,750            Wal-Mart Stores, Inc.                                                2,107,148
  8,975             Walgreen Co.                                                         326,690
  1,450             Winn-Dixie Stores, Inc.                                              9,164
                    TotalFood & Staples Retailing                                        3,288,462
                    FOOD PRODUCTS--1.3%
  6,451             Archer-Daniels-Midland Co.                                           99,539
  4,115             Campbell Soup Co.                                                    105,303
  4,500             ConAgra, Inc.                                                        117,000
  3,625             General Mills, Inc.                                                  162,762
  3,450             Heinz (H.J.) Co.                                                     127,271
  2,470             Hershey Foods Corp.                                                  119,647
  4,000             Kellogg Co.                                                          166,640
  1,600             McCormick & Co., Inc.                                                57,232
  6,720             Sara Lee Corp.                                                       147,571
  2,210             Wrigley (Wm.), Jr. Co.                                               133,484
                    Total Food Products                                                  1,236,449
                    GAS UTILITIES--0.2%
  1,700             KeySpan Corp.                                                        61,183
  540               NICOR, Inc.                                                          17,879
  2,692             NiSource, Inc.                                                       55,724
  400               Peoples Energy Corp.                                                 15,600
                    Total Gas Utilities                                                  150,386
                    HEALTHCARE EQUIPMENT & SUPPLIES--2.1%
  1,290             Bard (C.R.), Inc.                                                    71,208
  640               Bausch & Lomb, Inc.                                                  39,418
  5,240             Baxter International, Inc.                                           157,567
  2,255             Becton, Dickinson & Co.                                              106,504
  2,200             Biomet, Inc.                                                         96,778
  7,220         1   Boston Scientific Corp.                                              276,237
  2,650             Guidant Corp.                                                        146,598
  1,379         1   Hospira, Inc.                                                        35,730
  10,675            Medtronic, Inc.                                                      530,227
  530           1   Millipore Corp.                                                      27,926
  1,680         1   St. Jude Medical, Inc.                                               114,458
  3,500             Stryker Corp.                                                        166,880
  1,580         1   Thermo Electron Corp.                                                40,638
  1,050         1   Waters Corp.                                                         46,074
  2,027         1   Zimmer Holdings, Inc.                                                154,680
                    Total HealthCare Equipment & Supplies                                2,010,923
                    HEALTHCARE PROVIDERS & SERVICES--1.9%
  1,360             Aetna, Inc.                                                          116,688
  1,200             AmerisourceBergen Corp.                                              64,872
  1,200         1   Anthem, Inc.                                                         98,964
  1,425             CIGNA Corp.                                                          88,364
  3,880             Cardinal Health, Inc.                                                172,660
  4,000         1   Caremark Rx, Inc.                                                    122,000
  700           1   Express Scripts, Inc., Class A                                       45,920
  4,030             HCA - The Healthcare Corp.                                           155,760
  2,825             Health Management Association, Class A                               56,670
  1,790         1   Humana, Inc.                                                         32,417
  2,350             IMS Health, Inc.                                                     56,964
  790               Manor Care, Inc.                                                     24,687
  2,931             McKesson HBOC, Inc.                                                  94,290
  2,268         1   Medco Health Solutions, Inc.                                         68,720
  1,050             Quest Diagnostic, Inc.                                               86,184
  5,137         1   Tenet Healthcare Corp.                                               57,432
  5,500             UnitedHealth Group, Inc.                                             345,950
  1,500         1   Wellpoint Health Networks, Inc.                                      151,650
                    Total HealthCare Providers & Services                                1,840,192
                    HOTELS, RESTAURANTS & LEISURE--1.4%
  5,500             Carnival Corp.                                                       256,355
  2,050             Darden Restaurants, Inc.                                             43,726
  1,300             Harrah's Entertainment, Inc.                                         60,437
  4,120             Hilton Hotels Corp.                                                  73,460
  3,000             International Game Technology                                        97,020
  2,330             Marriott International, Inc., Class A                                113,704
  11,310            McDonald's Corp.                                                     311,025
  3,850         1   Starbucks Corp.                                                      180,796
  1,700             Starwood Hotels & Resorts Worldwide, Inc.                            76,500
  1,235             Wendy's International, Inc.                                          44,176
  2,964             Yum! Brands, Inc.                                                    113,788
                    Total Hotels, Restaurants & Leisure                                  1,370,987
                    HOUSEHOLD DURABLES--0.6%
  355           1   American Greetings Corp., Class A                                    8,279
  950               Black & Decker Corp.                                                 66,414
  1,360             Centex Corp.                                                         57,691
  1,250             Fortune Brands, Inc.                                                 90,225
  520               KB HOME                                                              33,306
  2,100             Leggett and Platt, Inc.                                              56,805
  720               Maytag Corp.                                                         14,760
  3,150             Newell Rubbermaid, Inc.                                              68,040
  1,240             Pulte Corp.                                                          67,741
  680               Snap-On Tools Corp.                                                  21,835
  1,000             Stanley Works                                                        42,400
  800               Whirlpool Corp.                                                      49,952
                    Total Household Durables                                             577,448
                    HOUSEHOLD PRODUCTS--1.9%
  1,850             Clorox Co.                                                           92,074
  4,730             Colgate-Palmolive Co.                                                251,636
  4,430             Kimberly-Clark Corp.                                                 283,830
  23,800            Procter & Gamble Co.                                                 1,241,170
                    Total Household Products                                             1,868,710
                    IT SERVICES--1.1%
  1,200         1   Affiliated Computer Services, Inc., Class A                          62,280
  5,140             Automatic Data Processing, Inc.                                      215,777
  1,600         1   Computer Sciences Corp.                                              75,600
  1,700         1   Convergys Corp.                                                      22,508
  4,025             Electronic Data Systems Corp.                                        74,382
  7,914             First Data Corp., Class                                              353,044
  2,150         1   Fiserv, Inc.                                                         73,659
  3,325             Paychex, Inc.                                                        102,111
  1,656             Sabre Group Holdings, Inc.                                           42,278
  2,400         1   SunGard Data Systems, Inc.                                           55,944
  3,270         1   Unisys Corp.                                                         33,485
                    Total It Services                                                    1,111,068
                    INDUSTRIAL CONGLOMERATES--4.6%
  6,920             3M Co.                                                               569,931
  97,700            General Electric Co.                                                 3,248,525
  1,160             Textron, Inc.                                                        71,108
  17,741            Tyco International Ltd.                                              549,971
                    Total Industrial Conglomerates                                       4,439,535
                    INSURANCE--4.5%
  2,630             AON Corp.                                                            69,537
  2,800             Ace Ltd.                                                             113,652
  4,150             Aflac, Inc.                                                          164,506
  6,185             Allstate Corp.                                                       291,190
  950               Ambac Financial Group, Inc.                                          67,554
  24,121            American International Group, Inc.                                   1,704,148
  1,875             Chubb Corp.                                                          128,962
  1,464             Cincinnati Financial Corp.                                           58,384
  2,520             Hartford Financial Services Group, Inc.                              164,052
  1,200             Jefferson-Pilot Corp.                                                57,816
  1,480             Lincoln National Corp.                                               64,676
  1,250             MBIA Insurance Corp.                                                 67,475
  3,378             Manulife Financial Corp.                                             135,187
  4,639             Marsh & McLennan Cos., Inc.                                          205,878
  6,625             MetLife, Inc.                                                        236,313
  1,885             Progressive Corp., OH                                                144,429
  4,700             Prudential Financial, Inc.                                           218,832
  1,525             SAFECO Corp.                                                         71,767
  5,655             The St. Paul Travelers Cos., Inc.                                    209,631
  1,200             Torchmark Corp.                                                      62,736
  3,395             UNUMProvident Corp.                                                  54,150
  1,325             XL Capital Ltd.                                                      93,651
                    Total Insurance                                                      4,384,526
                    INTERNET & CATALOG RETAIL--0.5%
  5,700         1   eBay, Inc.                                                           446,481
                    INTERNET SOFTWARE & SERVICES--0.4%
  11,400        1   Yahoo, Inc.                                                          351,120
                    LEISURE EQUIPMENT & PRODUCTS--0.2%
  900               Brunswick Corp.                                                      35,127
  3,260             Eastman Kodak Co.                                                    86,357
  2,000             Hasbro, Inc.                                                         36,340
  3,640             Mattel, Inc.                                                         63,773
                    Total Leisure Equipment & Products                                   221,597
                    MACHINERY--1.4%
  3,060             Caterpillar, Inc.                                                    224,879
  760               Crane Co.                                                            21,143
  410               Cummins, Inc.                                                        28,466
  3,030             Danaher Corp.                                                        153,469
  2,355             Deere & Co.                                                          147,918
  1,710             Dover Corp.                                                          67,852
  1,290             Eaton Corp.                                                          83,386
  1,045             ITT Industries, Inc.                                                 83,548
  2,625             Illinois Tool Works, Inc.                                            237,615
  1,500             Ingersoll-Rand Co., Class A                                          103,035
  845           1   Navistar International Corp.                                         30,378
  1,495             PACCAR, Inc.                                                         89,640
  1,480             Pall Corp.                                                           34,292
  990               Parker-Hannifin Corp.                                                56,806
                    Total Machinery                                                      1,362,427
                    MEDIA--3.4%
  5,385             Clear Channel Communications, Inc.                                   192,244
  20,716        1   Comcast Corp., Class A                                               567,618
  1,025             Dow Jones & Co.                                                      43,439
  2,340             Gannett Co., Inc.                                                    194,548
  3,500         1   Interpublic Group Cos., Inc.                                         44,765
  900               Knight-Ridder, Inc.                                                  59,211
  1,625             McGraw-Hill Cos., Inc.                                               121,973
  560               Meredith Corp.                                                       29,613
  1,270             New York Times Co., Class A                                          52,832
  1,875             Omnicom Group, Inc.                                                  135,038
  42,200        1   Time Warner, Inc.                                                    702,630
  2,877             Tribune Co.                                                          122,129
  3,200         1   Univision Communications, Inc., Class A                              92,704
  15,975            Viacom, Inc., Class B                                                536,600
  18,155            Walt Disney Co.                                                      419,199
                    Total Media                                                          3,314,543
                    METALS & MINING--0.7%
  7,513             Alcoa, Inc.                                                          240,641
  765               Allegheny Technologies, Inc.                                         15,338
  1,830             Freeport-McMoRan Copper & Gold, Inc., Class B                        63,776
  3,365             Newmont Mining Corp.                                                 136,182
  975               Nucor Corp.                                                          81,559
  908               Phelps Dodge Corp.                                                   70,770
  915               United States Steel Corp.                                            34,898
  940               Worthington Industries, Inc.                                         19,251
                    Total Metals & Mining                                                662,415
                    MULTI-UTILITIES & UNREGULATED POWER--0.7%
  6,400         1   AES Corp.                                                            61,760
  4,500         1   Calpine Corp.                                                        17,370
  1,455             Constellation Energy Group                                           56,090
  3,000             Dominion Resources, Inc.                                             190,380
  7,675             Duke Energy Corp.                                                    165,012
  4,400         1   Dynegy, Inc.                                                         18,480
  4,169         1   Mirant Corp.                                                         1,292
  2,010             Public Service Enterprises Group, Inc.                               78,390
  2,376             Sempra Energy                                                        84,942
                    Total Multi-Utilities & Unregulated Power                            673,716
                    MULTILINE RETAIL--1.1%
  1,290         1   Big Lots, Inc.                                                       15,790
  1,080             Dillards, Inc., Class A                                              24,613
  3,950             Dollar General Corp.                                                 76,235
  2,050             Family Dollar Stores, Inc.                                           57,113
  1,800             Federated Department Stores, Inc.                                    86,256
  3,250         1   Kohl's Corp.                                                         148,720
  2,435             May Department Stores Co.                                            64,601
  1,575             Nordstrom, Inc.                                                      69,143
  2,300             Penney (J.C.) Co., Inc.                                              92,000
  1,850             Sears, Roebuck & Co.                                                 67,858
  8,020             Target Corp.                                                         349,672
                    Total Multiline Retail                                               1,052,001
                    OFFICE ELECTRONICS--0.1%
  6,800         1   Xerox Corp.                                                          94,248
                    OIL & GAS--5.9%
  970               Amerada-Hess Corp.                                                   80,849
  2,500             Anadarko Petroleum Corp.                                             149,475
  3,196             Apache Corp.                                                         148,710
  610               Ashland, Inc.                                                        31,885
  3,834             Burlington Resources, Inc.                                           146,343
  9,900             ChevronTexaco Corp.                                                  946,935
  6,068             ConocoPhillips                                                       477,976
  1,950             Devon Energy Corp.                                                   135,505
  1,350             EOG Resources, Inc.                                                  85,792
  6,483             El Paso Corp.                                                        51,151
  60,575            Exxon Mobil Corp.                                                    2,804,623
  1,200             Kerr-McGee Corp.                                                     63,000
  1,000             Kinder Morgan, Inc.                                                  60,010
  3,080             Marathon Oil Corp.                                                   116,024
  3,325             Occidental Petroleum Corp.                                           163,823
  735               Sunoco, Inc.                                                         50,105
  2,205             Unocal Corp.                                                         85,466
  1,200             Valero Energy Corp.                                                  89,904
  6,125             Williams Cos., Inc.                                                  74,419
                    Total Oil & Gas                                                      5,761,995
                    PAPER & FOREST PRODUCTS--0.5%
  2,201             Georgia-Pacific Corp.                                                73,954
  3,890             International Paper Co.                                              168,165
  870               Louisiana-Pacific Corp.                                              20,602
  2,365             MeadWestvaco Corp.                                                   70,619
  2,150             Weyerhaeuser Co.                                                     133,300
                    Total Paper & Forest Products                                        466,640
                    PERSONAL PRODUCTS--0.6%
  930               Alberto-Culver Co., Class B                                          43,357
  3,800             Avon Products, Inc.                                                  163,438
  8,990             Gillette Co.                                                         350,430
                    Total Personal Products                                              557,225
                    PHARMACEUTICALS--7.5%
  13,790            Abbott Laboratories                                                  542,637
  1,080             Allergan, Inc.                                                       81,691
  17,175            Bristol-Myers Squibb Co.                                             393,307
  3,200         1   Forest Laboratories, Inc., Class A                                   160,928
  27,493            Johnson & Johnson                                                    1,519,538
  2,733         1   King Pharmaceuticals, Inc.                                           30,856
  10,500            Lilly (Eli) & Co.                                                    669,060
  20,145            Merck & Co., Inc.                                                    913,576
  2,400             Mylan Laboratories, Inc.                                             35,568
  70,655            Pfizer, Inc.                                                         2,258,134
  12,875            Schering Plough Corp.                                                250,547
  1,200         1   Watson Pharmaceuticals, Inc.                                         30,252
  11,790            Wyeth                                                                417,366
                    Total Pharmaceuticals                                                7,303,460
                    REAL ESTATE--0.5%
  1,000             Apartment Investment & Management Co., Class A                       31,970
  4,000             Equity Office Properties Trust                                       103,800
  3,050             Equity Residential Properties Trust                                  90,127
  1,550             Plum Creek Timber Co., Inc.                                          48,639
  2,000             Prologis Trust                                                       68,080
  2,200             Simon Property Group, Inc.                                           113,542
                    Total Real Estate                                                    456,158
                    ROAD & RAIL--0.4%
  3,700             Burlington Northern Santa Fe                                         131,276
  1,870             CSX Corp.                                                            58,531
  3,275             Norfolk Southern Corp.                                               87,409
  2,495             Union Pacific Corp.                                                  140,568
                    Total Road & Rail                                                    417,784
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.1%
  3,400         1   Advanced Micro Devices, Inc.                                         42,466
  3,200         1   Altera Corp.                                                         66,624
  3,200             Analog Devices, Inc.                                                 127,040
  14,750        1   Applied Materials, Inc.                                              250,307
  3,000         1   Applied Micro Circuits Corp.                                         10,800
  2,600         1   Broadcom Corp.                                                       91,936
  58,500            Intel Corp.                                                          1,426,230
  1,700         1   KLA-Tencor Corp.                                                     70,057
  4,360         1   LSI Logic Corp.                                                      22,192
  2,750             Linear Technology Corp.                                              107,525
  3,200             Maxim Integrated Products, Inc.                                      153,920
  6,100         1   Micron Technology, Inc.                                              82,533
  1,825         1   NVIDIA Corp.                                                         28,105
  2,370         1   National Semiconductor Corp.                                         40,645
  1,800         1   Novellus Systems, Inc.                                               48,600
  2,000         1   PMC-Sierra, Inc.                                                     23,760
  2,100         1   Teradyne, Inc.                                                       35,910
  15,330            Texas Instruments, Inc.                                              326,989
  3,300             Xilinx, Inc.                                                         97,119
                    Total Semiconductor Equipment & Products                             3,052,758
                    SOFTWARE--4.4%
  2,000             Adobe Systems, Inc.                                                  84,360
  1,380             Autodesk, Inc.                                                       55,476
  2,650         1   BMC Software, Inc.                                                   41,552
  2,000         1   Citrix Systems, Inc.                                                 35,240
  4,925             Computer Associates International, Inc.                              124,307
  3,500         1   Compuware Corp.                                                      17,290
  2,600         1   Electronic Arts, Inc.                                                130,338
  1,725         1   Intuit, Inc.                                                         64,584
  900           1   Mercury Interactive Corp.                                            32,904
  99,950            Microsoft Corp.                                                      2,844,577
  3,325         1   Novell, Inc.                                                         22,743
  48,088        1   Oracle Corp.                                                         505,405
  2,670         1   Parametric Technology Corp.                                          12,122
  3,250         1   Peoplesoft, Inc.                                                     58,565
  5,700         1   Siebel Systems, Inc.                                                 45,942
  2,700         1   Symantec Corp.                                                       126,252
  3,715         1   Veritas Software Corp.                                               70,808
                    Total Software                                                       4,272,465
                    SPECIALTY RETAIL--2.3%
  3,450         1   AutoNation, Inc.                                                     55,614
  740           1   AutoZone, Inc.                                                       57,128
  2,600         1   Bed Bath & Beyond, Inc.                                              92,014
  2,750             Best Buy Co., Inc.                                                   132,440
  1,075             Boise Cascade Corp.                                                  34,669
  2,350             Circuit City Stores, Inc.                                            33,135
  7,495             Gap (The), Inc.                                                      170,136
  20,592            Home Depot, Inc.                                                     694,362
  3,984             Limited, Inc.                                                        81,433
  6,950             Lowe's Cos., Inc.                                                    338,604
  3,300         1   Office Depot, Inc.                                                   54,120
  1,800             Radioshack Corp.                                                     50,310
  1,410             Sherwin-Williams Co.                                                 56,936
  4,300             Staples, Inc.                                                        124,184
  5,040             TJX Cos., Inc.                                                       118,289
  1,600             Tiffany & Co.                                                        57,200
  2,090         1   Toys 'R' Us, Inc.                                                    34,401
                    Total Specialty Retail                                               2,184,975
                    Textiles, Apparel & Luxury Goods--0.4%
  1,450             Jones Apparel Group, Inc.                                            54,158
  1,340             Liz Claiborne, Inc.                                                  48,495
  2,165             Nike, Inc., Class B                                                  157,417
  670               Reebok International Ltd.                                            22,820
  1,075             V.F. Corp.                                                           53,761
                    Total Textiles, Apparel & Luxury Goods                               336,651
                    THRIFTS & MORTGAGE FINANCE--1.8%
  2,679             Countrywide Financial Corp.                                          193,156
  6,125             Federal Home Loan Mortgage Corp.                                     393,899
  8,775             Federal National Mortgage Association                                622,674
  1,300             Golden West Financial Corp.                                          138,983
  800               MGIC Investment Corp.                                                56,800
  2,800             Sovereign Bancorp, Inc.                                              60,956
  7,934             Washington Mutual Bank FA                                            307,839
                    Total Thrifts & Mortgage Finance                                     1,774,307
                    TOBACCO--1.1%
  18,600            Altria Group, Inc.                                                   885,360
  1,000             R.J. Reynolds Tobacco Holdings, Inc.                                 71,950
  1,865             UST, Inc.                                                            70,777
                    Total Tobacco                                                        1,028,087
                    TRADING COMPANIES & DISTRIBUTORS--1.1%
  1,105             Grainger (W.W.), Inc.                                                58,510
                    WIRELESS TELECOMMUNICATION SERVICES--0.6%
  24,122        1   AT&T Wireless Services, Inc.                                         348,322
  9,590         1   NEXTEL Communications, Inc., Class A                                 218,268
                    Total Wireless Telecommunication Services                            566,590
                    Total Common Stocks
                     (identified cost $90,971,391)                                   $   94,646,968
                    POOLED INVESTMENT VEHICLES--0.1%
  500               S&P Depositary Receipts Trust, ADR
                    (IDENTIFIED COST $54,745)                                        $   55,410
                    Mutual Funds--2.0%
  1,951,602     2   MTB Prime Money Market Fund, Class IS                                1,951,602
  5                 SSGA Money Market Fund                                               5
                    Total mutual funds                                               $   1,951,607
                    Total Investments--99.8%
                     (identified cost $92,977,743)3                                  $   96,653,985
                    other assets and liabilities--0.2%                                $   145,368
                    total net assets-100%                                            $   96,799,353


1    Non-income producing security.

2    Affiliated company.

3 The cost of investments for federal tax purposes amounts to $92,977,743. The net unrealized appreciation of investments for federal tax purposes was $3,676,242. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,276,178 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,599,936.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
ADR            --American Depositary Receipt
AMBAC          --American Municipal Bond Assurance Corporation












MTB U.S. Government Money Market Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal                                                                           Value
  Amount

                      Government Agencies--87.8%
                      Federal Home Loan Bank System --11.8%
$ 50,000,000   (1)    Discount Notes, 1.225%, 8/4/2004                               $   49,994,896
  210,000,000  (2)    Floating Rate Notes, 1.340% - 1.483%, 8/27/2004 -
                      10/5/2004                                                          209,949,643
                      Total federal home loan bank system                                259,944,539
                      Federal Home Loan Mortgage Corporation--20.9%
  225,000,000  (1)    Discount Notes, 1.050%-1.280%, 8/3/2004 - 12/13/2004               224,720,875
  235,000,000  (2)    Floating Rate Notes, 1.537%, 10/7/2004                             235,000,000
                      Total federal home loan mortgage corporation                       459,720,875
                      Federal National Mortgage Association--55.1%
  627,360,000  (1)    Discount Notes, 1.055%-1.570%, 8/4/2004 - 12/10/2004               626,236,758
  588,750,000  (2)    Floating Rate Notes, 1.140% - 1.510%, 8/2/2004 -
                      10/18/2004                                                         588,508,591
                      Total federal national mortgage association                        1,214,745,349
                      Total Government Agencies                                          1,934,410,763
                      Repurchase Agreement--12.2%
  268,379,000         Repurchase agreement with State Street Corp., dated
                      7/30/2004, due 8/2/2004 at 1.260%, collateralized by a
                      U.S. Treasury Obligation with a maturity of 11/18/2004.
                      (repurchase proceeds $268,407,180)                                 268,379,000
                      Total Investments -100.0%
                      (at amortized cost) (3)                                         $  2,202,789,763
                      other assets and liabilities--0.0%                              $  (313,823)
                      total net assets--100%                                          $  2,202,475,940


(1) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(2) Denotes variable rate securities which shows current rate and next demand date.

(3)  Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.












MTB International Equity Fund
Portfolio of Investments
July 31, 2004 (unaudited)



                                                                                         Value in
  Shares                                                                                 U.S. Dollars
                      Common Stocks-98.0%
                      AUSTRALIA--3.3%
  56,877              Australia & New Zealand Banking Group, Melbourne              $    722,480
  42,819              Australian Gas Light Co.                                           379,471
  23,182              National Australia Bank Ltd., Melbourne                            434,856
  116,922             QBE Insurance Group Ltd.                                           1,026,319
  7,958               Rio Tinto Ltd.                                                     212,080
  42,104              Westpac Banking Corp. Ltd., Sydney                                 498,994
  38,386              Woolworth's Ltd.                                                   316,156
                      Total australia                                                    3,590,356
                      AUSTRIA--0.1%
  5,692               Telekom Austria AG                                                 88,271
                      BELGIUM--1.4%
  65,106              Fortis                                                             1,403,656
  4,218               Fortis                                                             91,903
  881                 Solvay SA                                                          73,665
                      Total belgium                                                      1,569,224
                      BRAZIL--0.0%
  851                 Tele Norte Leste Participacoes SA                                  10
                      FINLAND--1.9%
  107,225             Nokia Oyj                                                          1,229,393
  45,000              UPM - Kymmene Oyj                                                  873,812
                      Total finland                                                      2,103,205
                      FRANCE--8.0%
  13,652              Aventis SA                                                         1,059,395
  19,795              BNP Paribas SA                                                     1,152,187
  16,909              Cap Gemini SA                                                      562,897
  51,868              France Telecommunications                                          1,284,241
  9,632               Sanofi Synthelabo SA                                               638,513
  16,002              Suez SA                                                            316,118
  15,876              Total SA, Class B                                                  3,080,897
  6,884               Unibail (Union du Credit-Bail Immobilier)                          721,375
                      Total france                                                       8,815,623
                      GERMANY, FEDERAL REPUBLIC OF--0.8%
  8,720               Allianz AG Holding                                                 842,430
                      HONG KONG--1.1%
  73,000              Cheung Kong                                                        538,155
  69,000              Sun Hung Kai Properties                                            583,861
  31,000              Television Broadcasting                                            127,183
                      Total hong kong                                                    1,249,199
                      IRELAND--3.0%
  10,261              Bank of Ireland                                                    133,079
  144,841             Bank of Ireland                                                    1,895,930
  50,465              CRH PLC                                                            1,138,396
  7,724               CRH PLC                                                            172,845
                      Total ireland                                                      3,340,250
                      ITALY--2.9%
  22,891              Assicurazioni Generali SpA                                         605,058
  57,181              ENI SpA                                                            1,176,385
  298,998             Unicredito Italiano Spa                                            1,431,704
                      Total italy                                                        3,213,147
                      JAPAN--19.0%
  38,200              Canon, Inc.                                                        1,865,841
  21,000              Fuji Photo Film Co.                                                629,764
  4,300               Funai Electric Co. Ltd.                                            602,290
  48,900              Honda Motor Co. Ltd.                                               2,379,690
  65,000              Kao Corp.                                                          1,610,774
  71,000              Mitsubishi Corp.                                                   683,385
  64                  Mitsubishi Tokyo Financial Group, Inc.                             572,911
  1,180               NTT DoCoMo, Inc.                                                   2,055,398
  3,100               Nintendo Corp. Ltd.                                                345,140
  40                  Nippon Telegraph & Telephone Corp.                                 199,327
  136                 Nippon Unipac Holding                                              667,942
  16,700              Nitto Denko Corp.                                                  698,739
  9,600               Rohm Co.                                                           1,027,448
  79           (1)    SKY Perfect Communications, Inc.                                   86,536
  61,000              Sekisui House Ltd.                                                 613,971
  112,000             Sompo Japan Insurance, Inc.                                        1,105,167
  180                 Sumitomo Mitsui Financial Group, Inc.                              1,084,444
  38,300              Takeda Pharmaceutical Co. Ltd.                                     1,791,632
  38,500              Toyoda Automatic Loom Works                                        903,951
  34,700              Toyota Motor Corp.                                                 1,395,789
  164                 West Japan Railway Co.                                             656,736
                      Total japan                                                        20,976,875
                      NETHERLANDS--7.2%
  42,612              ABN AMRO Holdings NV                                               892,037
  39,527              Koninklijke (Royal) Philips Electronics NV                         957,757
  155,095             Koninklijke KPN NV                                                 1,145,692
  111,077             Reed Elsevier NV                                                   1,419,222
  65,918              TPG NV                                                             1,444,161
  53,985              VNU - Verenigde Nederlandse Uitgeversbedrijven                     1,425,639
  41,261              Wolters Kluwer NV                                                  693,983
                      Total netherlands                                                  7,978,491
                      PORTUGAL--0.9%
  88,382              Electricidade de Portugal SA                                       236,058
  69,603              Portugal Telecom SGPS SA                                           713,460
                      Total portugal                                                     949,518
                      SPAIN--2.3
  107,641             Banco Bilbao Vizcaya Argentaria SA                                 1,432,302
  67,447              Banco Santander Central Hispano, SA                                641,050
  33,438       (1)    Telefonica SA                                                      487,176
                      Total spain                                                        2,560,528
                      SWEDEN--3.4%
  27,300              Electrolux AB, Class B                                             476,670
  27,700              Hennes & Mauritz AB, Class B                                       712,848
  30,070              Svenska Cellulosa AB, Class B                                      1,112,760
  29,790              Svenska Handelsbanken AB, Class A                                  555,081
  87,220              Swedish Match AB                                                   852,368
                      Total sweden                                                       3,709,727
                      SWITZERLAND--8.0%
  2,170        (1)    Actelion Ltd.                                                      207,398
  13,810              Adecco SA                                                          641,321
  40,915       (1)    Credit Suisse Group                                                1,313,080
  987                 Givaudan SA                                                        565,609
  19,802              Holcim Ltd.                                                        1,036,466
  7,675               Nestle SA                                                          1,962,102
  16,535              Novartis AG                                                        740,074
  19,539              Roche Holding AG                                                   1,932,362
  6,268               Swiss Re                                                           366,299
                      Total switzerland                                                  8,764,711
                      UNITED KINGDOM--34.7%
  56,025              Abbey National Bank PLC, London                                    577,875
  25,087              Alliance Unichem PLC                                               301,204
  39,239              AstraZeneca PLC                                                    1,756,703
  368,567             BP PLC                                                             3,459,672
  238,859             BT Group PLC                                                       820,158
  57,486              Balfour Beatty PLC                                                 277,126
  255,187             Barclays PLC                                                       2,135,429
  30,106              Boc Group PLC                                                      516,456
  156,564             Cadbury Schweppes PLC                                              1,282,373
  204,562             Centrica PLC                                                       880,085
  95,430              Compass Group PLC                                                  555,091
  206,532             Diageo PLC                                                         2,560,483
  89,203              Electrocomponents PLC                                              531,852
  96,746              Gallaher Group PLC                                                 1,151,891
  102,718             GlaxoSmithKline PLC                                                2,087,221
  46,702              HBOS PLC                                                           605,326
  99,757              HSBC Holdings PLC                                                  1,465,395
  29,334              ITV                                                                55,562
  715,825      (1)    Invensys PLC                                                       208,351
  268,685             Kingfisher PLC                                                     1,388,131
  172,561             National Grid Transco PLC                                          1,366,313
  260,980             Rentokil Initial PLC                                               674,162
  38,135              Reuters Group                                                      225,723
  38,178              Rio Tinto PLC                                                      995,241
  100,352             Royal Bank of Scotland PLC, Edinburgh                              2,822,307
  96,806              Scottish & Southern Energy PLC                                     1,265,312
  323,067             Shell Transport & Trading Co.                                      2,342,015
  376,641             Tesco PLC                                                          1,743,750
  1,571,659           Vodafone Group PLC                                                 3,409,458
  134,958             William Morrison Supermarkets                                      444,371
  19,323              Wolseley PLC                                                       300,545
                      Total united kingdom                                               38,205,581
                      Total Common Stocks
                      (identified cost $91,299,841)                                      107,957,146
                      Preferred Stock--0.7%
                      AUSTRALIA--0.7%
  101,333             News Corp. Ltd., Pfd. $0.05, Annual Dividend
                      (IDENTIFIED COST $701,764)                                         817,496
                      Mutual Fund--0.5%
  547,679       2     MTB Prime Money Market Fund, Class IS
                       (AT NET ASSET VALUE)                                              547,679
                      Total Investments-99.2%
                       (identified cost $92,323,561)3                               $    109,322,321
                      OTHER ASSETS AND LIABILITIES-NET-0.8%                         $    864,885
                      TOTAL NET ASSETS-100%                                         $    110,187,206


(1)       Non-income producing security.
(2)       Affiliated company.
(3)       The cost of investments for federal tax purposes amounts to $92,323,561. The net unrealized appreciation of investments for federal tax purposes was $16,773,037.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,687,378 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $1,914,341.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.















MTB Income Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                Value
                      Asset-Backed Securities--3.8%
$ 1,880,984           L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026           $   1,959,760
  5,000,000           William Street Funding Corp., Class A, 1.62%, 4/23/2006           5,008,085
                      Total asset-backed securities (identified cost
                      $6,880,984)                                                       6,967,845
                      Collateralized Mortgage Obligations--13.7%
                      Banking--4.1%
  2,773,293           Bank of America Mortgage Securities 2003-2, Class 2A1,
                      3.614162%, 2/25/2034                                              2,724,289
  1,849,239           Harborview Marketing Loan Trust, Class 73, 2.168%,
                      6/19/2034                                                         1,847,223
  2,938,000           Washington Mutual Pass Through Certificates 2003 AR12,
                      Class A3, 3.36%, 12/22/2005                                       2,943,553
                      Total banking                                                     7,515,065
                      Federal Home Loan Mortgage Corporation--9.6%
  4,894,610           (Series 2631), Class LA, 4.00%, 6/15/2011                         4,953,052
  2,000,000           (Series 2707), Class PW, 4.00%, 7/15/2014                         2,022,900
  2,000,000           (Series 2672), Class GM, 4.00%, 3/15/2017                         2,020,680
  826,700             (Series 2672), Class NU, 5.00%, 8/15/2008                         839,506
  613,397             (Series 1614), Class J, 6.25%, 11/15/2022                         622,003
  4,542,175           (Series 2292), Class QT, 6.50%, 5/15/2030                         4,685,980
  343,998             (Series 2315), Class CK, 6.50%, 6/15/2030                         345,509
  1,998,442           (Series 1920), Class H, 7.00%, 1/15/2012                          2,119,627
                      Total Federal Home Loan Mortgage Corporation                      17,609,257
                      Federal National Mortgage Association--0.0%
  46,360              (Series 1998-23), Class C, 9.75%, 9/25/2018                       50,192
                      Total Collateralized Mortgage Obligations
                      (identified cost $25,233,827)                                     25,174,514
                      Corporate Bonds--46.7%
                      Air Freight & Logistics--0.8%
  1,500,000           FedEx Corp., Unsecd. Note, Series 144A, 1.88%,
                      4/1/2005                                                          1,501,785
                      Auto Components--1.4%
  1,125,000           Dana Corp., Sr. Note, 6.50%, 3/1/2009                             1,184,062
  1,250,000           Lear Corp., Company Guarantee, 8.11%, 5/15/2009                   1,429,375
                      Total Auto Components                                             2,613,437
                      Automobiles--2.7%
  1,500,000           DaimlerChrysler North America Holding Corp., 6.50%,
                      11/15/2013                                                        1,568,775
  2,250,000           DaimlerChrysler North America Holding Corp., Company
                      Guarantee, 6.90%, 9/1/2004                                        2,258,865
  1,000,000     1     General Motors Corp., Note, 8.375%, 7/15/2033                     1,042,540
                      Total Automobiles                                                 4,870,180
                      Banks--5.2%
  900,000             BankBoston Capital Trust III, Company Guarantee,
                      2.27%, 6/15/2027                                                  894,735
  1,500,000           Bank of New York Institutional Capital Trust, Company
                      Guarantee, 7.78%, 12/1/2026                                       1,613,235
  2,500,000     1     Mellon Capital I, Company Guarantee, Series A, 7.72%,
                      12/1/2026                                                         2,692,575
  2,500,000           PNC Funding Corp., 5.75%, 8/1/2006                                2,610,650
  1,700,000           Suntrust Capital I, Company Guarantee, Series A,
                      1.92%, 5/15/2027                                                  1,666,391
                      Total Banks                                                       9,477,586
                      Capital Markets--3.2%
  1,000,000           Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013                982,740
  1,175,000     1     Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034           1,129,422
  1,107,000           Lehman Brothers Holdings, Inc., Note, 7.00%, 2/1/2008             1,215,453
  1,000,000           Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007            1,123,550
  1,455,000           Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%,
                      4/21/2008                                                         1,440,639
                      Total Capital Markets                                             5,891,804
                      Consumer Finance--3.6%
  1,000,000           Countrywide Home Loans, Series MTNK, 1.83%, 5/20/2005             1,001,340
  2,000,000           Ford Motor Credit Co., Note, 6.50%, 1/25/2007                     2,108,520
  2,000,000     1     General Motors Acceptance Corp., Medium Term Note,
                      Series MTN, 4.375%, 12/10/2007                                    1,990,180
  1,000,000           MBNA Capital I, Company Guarantee, Series A, 8.278%,
                      12/1/2026                                                         1,070,090
  400,000             MBNA Corp., Sr. Note, Series F, 2.30%, 8/16/2004                  399,960
                      Total Consumer Finance                                            6,570,090
                      Diversified Financial Services--0.7%
  1,180,000     1     National Rural Utilities Cooperative Finance Corp.,
                      Note, Series MTNC, 6.50%, 3/1/2007                                1,269,999
                      Diversified Telecommunication Services--0.6%
  1,000,000           TCI Communications, Inc., Sr. Note, 8.65%, 9/15/2004              1,007,050
                      Electric Utilities--1.4%
  1,250,000           CenterPoint Energy, Inc., Sr. Note, Series B, 6.85%,
                      6/1/2015                                                          1,331,212
  1,300,000           Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                      1,256,567
                      Total Electric Utilities                                          2,587,779
                      Energy--1.2%
  1,000,000           Niagara Mohawk Power Corp., Sr. Note, 5.375%, 10/1/2004           1,004,400
  1,125,000           Premcor Refining Group, Sr. Sub. Note, 7.75%, 2/1/2012            1,195,312
                      Total Energy                                                      2,199,712
                      Energy Equipment & Services--1.7%
  1,000,000           Anderson Exploration Ltd., 6.75%, 3/15/2011                       1,080,310
  2,000,000           National-Oilwell, Inc., Note, 5.65%, 11/15/2012                   2,014,100
                      Total Energy Equipment & Services                                 3,094,410
                      Food Products--2.0%
  1,000,000     1     Archer-Daniels-Midland Co., 5.935%, 10/1/2032                     989,890
  1,000,000           ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005                       1,089,060
  1,500,000           Kraft Foods, Inc., Note, 6.25%, 6/1/2012                          1,600,695
                      Total Food Products                                               3,679,645
                      Gas Utilities--3.2%
  2,000,000           Consolidated Natural Gas Co., 6.25%, 11/1/2011                    2,143,600
  2,750,000           K N Energy, Inc., Sr. Note, 6.65%, 3/1/2005                       2,814,103
  1,000,000           Pacific Gas & Electric Co., 6.05%, 3/1/2034                       965,630
                      Total Gas Utilities                                               5,923,333
                      Hotels, Restaurants & Leisure--0.6%
  1,000,000     1     Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012                      1,154,390
                      Household Durables--1.1%
  2,000,000           Pulte Corp., Company Guarantee, 7.30%, 10/24/2005                 2,098,920
                      Household Products--0.3%
  500,000       1     Procter & Gamble Co., Bond, 5.50%, 2/1/2034                       480,355
                      IT Services--0.6%
  1,250,000           Iron Mountain, Inc., Company Guarantee, 6.625%,
                      1/1/2016                                                          1,160,937
                      Industrial Conglomerates--1.1%
  750,000             Tyco International Group, Sr. Note, 6.375%, 6/15/2005             774,698
  1,250,000     1     Tyco International Group SA, Company Guarantee, 6.00%,
                      11/15/2013                                                        1,302,063
                      Total Industrial Conglomerates                                    2,076,761
                      Insurance--0.6%
  1,175,000     2     Asif Global Financing, Series 144A, 4.90%, 1/17/2013              1,162,016
                      Media--2.3%
  1,250,000           Clear Channel Communications, Inc., 6.00%, 11/1/2006              1,314,650
  925,000       1     Liberty Media Group, Deb., 8.25%, 2/1/2030                        1,045,925
  1,500,000           Time Warner, Inc., Sr. Note, 9.125%, 1/15/2013                    1,842,300
                      Total Media                                                       4,202,875
                      Oil & Gas--4.3%
  2,000,000           Anadarko Petroleum Corp., Sr. Deb., 7.20%, 3/15/2029              2,201,640
  1,200,000           Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016              1,191,000
  1,290,000     1     Conoco, Inc., 7.25%, 10/15/2031                                   1,496,593
  720,000             GulfTerra Energy Partners LP, Company Guarantee,
                      Series B, 8.50%, 6/1/2010                                         799,200
  1,250,000           Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013            1,230,763
  1,000,000     1     XTO Energy, Inc., Note, 4.90%, 2/1/2014                           954,630
                      Total Oil & Gas                                                   7,873,826
                      Paper & Forest Products--0.6%
  1,000,000           Westvaco Corp., 6.85%, 11/15/2004                                 1,012,040
                      Real Estate--1.0%
  650,000             Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015                612,001
  1,300,000           iStar Financial, Inc., Sr. Note, Series B, 4.875%,
                      1/15/2009                                                         1,280,500
                      Total Real Estate                                                 1,892,501
                      Specialty Retail--0.6%
  1,000,000     1     Gap (The), Inc., Note, 6.90%, 9/15/2007                           1,085,000
                      Telecommunications--2.5%
  1,725,000           New York Telephone Co., Deb., 6.50%, 3/1/2005                     1,764,244
  1,150,000           TELUS Corp., Note, 8.00%, 6/1/2011                                1,328,951
  1,500,000           Verizon Global Funding, Note, 4.375%, 6/1/2013                    1,397,925
                      Total Telecommunications                                          4,491,120
                      Thrifts & Mortgage Finance--0.5%
  1,000,000     1     Washington Mutual Bank FA, Note, 4.00%, 1/15/2009                 986,540
                      Wireless Telecommunication Services--2.9%
  1,125,000           NEXTEL Communications, Inc., Sr. Note, 6.875%,
                      10/31/2013                                                        1,153,125
  1,125,000           Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011                 1,175,625
  1,100,000           Rogers Wireless, Inc., 6.375%, 3/1/2014                           1,023,000
  1,865,000     2     Verizon Wireless, Inc., 1.35%, 5/23/2005                          1,864,573
                      Total Wireless Telecommunication Services                         5,216,323
                      Total Corporate Bonds (identified cost $85,863,773)               85,580,414
                      Government Agencies--2.6%
                      Banks--0.1%
  250,000             Deutsche Ausgleichsbank, Bond, 7.00%, 6/23/2005                   260,570
                      Diversified Financial Services--1.1%
  2,000,000           Student Loan Marketing Association, Sr. Note, Series
                      MTN1, 1.88%, 7/25/2007                                            2,004,560
                      Federal Home Loan Mortgage Corporation--1.4%
  2,000,000           Note, Series MTN, 2.85%, 6/3/2008                                 1,940,140
  500,000             Sub. Note, 5.875%, 3/21/2011                                      531,490
                      Total Federal Home Loan Mortgage Corporation                      2,471,630
                      Total Government Agencies (identified cost $4,740,335)            4,736,760
                      Mortgage Backed Securities--30.1%
                      Federal Home Loan Mortgage Corporation--9.2%
  3,124,009           3.50%, 7/1/2010                                                   3,022,479
  3,234,496           3.50%, 9/1/2010                                                   3,129,375
  487,931             4.50%, 10/1/2033                                                  462,466
  6,000,000     3     TBA 5.00%, 8/1/2033                                               5,846,280
  3,000,000     3     TBA 5.00%, 8/1/2018                                               3,022,500
  1,000,000     3     TBA 5.50%, 8/1/2019                                               1,026,250
  184,336             6.00%, 2/1/2033                                                   189,118
  4                   8.00%, 1/1/2008                                                   4
  119,994             8.50%, 9/1/2026                                                   130,907
  5,047               14.75%, 3/1/2010                                                  5,577
                      Total Federal Home Loan Mortgage Corporation                      16,834,956
                      Federal National Mortgage Association--19.5%
  9,075,000     3     TBA 5.00%, 8/1/2018                                               9,151,593
  1,000,000     3     TBA 5.00%, 8/1/2033                                               975,000
  10,000,000    3     TBA 5.50%, 8/1/2034                                               10,025,000
  2,679,630           5.50%, 5/1/2034                                                   2,686,329
  1,950,158           6.00%, 5/1/2033                                                   2,001,954
  4,197,978           6.00%, 3/1/2033                                                   4,309,476
  762,811             6.50%, 5/1/2032                                                   796,184
  892,722             6.50%, 4/1/2032                                                   932,341
  1,961,525           6.50%, 7/1/2032                                                   2,047,342
  2,241,034           6.50%, 8/1/2032                                                   2,339,079
  102,403             7.00%, 3/1/2029                                                   108,835
  293,784             7.00%, 2/1/2026                                                   311,963
                      Total Federal National Mortgage Association                       35,685,096
                      Government National Mortgage Association--1.4%
  334,277             7.00%, 5/15/2024                                                  356,944
  369,708             7.00%, 5/15/2024                                                  394,778
  527,708             7.00%, 2/15/2024                                                  563,491
  146,495             7.00%, 9/20/2025                                                  155,697
  98,705              7.50%, 5/15/2022                                                  106,909
  333,683             7.50%, 10/15/2023                                                 361,005
  145,744             7.50%, 12/15/2023                                                 157,678
  161,493             7.50%, 5/15/2024                                                  174,716
  286,516             7.50%, 10/15/2024                                                 309,706
                      Total Government National Mortgage Association                    2,580,924
                      Total Mortgage Backed Securities (IDENTIFIED COST
                      $55,170,670)                                                      55,100,976
                      Notes - Variable--4.0%
                      Consumer Finance--1.8%
  2,000,000           American Honda Finance Corp., 1.770%, 10/06/2004                  2,003,100
  1,265,000           John Deere Capital Corp., 1.560% 8/20/2004                        1,265,316
                      Total Consumer Finance                                            3,268,416
                      Diversified Financial Services--1.6%
  3,000,000           CIT Group, Inc., 1.470%,  8/18/2004                               3,001,440
                      Media--0.6%
  1,100,000           Liberty Media Corp.,  3.020%, 9/15/2004                           1,118,887
                      Total Notes - Variable (IDENTIFIED COST $7,382,096)               7,388,743
                      U.S. Treasury--9.7%
                      U.S. Treasury Bonds--0.2%
  300,000       1     5.375%, 2/15/2031                                                 307,266
                      U.S. Treasury Notes--9.5%
  600,000       1     2.625%, 5/15/2008                                                 584,532
  2,650,000     1     3.125%, 4/15/2009                                                 2,592,018
  1,150,000     1     3.375%, 11/15/2008                                                1,143,894
  470,000       1     3.50%, 11/15/2006                                                 477,125
  2,100,000     1     4.75%, 5/15/2014                                                  2,144,961
  2,103,060           U.S. Treasury Inflation Protection Note, (Series
                      C-2012), 3.000% ,7/15/2012                                        2,282,472
  7,453,390     1     U.S. Treasury Inflation Protection Note, (Series
                      A-2012),  3.375%, 1/15/2012                                       8,282,580
                      Total U.S. Treasury Notes                                         17,507,582
                      Total U.S. Treasury (IDENTIFIED COST $16,795,426)                 17,814,848
                      Mutual Funds--16.8%
  115                 SSGA Money Market Fund                                            115
  30,702,842          SSGA Money Market Fund (held as collateral for
                      securities lending)                                               30,702,842
                      Total MUTUAL FUNDS (AT NET ASSET VALUE)                           30,702,957
                      Repurchase Agreement--4.2%
$ 7,739,624           Repurchase agreement with Credit Suisse First Boston,
                      dated 7/30/2004 due 8/2/2004 at 1.35%, collateralized
                      by a U.S. Treasury Obligation with a maturity of
                      2/15/2015 (repurchase proceeds $7,740,495) (AT
                      AMORTIZED COST)                                                   7,739,624
                      Total Investments -131.6%
                      (IDENTIFIED COST $240,509,692)4                               $   241,206,681
                      OTHER ASSETS AND LIABILITIES - NET - (31.6%)                  $   (57,974,059)
                      TOTAL NET ASSETS - 100%                                       $   183,232,622
1            Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
             As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

             Market Value of Securities Loaned$26,584,387
             Market Value of Collateral       $30,702,842


2            Denotes a restricted security which is subject to restrictions on resale under federal securities laws.  These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees.  At July 31, 2004, these securities amounted to $3,026,589 which represents 3.7% of total net assets.
3            All or a portion of these securities may be subject to dollar roll transactions.
4            The cost of investments for federal tax purposes amounts to $240,509,692. The net unrealized appreciation of investments for federal tax purposes was
             $696,989. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,675,984 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,978,995.


Note:          The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
MTN            --Medium Term Note
TBA            --To Be Announced

















MTB Intermediate-Term Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                 Value
                       Asset-Backed Securities--2.6%
$ 1,000,000            Ford Credit Auto Owner Trust 2002-B, Class A4, 4.75%,
                       8/15/2006                                                     $   1,021,830
  402,452              GMAC Mortgage Corp. Loan Trust 2002-HE2, Class A4,
                       6.00%, 6/25/2027                                                  405,785
  682,345              Household Automotive Trust 2002-2, Class A3, 2.85%,
                       3/19/2007                                                         685,109
  1,058,145            Residential Asset Securities Corp. 2002-KS6, Class AI3,
                       3.58%, 12/25/2026                                                 1,059,796
  1,500,000            Residential Asset Securities Corp. 2002-KS8, Class A3,
                       3.69%, 3/25/2027                                                  1,505,160
  998,183              Whole Auto Loan Trust 2002-1, Class A3, 2.60%, 8/15/2006          1,001,650
  1,000,000            William Street Funding Corp., Class A, 1.46875%,
                       4/23/2006                                                         1,001,617
                       Total asset-backed securities
                        (identified cost $ 6,651,228)                                    6,680,947
                       Collateralized Mortgage Obligations--7.6%
                       Federal Home Loan Mortgage Corporation--4.7%
  1,000,000            (Series 2672), Class GM, 4.00%, 3/15/2017                         1,010,340
  1,969,673            (Series 2628C), Class QH, 4.00%, 12/15/2021                       1,984,111
  866,020              (Series T045), Class A3, 4.105%, 10/27/2031                       871,805
  3,300,000            (Series 2643), Class LA, 4.50%, 1/15/2011                         3,364,977
  2,000,000            (Series 2672), Class NU, 5.00%, 8/15/2008                         2,030,980
  613,397              (Series 1614), Class J, 6.25%, 11/15/2022                         622,003
  1,998,442            (Series 1920), Class H, 7.00%, 1/15/2012                          2,119,627
                       Total federal home loan mortgage corporation                      12,003,843
                       Federal National Mortgage Association--1.4%
  672,007              (Series 1993-135), Class PG, 6.25%, 7/25/2008                     695,393
  2,705,000            (Series 1993-160), Class AJ, 6.50%, 4/25/2023                     2,829,186
                       Total federal national mortgage association                       3,524,579
                       Government National Mortgage Association--0.9%
  2,386,146            (Series 0421A), Class PJ, 3.50%, 6/20/2025                        2,384,858
                       WHOLE LOAN--0.6%
  1,386,929            Harborview Marketing Loan Trust, Class 73, 2.168%,
                       6/19/2034                                                         1,385,417
                       Total Collateralized Mortgage Obligations
                        (identified cost $19,178,594)                                    19,298,697
                       Corporate Bonds--42.1%
                       Air Freight & Logistics--0.8%
  2,000,000            FedEx Corp., Unsecd. Note, Series 144A, 1.880%,
                       4/1/2005                                                          2,002,380
                       Auto Components--1.1%
  1,275,000     1      Dana Corp., Sr. Note, 6.500%, 3/1/2009                            1,341,937
  1,250,000            Lear Corp., Company Guarantee, 8.110%, 5/15/2009                  1,429,375
                       Total auto components                                             2,771,312
                       Automobiles--2.0%
  1,500,000            DaimlerChrysler North America Holding Corp., 6.500%,
                       11/15/2013                                                        1,568,775
  2,450,000            DaimlerChrysler North America Holding Corp., Company
                       Guarantee, 6.900%, 9/1/2004                                       2,459,653
  1,000,000     1      General Motors Corp., Note, 8.375%, 7/15/2033                     1,042,540
                       Total automobiles                                                 5,070,968
                       Banks--4.1%
  1,000,000            BankBoston Capital Trust III, Company Guarantee,
                       2.270%, 6/15/2027                                                 994,150
  1,320,000            Fleet National Bank, Series BKNT, 5.750%, 1/15/2009               1,404,559
  2,060,000            Merita Ltd., Sub. Note, 6.500%, 1/15/2006                         2,166,399
  1,055,000            National City Bank, Indiana, Note, 2.375%, 8/15/2006              1,046,792
  1,330,000            PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009                   1,426,824
  1,000,000            Suntrust Capital III, Company Guarantee, 2.170%,
                       3/15/2028                                                         977,830
  1,000,000            U.S. Bank NA, Sub. Note, 6.300%, 7/15/2008                        1,082,440
  1,000,000            Wachovia Bank N.A., 7.875%, 2/15/2010                             1,161,620
                       Total banks                                                       10,260,614
                       Beverages--0.4%
  1,000,000     1      Coca-Cola Enterprises, Inc., Deb., 6.75%, 9/15/2028               1,097,280
                       Capital Markets--1.3%
  835,000              Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006             901,984
  1,300,000     1      Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034           1,249,573
  670,000              Lehman Brothers Holdings, Inc., 6.250%, 5/15/2006                 706,408
  500,000              Morgan Stanley, Bond, 5.800%, 4/1/2007                            528,780
                       Total capital markets                                             3,386,745
                       Commercial Banks--2.2%
  1,000,000            National City Corp., Sub. Note, 6.875%, 5/15/2019                 1,107,160
  1,000,000            SunTrust Banks, Inc., Sub. Note, 7.375%, 7/1/2006                 1,083,360
  3,000,000            Wachovia Corp., Sub. Note, 7.500%, 7/15/2006                      3,239,250
                       Total commercial banks                                            5,429,770
                       Commercial Services & Supplies--1.6%
  1,000,000     1      Countrywide Home Loans, Inc., Note, Series K, 3.500%,
                       12/19/2005                                                        1,010,060
  2,000,000            Countrywide Home Loans, Series MTNK, 1.830%, 5/20/2005            2,002,680
  1,000,000            Pitney Bowes, Inc., Note, 4.750%, 5/15/2018                       939,790
                       Total commercial services & supplies                              3,952,530
                       Consumer Finance--3.6%
  1,160,000     1      American General Finance Corp., Note, Series G, 5.375%,
                       10/1/2012                                                         1,183,188
  2,000,000            Ford Motor Credit Co., Note, 6.500%, 1/25/2007                    2,108,520
  1,000,000            Household Finance Corp., 8.250%, 2/15/2005                        1,031,750
  1,000,000            Household Finance Corp., Note, 6.375%, 10/15/2011                 1,078,900
  1,295,000            Household Finance Corp., Note, 6.500%, 1/24/2006                  1,363,415
  1,400,000            MBNA Corp., Note, 4.625%, 9/15/2008                               1,415,652
  1,000,000            MBNA Corp., Sr. Note, Series F, 2.300%, 8/16/2004                 999,900
                       Total consumer finance                                            9,181,325
                       Diversified Financial Services--3.2%
  2,000,000            Citigroup, Inc., 5.750%, 5/10/2006                                2,093,620
  1,285,000            Commercial Credit Co., Unsecd. Note, 7.750%, 3/1/2005             1,326,004
  1,400,000            J.P. Morgan Chase & Co., Note, 7.600%, 5/1/2007                   1,545,516
  1,000,000     1      National Rural Utilities Cooperative Finance Corp.,
                       Collateral Trust, 6.000%, 5/15/2006                               1,052,450
  1,000,000            National Rural Utilities Cooperative Finance Corp.,
                       Collateral Trust, 7.300%, 9/15/2006                               1,078,380
  1,000,000     1      National Rural Utilities Cooperative Finance Corp.,
                       Note, Series MTNC, 6.500%, 3/1/2007                               1,076,270
                       Total diversified financial services                              8,172,240
                       Diversified Telecommunication Services--0.6%
  1,500,000            TCI Communications, Inc., Sr. Note, 8.650%, 9/15/2004             1,510,575
                       Electric Utilities--3.4%
  1,250,000            CenterPoint Energy, Inc., Sr. Note, Series B, 6.850%,
                       6/1/2015                                                          1,331,213
  1,000,000            Cinergy Corp., Deb., 6.250%, 9/1/2004                             1,002,970
  1,250,000            Columbus Southern Power, Note, 6.510%, 2/1/2008                   1,365,075
  1,000,000            Niagara Mohawk Power Corp., 1st Mtg. Bond, 7.750%,
                       5/15/2006                                                         1,077,940
  1,000,000            PP&L Capital Funding, Inc., Sr. Note, Series MTN,
                       7.750%, 4/15/2005                                                 1,034,980
  1,000,000            Pacific Gas & Electric Co., 6.050%, 3/1/2034                      965,630
  1,275,000            Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012           1,354,687
  400,000       1      Xcel Energy, Inc., Sr. Note, 3.400%, 7/1/2008                     386,636
                       Total electric utilities                                          8,519,131
                       Energy Equipment & Services--0.8%
  1,000,000            Anderson Exploration Ltd., 6.750%, 3/15/2011                      1,080,310
  1,000,000            National-Oilwell, Inc., Note, 5.650%, 11/15/2012                  1,007,050
                       Total energy equipment & services                                 2,087,360
                       Food & Staples Retailing--0.3%
  750,000              Wal-Mart Stores, Inc., Note, 4.550%, 5/1/2013                     731,325
                       Food Products--1.3%
  1,140,000            ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005                       1,241,528
  2,000,000            Kraft Foods, Inc., Note, 6.250%, 6/1/2012                         2,134,260
                       Total food products                                               3,375,788
                       Gas Utilities--2.2%
  1,000,000            Consolidated Natural Gas Co., Deb., 7.375%, 4/1/2005              1,033,800
  1,500,000            Consolidated Natural Gas Co., Sr. Note, 6.85%, 4/15/2011          1,660,245
  730,000              Consolidated Natural Gas Co., Sr. Note, Series B,
                       5.375%, 11/1/2006                                                 763,960
  2,000,000            K N Energy, Inc., Sr. Note, 6.650%, 3/1/2005                      2,046,620
                       Total gas utilites                                                5,504,625
                       Hotels, Restaurants & Leisure--0.6%
  1,300,000     1      Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012                     1,500,707
                       Household Durables--0.2%
  500,000              Pulte Corp., Company Guarantee, 7.300%, 10/24/2005                524,730
                       It Services--0.5%
  1,250,000            Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016          1,160,937
                       Industrial Conglomerates--0.5%
  1,250,000            Tyco International Group SA, Company Guarantee, 6.000%,
                       11/15/2013                                                        1,302,062
                       Insurance--0.9%
  2,000,000            Allstate Corp., Deb., 7.500%, 6/15/2013                           2,323,940
                       Machinery--0.4%
  1,000,000            Ingersoll-Rand Co., Note, 6.510%, 12/1/2004                       1,013,480
                       Media--1.2%
  480,000              Clear Channel Communications, Inc., 6.00%, 11/1/2006              504,826
  2,000,000            Time Warner, Inc., Sr. Note, 9.125%, 1/15/2013                    2,456,400
                       Total                                                             2,961,226
                       Multi-Utilities & Unregulated Power--0.4%
  1,000,000     1      Constellation Energy Group, Sr. Note, 6.125%, 9/1/2009            1,067,120
                       Oil & Gas--3.2%
  620,000              Anadarko Petroleum Corp., Note, 6.500%, 5/15/2005                 639,239
  962,000              BP PLC, Deb., 10.875%, 7/15/2005                                  1,038,036
  1,200,000            Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016              1,191,000
  990,000              ChevronTexaco Corp., Note, 3.500%, 9/17/2007                      991,327
  1,080,000            GulfTerra Energy Partners LP, Company Guarantee, Series
                       B, 8.500%, 6/1/2010                                               1,198,800
  1,250,000            Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013            1,230,762
  580,000              Oryx Energy Co., Sr. Note, 8.125%, 10/15/2005                     616,227
  1,350,000     1      XTO Energy, Inc., Note, 4.900%, 2/1/2014                          1,288,751
                       Total oil & gas                                                   8,194,142
                       Real Estate--0.5%
  1,300,000            iStar Financial, Inc., Sr. Note, Series B, 4.875%,
                       1/15/2009                                                         1,280,500
                       Specialty Retail--0.6%
  1,500,000     1      Gap (The), Inc., Note, 6.900%, 9/15/2007                          1,627,500
                       Telecommunications--1.6%
  1,500,000            New York Telephone Co., Deb., 6.500%, 3/1/2005                    1,534,125
  1,300,000            TELUS Corp., Note, 8.000%, 6/1/2011                               1,502,293
  1,000,000            Verizon Wireless, Inc., 1.350%, 5/23/2005                         999,771
                       Total telecommunications                                          4,036,189
                       Thrifts & Mortgage Finance--1.1%
  1,000,000     1      Washington Mutual Bank FA, 7.500%, 8/15/2006                      1,083,600
  1,500,000            Washington Mutual Finance Corp., Sr. Note, 8.250%,
                       6/15/2005                                                         1,574,490
                       Total thrift & mortgage finance                                   2,658,090
                       Wireless Telecommunication Services--1.5%
  1,275,000            NEXTEL Communications, Inc., Sr. Note, 6.875%,
                       10/31/2013                                                        1,306,875
  1,275,000            Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011                 1,332,375
  1,250,000            Rogers Wireless, Inc., 6.375%, 3/1/2014                           1,162,500
                       Total wireless telecommunication services                         3,801,750
                       Total Corporate Bonds
                        (identified cost $105,670,248)                                   106,506,341
                       Government Agencies--11.4%
                       Federal Home Loan Mortgage Corporation--4.7%
  2,855,107            4.000%, 9/15/2019                                                 2,875,835
  2,000,000            Discount Bond, 4.000%, 10/29/2007                                 2,012,380
  1,500,000            Note, 3.250%, 3/14/2008                                           1,472,055
  2,000,000            Note, 5.375%, 8/16/2006                                           2,004,260
  2,000,000            Note, Series MTN, 1.07875%, 2/4/2005                              2,001,080
  1,500,000            Note, Series MTN, 2.850%, 6/3/2008                                1,455,105
                       Total federal home loan mortgage corporation                      11,820,715
                       Federal National Mortgage Association--3.9%
  2,000,000            5.350%, 3/18/2009                                                 2,036,820
  2,000,000            Note, 4.900%, 6/13/2007                                           2,041,600
  1,190,000            Note, 6.000%, 5/15/2008                                           1,286,045
  1,500,000            Sub. Note, 5.500%, 5/2/2006                                       1,566,570
  3,000,000     1      Unsecd. Note, 2.375%, 2/15/2007                                   2,940,960
                       Total federal national mortgage association                       9,871,995
                       Student Loan Marketing Association--1.4%
  1,500,000            Note, 5.250%, 3/15/2006                                           1,561,230
  2,000,000            Sr. Note, Series MTN1, 1.880%, 7/25/2007                          2,004,560
                       Total student loan marketing association                          3,565,790
                       PRIVATE EXPORT FUNDING CORPORATION--0.6%
  1,495,000            Note, Series UU, 7.950%, 11/1/2006                                1,518,726
                       TENNESSE VALLEY AUTHORITY--0.8%
  2,050,000            2.150%, 2/17/2006                                                 2,033,436
                       Total Government Agencies
                        (identified cost $29,072,989)                                    28,810,662
                       Mortgage Backed Securities--20.1%
                       Federal Home Loan Mortgage Corporation--3.5%
  1,740,063            4.000%, 9/15/2010                                                 1,739,106
  1,732,748            Pool G11311, 5.000%, 10/1/2017                                    1,747,910
  1,703,907            Pool E92817, 5.000%, 12/1/2017                                    1,718,817
  9,393                Pool E76204, 5.500%, 4/1/2014                                     9,716
  417,430              Pool E83022, 6.000%, 4/1/2016                                     437,258
  460,388              Pool A18401, 6.000%, 2/1/2034                                     472,331
  532,279              Pool G10399, 6.500%, 7/1/2009                                     562,720
  693,038              Pool C90504, 6.500%, 12/1/2021                                    728,556
  1,383,636            Pool C90293, 7.500%, 9/1/2019                                     1,496,056
                       Total FEDERAL HOME LOAN MORTGAGE CORPORATION                      8,912,470
                       Federal National Mortgage Association--15.1%
  757,882              Pool 254227, 5.000%, 2/1/2009                                     771,145
  852,236              Pool 254400, 5.500%, 7/1/2009                                     870,882
  1,288,883            Pool 619054, 5.500%, 2/1/2017                                     1,325,938
  376,520              Pool 303831, 6.000%, 4/1/2011                                     396,054
  127,786              Pool 196701, 6.500%, 5/1/2008                                     135,014
  310,109              Pool 50905, 6.500%, 10/1/2008                                     327,649
  142,546              Pool 424286, 6.500%, 6/1/2013                                     151,099
  99,798               Pool 561915, 6.500%, 11/1/2030                                    104,289
  377,139              Pool 313224, 7.000%, 12/1/2011                                    402,479
  1,047,975            Pool 254240, 7.000%, 3/1/2032                                     1,107,249
  268,883              Pool 526062, 7.500%, 12/1/2029                                    287,788
  4,300,000     2      TBA, 5.000%, 8/1/2018                                             4,336,292
  10,000,000    2      TBA, 5.000%, 8/1/2033                                             9,750,000
  10,000,000    2      TBA, 5.500%, 8/1/2034                                             10,025,000
  8,000,000     2      TBA, 6.500%, 8/1/2033                                             8,347,520
                       Total FEDERAL NATIONAL MORTGAGE ASSOCIATION                       38,338,398
                       Government National Mortgage Association--1.4%
  1,110,470            Pool 780825, 6.500%, 7/15/2028                                    1,168,081
  1,048,880            Pool 2701, 6.500%, 1/20/2029                                      1,099,027
  638,221              Pool 2616, 7.000%, 7/20/2028                                      676,910
  111,823              Pool 426727, 7.000%, 2/15/2029                                    118,951
  533,921              Pool 781231, 7.000%, 12/15/2030                                   568,957
                       TotalGOVERNMENT NATIONAL MORTGAGE ASSOCIATION                     3,631,926
                       Total Mortgage Backed Securities
                        (identified cost $50,287,059)                                    50,882,794
                3      Notes - Variable--2.6%
  1,500,000            CIT Group, Inc., 1.390%, 9/1/2004                                 1,499,970
  1,000,000            CIT Group, Inc., 1.470%, 8/18/2004                                1,000,480
  1,000,000            Goldman Sachs Group, Inc., (Series B), 1.801%,
                       10/28/2004                                                        999,230
  1,000,000            John Deere Capital Corp., 1.560%, 8/20/2004                       1,000,250
  2,000,000            Liberty Media Corp., 3.020%, 9/15/2004                            2,034,340
                       Total notes - variable
                        (identified cost $6,836,240)                                     6,534,270
                       U.S. Treasury--22.8%
                       U.S. Treasury Bonds--1.9%
  1,330,000     1      5.375%, 2/15/2031                                                 1,362,213
  2,000,000            5.500%, 8/15/2028                                                 2,041,094
  1,000,000     1      10.625%, 8/15/2015                                                1,515,780
                       Total U.S. TREASURY BONDS                                         4,919,087
                       U.S. Treasury Notes--20.9%
  8,185,760     1      2.000%, 01/15/2014                                                8,195,992
  1,600,000     1      2.000%, 5/15/2006                                                 1,585,248
  2,000,000     1      3.000%, 2/15/2009                                                 1,950,320
  3,500,000     1      3.125%, 5/15/2007                                                 3,511,480
  1,100,000            3.125%, 4/15/2009                                                 1,075,932
  10,000,000    1      4.000%, 6/15/2009                                                 10,146,900
  7,925,000     1      4.000%, 2/15/2014                                                 7,637,719
  2,000,000     1      4.250%, 11/15/2013                                                1,969,380
  690,000       1      4.625%, 5/15/2006                                                 714,688
  80,000               4.750%, 11/15/2008                                                83,950
  6,500,000     1      4.750%, 5/15/2014                                                 6,639,165
  750,000       1      5.625%, 2/15/2006                                                 786,795
  320,000       1      6.125%, 8/15/2007                                                 347,651
  1,500,000            6.500%, 10/15/2006                                                1,618,125
  1,965,000     1      6.500%, 2/15/2010                                                 2,224,753
  175,000              6.625%, 5/15/2007                                                 191,707
  609,888              TIPS (Series C-2012) 3.000% 7/15/2012                             661,917
  1,061,576     1      TIPS (Series A-2012) 3.375% 1/15/2012                             1,179,676
  2,172,600     1      TIPS (Series A-2011) 3.500% 1/15/2011                             2,420,081
                       Total U.S. TREASURY NOTES                                         52,941,479
                       Total U.S. Treasury
                       (identified cost $57,540,649)                                     57,860,566
                       Repurchase Agreement--1.4%
  3,524,957            Repurchase agreement with Credit Suisse First Boston
                       Corp.,  dated 7/30/2004 due 8/2/2004 at 1.350%,
                       collateralized by a U.S. Treasury Obligation with
                       maturity of 2/15/2015 (repurchase proceed of $3,525,354)
                       (AT AMORTIZED COST)                                               3,524,957
                       Mutual Funds--25.7%
  49                   SSGA Money Market Fund                                            49
  65,291,125           SSGA Money Market Fund (held as collateral for
                       securities lending)                                               65,291,125
                       Total mutual funds
                       (AT NET ASSET VALUE)                                              65,291,174
                       Total Investments--136.3%
                       (identified cost $344,053,138)4                               $   345,390,408
                       other assets and liabilities-net-(36.3)%                      $   (92,044,210)
                       total net assets-100%                                         $   253,346,198

1        Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
         As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

         Market Value of Securities Loaned           $59,304,135

         Market Value of Collateral                  $65,291,125


2        All or a portion of these securities may be subject to dollar roll transactions.
3        Denotes variable rate securities which shows current rate and next demand date.
4        The cost of investments for federal tax purposes amounts to $345,889,078. The net unrealized depreciation of investments for federal tax purposes was $498,670. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,787,995 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,286,665.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
MTN            --Medium Term Note
TBA            --To Be Announced















MTB Large Cap Growth Fund
Portfolio of Investments
July 31, 2004 (unaudited)




  Principal
  Amount
  or Shares                                                                                 Value
                    Common Stocks--99.7%
                    AEROSPACE & DEFENSE--3.1%
  18,000            Northrop Grumman Corp.                                           $      946,800
  5,000             United Technologies Corp.                                               467,500
                    Total aerospace & defense                                               1,414,300
                    AIR FREIGHT & LOGISTICS--1.6%
  10,000            United Parcel Service, Inc.                                             719,600
                    AIRLINES--1.1%
  35,000            Southwest Airlines Co.                                                  506,450
                    AUTO COMPONENTS--1.2%
  10,000            Lear Corp.                                                              551,300
                    BEVERAGES--3.7%
  10,000            Coca-Cola Co.                                                           438,600
  25,000            PepsiCo, Inc.                                                           1,250,000
                    Total beverages                                                         1,688,600
                    BIOTECHNOLOGY--4.6%
  20,000       (1)   Amgen, Inc.                                                            1,137,600
  5,000        (1)   Biogen Idec, Inc.                                                      300,000
  10,000       (1)   Gilead Sciences, Inc.                                                  646,400
                    Total biotechnology                                                     2,084,000
                    CAPITAL MARKETS--3.7%
  20,000            Bank of New York Co., Inc.                                              574,600
  22,000            Morgan Stanley                                                          1,085,260
                    Total capital markets                                                   1,659,860
                    COMMUNICATIONS EQUIPMENT--6.2%
  80,000       (1)   Cisco Systems, Inc.                                                    1,668,800
  90,000       (1)   Corning, Inc.                                                          1,112,400
                    Total communications equipment                                          2,781,200
                    COMPUTERS & PERIPHERALS--5.8%
  23,000       (1)   Dell, Inc.                                                             815,810
  65,000       (1)  EMC Corp. Mass                                                          713,050
  12,500            IBM Corp.                                                               1,088,375
                    Total computers & peripherals                                           2,617,235
                    CONSUMER FINANCE--1.5%
  10,000            Capital One Financial Corp.                                             693,200
                    ELECTRONIC EQUIPMENT & INSTRUMENTS--3.3%
  40,000       (1)   Jabil Circuit, Inc.                                                    870,000
  115,000      (1)   Solectron Corp.                                                        632,500
                    Total electronic equipment & instruments                                1,502,500
                    ENERGY EQUIPMENT & SERVICES--4.8%
  20,000       (1)   Nabors Industries Ltd.                                                 930,000
  5,000             Schlumberger Ltd.                                                       321,600
  20,000       (1)   Weatherford International Ltd.                                         935,600
                    Total energy equipment & services                                       2,187,200
                    FOOD & STAPLES RETAILING--3.1%
  10,000            Sysco Corp.                                                             344,500
  20,000            Wal-Mart Stores, Inc.                                                   1,060,200
                    Total food & staples retailing                                          1,404,700

                    FOOD PRODUCTS--1.2%
  12,000            General Mills, Inc.                                                     538,800
                    HEALTHCARE EQUIPMENT & SUPPLIES--4.0%
  22,000       (1)   Boston Scientific Corp.                                                841,720
  13,000       (1)   Edwards Lifesciences Corp.                                             457,210
  10,000            Medtronic, Inc.                                                         496,700
                    Total healthcare equipment & supplies                                   1,795,630
                    HEALTHCARE PROVIDERS & SERVICES--1.5%
  10,000       (1)   Express Scripts, Inc., Class A                                         656,000
                    HOUSEHOLD PRODUCTS--4.0%
  10,000            Colgate-Palmolive Co.                                                   532,000
  24,000            Procter & Gamble Co.                                                    1,251,600
                    Total household products                                                1,783,600
                    INDUSTRIAL CONGLOMERATES--4.8%
  65,000            General Electric Co.                                                    2,161,250
                    INSURANCE--1.6%
  10,000            American International Group, Inc.                                      706,500
                    MEDIA--2.6%
  25,000       (1)   Comcast Corp., Class A                                                 685,000
  15,000            Viacom, Inc., Class B                                                   503,850
                    Total media                                                             1,188,850
                    METALS & MINING--1.4%
  20,000            Alcoa, Inc.                                                             640,600
                    Multiline Retail--1.7%
  18,000            Target Corp.                                                            784,800
                    PERSONAL PRODUCTS--1.7%
  20,000            Gillette Co.                                                            779,600
                    PHARMACEUTICALS--13.4%
  15,000            Abbott Laboratories                                                     590,250
  20,000            Johnson & Johnson                                                       1,105,400
  10,000            Lilly (Eli) & Co.                                                       637,200
  20,000            Merck & Co., Inc.                                                       907,000
  60,000            Pfizer, Inc.                                                            1,917,600
  25,000            Wyeth                                                                   885,000
                    Total pharmaceuticals                                                   6,042,450
                    SEMICONDUCTOR  EQUIPMENT & PRODUCTS--5.3%
  65,000            Intel Corp.                                                             1,584,700
  20,000            STMicroelectronics N.V.                                                 373,200
  60,000       (1)  Taiwan Semiconductor Manufacturing Co., ADR                             427,200
                    Total semiconductor equipment & products                                2,385,100
                    SOFTWARE--10.0%
  10,000       (1)   Electronic Arts, Inc.                                                  501,300
  75,000            Microsoft Corp.                                                         2,134,500
  65,000       (1)   Novell, Inc.                                                           444,600
  20,000       (1)   Synopsys, Inc.                                                         505,800
  48,000       (1)   Veritas Software Corp.                                                 914,880
                    Total software                                                          4,501,080
                    SPECIALTY RETAIL--1.6%
  21,000            Home Depot, Inc.                                                        708,120
                    THRIFTS & MORTGAGE FINANCE--1.1%
  7,000             Fannie Mae                                                              496,720
                    Total Common Stocks
                     (identified cost $46,784,818)                                          44,979,245
                    Mutual Funds---1.2%
  559,122           MTB Prime Money Market Fund                                             559,122
  1                 SSGA Money Market Fund                                                  1
                    Total mutual funds
                     (at net asset value)                                                   559,123
                    Total Investments--101.0%
                    (identified cost $47,343,941)2                                   $      45,538,368
                    other net assets and liabilities-net--(1.0)%                      $      (437,031)
                    total net assets--100%                                            $      45,101,337

(1)       Non-income producing security.
(2)       The cost of investments for federal tax purposes amounts to $47,343,941. The net unrealized depreciation of investments for federal tax purposes was $1,805,573.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $562,294 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $2,367,867.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            --American Depositary Receipt



















MTB Large Cap Stock Fund
Portfolio of Investments
July 31, 2004 (unaudited)




  Shares          Description                                                           Value
                  Common Stocks--97.5%
                  AEROSPACE & DEFENSE--2.3%
  114,125         Lockheed Martin Corp.                                            $    6,047,484
  140,904         Raytheon Co.                                                          4,727,329
                  Total AEROSPACE & DEFENSE                                             10,774,813
                  AUTO COMPONENTS--0.7%
  57,865          Lear Corp.                                                            3,190,097
                  BEVERAGES--1.1%
  98,000          PepsiCo, Inc.                                                         4,900,000
                  BIOTECHNOLOGY--1.8%
  143,811      1  Amgen, Inc.                                                           8,179,970
                  CAPITAL MARKETS--2.4%
  140,735         Bank of New York Co., Inc.                                            4,043,317
  147,452         Morgan Stanley                                                        7,273,807
                  Total CAPITAL MARKETS                                                 11,317,124
                  COMMERCIAL BANKS--2.8%
  97,500          Bank of America Corp.                                                 8,288,475
  106,100         Wachovia Corp.                                                        4,701,291
                  Total COMMERCIAL BANKS                                                12,989,766
                  COMMERCIAL SERVICES & SUPPLIES--2.2%
  437,564         Cendant Corp.                                                         10,011,464
                  COMMUNICATIONS EQUIPMENT--2.5%
  561,981      1  Cisco Systems, Inc.                                                   11,722,924
                  COMPUTERS & PERIPHERALS--4.0%
  233,775      1  Dell, Inc.                                                            8,291,999
  119,231         IBM Corp.                                                             10,381,443
                  Total COMPUTERS & PERIPHERALS                                         18,673,442
                  CONSUMER FINANCE--1.6%
  109,507         Capital One Financial Corp.                                           7,591,025
                  DIVERSIFIED FINANCIAL SERVICES--5.2%
  197,000         CIT Group, Inc.                                                       6,847,720
  396,696         Citigroup, Inc.                                                       17,490,327
                  Total DIVERSIFIED FINANCIAL SERVICES                                  24,338,047
                  DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
  68,306          Verizon Communications                                                2,632,513
                  ELECTRIC UTILITIES--1.3%
  149,672         DTE Energy Co.                                                        6,012,324
                  ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
  530,182      1  Solectron Corp.                                                       2,916,001
  422,238         Symbol Technologies, Inc.                                             5,527,095
                  Total ELECTRONIC EQUIPMENT & INSTRUMENTS                              8,443,096
                  ENERGY EQUIPMENT & SERVICES--1.4%
  135,700      1  Nabors Industries Ltd.                                                6,310,050
                  FOOD & STAPLES RETAILING--2.4%
  268,200      1  Performance Food Group Co.                                            6,645,996
  81,482          Wal-Mart Stores, Inc.                                                 4,319,361
                  Total FOOD & STAPLES RETAILING                                        10,965,357
                  FOOD PRODUCTS--1.0%
  98,600          General Mills, Inc.                                                   4,427,140
                  HEALTHCARE EQUIPMENT & SUPPLIES--2.6%
  136,000      1  Edwards Lifesciences Corp.                                            4,783,120
  144,481         Medtronic, Inc.                                                       7,176,371
                  Total HEALTHCARE EQUIPMENT & SUPPLIES                                 11,959,491
                  HEALTHCARE PROVIDERS & SERVICES--6.4%
  272,899      1  Caremark Rx, Inc.                                                     8,323,420
  118,000      1  Cerner Corp.                                                          5,310,000
  94,695       1  Express Scripts, Inc., Class A                                        6,211,992
  131,994         HCA - The Healthcare Corp.                                            5,101,568
  254,981         Health Management Association, Class A                                5,114,919
                  Total HEALTHCARE PROVIDERS & SERVICES                                 30,061,899
                  HOTELS, RESTAURANTS & LEISURE--0.6%
  61,500          Carnival Corp.                                                        2,866,515
                  HOUSEHOLD DURABLES--1.8%
  216,000      1  Toll Brothers, Inc.                                                   8,583,840
                  HOUSEHOLD PRODUCTS--1.1%
  96,500          Colgate-Palmolive Co.                                                 5,133,800
                  IT SERVICES--1.0%
  193,775      1  Accenture Ltd.                                                        4,772,678
                  INDUSTRIAL CONGLOMERATES--3.6%
  502,108         General Electric Co.                                                  16,695,091
                  INSURANCE--5.3%
  113,400         Allstate Corp.                                                        5,338,872
  55,115          American International Group, Inc.                                    3,893,875
  63,425          Hartford Financial Services Group, Inc.                               4,128,968
  143,700         Lincoln National Corp.                                                6,279,690
  140,682         The St. Paul Travelers Cos., Inc.                                     5,215,082
                  Total INSURANCE                                                       24,856,487
                  LEISURE EQUIPMENT & PRODUCTS--1.0%
  275,035         Mattel, Inc.                                                          4,818,613
                  MEDIA--5.6%
  137,440         Clear Channel Communications, Inc.                                    4,906,608
  338,000      1  Comcast Corp., Class A                                                9,261,200
  670,100      1  Liberty Media Corp., Class A                                          5,682,448
  183,730         Viacom, Inc., Class B                                                 6,171,491
                  Total MEDIA                                                           26,021,747
                  METALS & MINING--1.7%
  243,250         Alcoa, Inc.                                                           7,791,297
                  OIL & GAS--3.2%
  59,300          ChevronTexaco Corp.                                                   5,672,045
  199,352         ExxonMobil Corp.                                                      9,229,998
                  Total OIL & GAS                                                       14,902,043
                  PERSONAL PRODUCTS--2.8%
  184,100         Estee Lauder Cos., Inc., Class A                                      8,081,990
  123,256         Gillette Co.                                                          4,804,519
                  Total PERSONAL PRODUCTS                                               12,886,509
                  PHARMACEUTICALS--7.0%
  140,175         Johnson & Johnson                                                     7,747,472
  91,764          Merck & Co., Inc.                                                     4,161,497
  454,426         Pfizer, Inc.                                                          14,523,455
  169,705         Wyeth                                                                 6,007,557
                  Total PHARMACEUTICALS                                                 32,439,981
                  REAL ESTATE--1.2%
  127,200         St. Joe Co.                                                           5,472,144
                  ROAD & RAIL--1.4%
  330,900         Werner Enterprises, Inc.                                              6,594,837
                  SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.3%
  312,700         Intel Corp.                                                           7,623,626
  200,423      1  International Rectifier Corp.                                         7,856,582
                  Total SEMICONDUCTOR EQUIPMENT & PRODUCTS                              15,480,208
                  SOFTWARE--7.0%
  141,800      1  Electronic Arts, Inc.                                                 7,108,434
  485,073         Microsoft Corp.                                                       13,805,178
  805,500      1  Novell, Inc.                                                          5,509,620
  241,000      1  Synopsys, Inc.                                                        6,094,890
                  Total SOFTWARE                                                        32,518,122
                  SPECIALTY RETAIL--4.2%
  332,500      1  CarMax, Inc.                                                          6,916,000
  187,194         Home Depot, Inc.                                                      6,312,182
  220,807         Staples, Inc.                                                         6,376,906
                  Total SPECIALTY RETAIL                                                19,605,088
                  THRIFTS & MORTGAGE FINANCE--1.6%
  103,144         Fannie Mae                                                            7,319,098
                  Total Common Stocks (identified cost $407,608,383)                    453,258,640
                  Mutual Funds--2.4%
  11,111,013   2  MTB Prime Money Market Fund, Class IS                                 11,111,013
  2               SSGA Money Market Fund                                                2
                  Total mutual funds (at net asset value)                               11,111,015
                  Total Investments-99.9%
                  (identified cost $418,719,398)3                                  $    464,369,655
                  other assets and liabilities--0.1%                                    261,459
                  total net assets--100%                                            $   464,631,114

1         Non-income producing security.
2         Affiliated company.
3         The cost of investments for federal tax purposes amounts to $418,719,398. The net unrealized appreciation of investments for federal tax purposes was $45,650,257.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,704,832 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $13,054,575.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.





















MTB Large Cap Value Fund
Portfolio of Investments
July 31, 2004 (unaudited)




  Shares                                                                                 Value
                   Common Stocks--97.0%
                   AEROSPACE & DEFENSE--3.9%
  34,800           Honeywell International, Inc.                                    $    1,308,828
  17,805           Lockheed Martin Corp.                                                 943,487
  24,020           Raytheon Co.                                                          805,871
                   Total aerospace & defense                                             3,058,186
                   AUTO COMPONENTS--0.9%
  13,005           Lear Corp.                                                            716,966
                   CAPITAL MARKETS--2.9%
  31,500           Bank of New York Co., Inc.                                            904,995
  28,220           Morgan Stanley                                                        1,392,093
                   Total capital markets                                                 2,297,088
                   CHEMICALS--1.1%
  20,800           Du Pont (E.I.) de Nemours & Co.                                       891,696
                   COMMERCIAL BANKS--6.9%
  25,079           Bank of America Corp.                                                 2,131,966
  25,600           KeyCorp                                                               772,608
  31,292           U.S. Bancorp                                                          885,564
  20,800           Wachovia Corp.                                                        921,648
  13,754           Wells Fargo & Co.                                                     789,617
                   Total commercial banks                                                5,501,403
                   COMMERCIAL SERVICES & SUPPLIES--1.6%
  55,100           Cendant Corp.                                                         1,260,688
                   COMMUNICATIONS EQUIPMENT--4.1%
  259,550       1  Lucent Technologies, Inc.                                             791,627
  50,000           Motorola, Inc.                                                        796,500
  74,000           Nokia Oyj, Class A, ADR                                               859,880
  228,325       1  Nortel Networks Corp.                                                 835,670
                   Total communications equipment                                        3,283,677
                   COMPUTERS & PERIPHERALS--1.0%
  41,200        1  Electronics for Imaging, Inc.                                         826,884
                   CONSUMER FINANCE--1.8%
  21,090           Capital One Financial Corp.                                           1,461,959
                   CONTAINERS & PACKAGING--1.1%
  47,000        1  Smurfit-Stone Container Corp.                                         874,670
                   DIVERSIFIED FINANCIAL SERVICES--5.3%
  22,000           CIT Group, Inc.                                                       764,720
  78,233           Citigroup, Inc.                                                       3,449,293
                   Total diversified financial services                                  4,214,013
                   DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
  24,600           BellSouth Corp.                                                       666,414
  28,790           SBC Communications, Inc.                                              729,539
  27,025           Verizon Communications                                                1,041,544
                   Total diversified telecommunication services                          2,437,497
                   ELECTRIC UTILITIES--2.8%
  24,106           DTE Energy Co.                                                        968,338
  11,100           FPL Group, Inc.                                                       747,363
  27,063           Pepco Holdings, Inc.                                                  487,134
                   Total electric utilities                                              2,202,835
                   ELECTRICAL EQUIPMENT--1.5%
  21,400           Cooper Industries, LTD., Class A                                      1,217,018
                   ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
  143,600       1  Solectron Corp.                                                       789,800
  44,370           Symbol Technologies, Inc.                                             580,803
                   Total electronic equipment & instruments                              1,370,603
                   ENERGY EQUIPMENT & SERVICES--2.0%
  11,175           Schlumberger Ltd.                                                     718,776
  31,590        1  Transocean Sedco Forex, Inc.                                          897,156
                   Total energy equipment & services                                     1,615,932
                   HEALTHCARE PROVIDERS & SERVICES--2.3%
  34,095        1  Caremark Rx, Inc.                                                     1,039,897
  20,740           HCA - The Healthcare Corp.                                            801,601
                   Total healthcare providers & services                                 1,841,498
                   HOTELS, RESTAURANTS & LEISURE--1.0%
  16,805           Carnival Corp.                                                        783,281
                   HOUSEHOLD DURABLES--0.9%
  34,285           Newell Rubbermaid, Inc.                                               740,556
                   HOUSEHOLD PRODUCTS--0.9%
  10,900           Kimberly-Clark Corp.                                                  698,363
                   IT SERVICES--1.1%
  20,200           First Data Corp.                                                      901,122
                   INDUSTRIAL CONGLOMERATES--2.4%
  57,255           General Electric Co.                                                  1,903,729
                   INSURANCE--8.0%
  23,900           Allstate Corp.                                                        1,125,212
  23,650           American International Group, Inc.                                    1,670,872
  24,850           Hartford Financial Services Group, Inc.                               1,617,735
  28,200           Lincoln National Corp.                                                1,232,340
  17,900           The St. Paul Travelers Cos., Inc.                                     663,553
                   Total insurance                                                       6,309,712
                   LEISURE EQUIPMENT & PRODUCTS--1.0%
  43,062           Mattel, Inc.                                                          754,446
                   MACHINERY--1.6%
  19,100           Eaton Corp.                                                           1,234,624
                   MEDIA--7.3%
  20,727           Clear Channel Communications, Inc.                                    739,954
  41,635        1  Comcast Corp., Class A                                                1,140,799
  91,144        1  Liberty Media Corp., Class A                                          772,901
  75,692        1  Time Warner, Inc.                                                     1,260,272
  34,700           Viacom, Inc., Class B                                                 1,165,573
  31,409           Walt Disney Co.                                                       725,234
                   Total media                                                           5,804,733
                   METALS & MINING--1.3%
  31,868           Alcoa, Inc.                                                           1,020,732
                   MULTILINE RETAIL--1.0%
  19,000           Target Corp.                                                          828,400
                   OIL & GAS--10.0%
  35,370           Burlington Resources, Inc.                                            1,350,073
  26,450           ChevronTexaco Corp.                                                   2,529,942
  12,822           ConocoPhillips                                                        1,009,989
  64,814           ExxonMobil Corp.                                                      3,000,888
                   Total oil & gas                                                       7,890,892
                   PHARMACEUTICALS--2.6%
  24,700           Merck & Co., Inc.                                                     1,120,145
  28,715           Pfizer, Inc.                                                          917,731
                   Total pharmaceuticals                                                 2,037,876
                   REAL ESTATE--3.2%
  29,367           Equity Office Properties Trust                                        762,074
  20,000           Mills Corp.                                                           912,000
  20,200           St. Joe Co.                                                           869,004
                   Total real estate                                                     2,543,078
                   ROAD & RAIL--1.5%
  37,760           CSX Corp.                                                             1,181,888
                   SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.2%
  37,000        1  Applied Materials, Inc.                                               627,890
  12,750        1  International Rectifier Corp.                                         499,800
  27,500           Texas Instruments, Inc.                                               586,575
                   Total semiconductor equipment & products                              1,714,265
                   SPECIALTY RETAIL--2.9%
  34,115           Home Depot, Inc.                                                      1,150,358
  39,600           Staples, Inc.                                                         1,143,648
                   Total specialty retail                                                2,294,006
                   THRIFTS & MORTGAGE FINANCE--3.4%
  21,599           Countrywide Financial Corp.                                           1,557,288
  15,625           Federal National Mortgage Association                                 1,108,750
                   Total THRIFTS & MORTGAGE FINANCE                                      2,666,038
                   TOBACCO--0.7%
  11,649           Altria Group, Inc.                                                    554,492
                   Total Common Stocks
                    (identified cost $69,706,682)                                        76,934,846
                   Mutual Funds--2.6%
  746,044       2  MTB Money Market Fund                                                 746,044
  1,321,660     2  MTB Prime Money Market Fund, Class IS                                 1,321,660
  5                SSGA Money Market Fund                                                5
  138              SSGA US Government Money Market Fund                                  138
                   Total mutual funds
                    (at net asset value)                                                 2,067,847
                   Total InvestmentS--99.6%
                   (identified cost $71,774,529)3                                        79,002,693
                   OTHER ASSETS AND LIABILITIES - NET - 0.4%                             303,653
                   TOTAL NET ASSETS - 100%                                          $    79,306,346

1         Non-income producing security.
2         Affiliated company.
3         The cost of investments for federal tax purposes amounts to $71,774,529. The net unrealized appreciation of investments for federal tax purposes was $7,228,164.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,481,526 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $2,253,362.


Note:          The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            --American Depositary Receipt
























MTB Managed Allocation Fund - Aggressive Growth
Portfolio of Investments
July 31, 2004 (unaudited)




  Shares                                                                  Value
                 Mutual Funds--100.0%1
                 equity  Funds--89.5%
291,450          MTB International Equity Fund, Class A          $        2,821,237
436,418          MTB Large Cap Growth Fund, Class A                       3,216,403
512,258          MTB Large Cap Stock Fund, Class A                        4,533,484
237,213          MTB Large Cap Value Fund, Class A                        2,469,390
140,392          MTB Mid Cap Stock Fund, Class A                          2,089,037
215,299          MTB Small Cap Stock Fund, Class A                        1,888,170
                 total equity funds                              $        17,017,721
                 fixed income Funds--6.9%
76,845           MTB Short-Term Corporate Bond Fund, Class IS             755,389
59,889           MTB U.S. Government Bond Fund, Class A                   567,145
                 total fixed income funds                        $        1,322,534
                 Money market  Fund--3.6%
678,304          MTB Prime Money Market Fund, Class IS           $        678,304
                 Total Investments--100.0%
                  (identified cost $18,592,198) 2                $        19,018,559
                 other assets and liabilities--net--0.0%         $        (44)
                 total net assets-100%                           $        19,018,515

(1)       Affiliated company.
(2)       The cost of investments for federal tax purposes amounts to $18,592,198. The net unrealized appreciation of investments for federal tax purposes was $426,361. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $628,599 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $202,238.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.






































MTB Managed Allocation Fund - Conservative Growth
Portfolio of Investments
July 31, 2004 (unaudited)




  Shares                                                                    Value
                 Mutual Funds--100.0%1
                 equity Funds--19.5%
37,741           MTB International Equity Fund, Class A                    $   365,336
80,078           MTB Large Cap Stock Fund, Class A                             708,688
70,609           MTB Large Cap Value Fund, Class A                             735,044
                 total equity funds                                        $   1,809,068
                 fixed income Funds--70.3%
92,705           MTB Intermediate-Term Bond Fund, Class A                      928,908
47,795           MTB Small Cap Stock Fund, Class A                             419,161
259,539          MTB Short Duration Government Bond Fund, Class IS             2,496,770
141,278          MTB Short-Term Corporate Bond Fund, Class IS                  1,388,765
137,356          MTB U.S. Government Bond Fund, Class A                        1,300,757
                 total fixed income funds                                  $   6,534,361
                 Money market Fund--10.2%
950,409          MTB Prime Money Market Fund, Class IS                     $   950,409
                 Total Investments--100.0%
                  (identified cost $9,174,831) 2                           $   9,293,838
                 other assets and liabilities-net-0.0%                     $   1,864
                 total net assets--100%                                     $   9,295,702

(1)       Affiliated company.
(2)       The cost of investments for federal tax purposes amounts to $9,174,831. The net unrealized appreciation of investments for federal tax purposes was $119,007. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $269,748 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $150,741.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.











MTB Managed Allocation Fund - Moderate Growth
Portfolio of Investments
July 31, 2004 (unaudited)





  Shares                                                                         Value
                  Mutual Funds--99.9%1
                  equity Funds--59.7%
356,792           MTB International Equity Fund, Class A                      $     3,453,743
524,029           MTB Large Cap Growth Fund, Class A                                3,862,094
922,599           MTB Large Cap Stock Fund, Class A                                 8,165,003
372,548           MTB Large Cap Value Fund, Class A                                 3,878,223
262,000           MTB Mid Cap Stock Fund, Class A                                   3,898,559
294,198           MTB Small Cap Stock Fund, Class A                                 2,580,116
                  total equity funds                                          $     25,837,738
                  fixed income Funds--33.6%
342,467           MTB Intermediate-Term Bond Fund, Class A                          3,431,524
489,040           MTB Short Duration Government Bond Fund, Class IS                 4,704,563
347,692           MTB Short-Term Corporate Bond Fund, Class IS                      3,417,817
317,493           MTB U.S. Government Bond Fund, Class A                            3,006,654
                  total fixed income funds                                    $     14,560,558
                  Mutual Fund--6.6%
2,855,870         MTB Prime Money Market Fund, Class IS                       $     2,855,870
                  Total Investments--99.9%
                  (identified cost $42,049,213)2                              $     43,254,166
                  other assets and liabilities-net-0.1%                       $     63,379
                  total net assets--100%                                       $     43,317,545

(1)       Affiliated company.
(2)       The cost of investments for federal tax purposes amounts to $42,049,213. The net unrealized appreciation of investments for federal tax purposes was $1,204,953.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,487,181 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $282,228.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.





















MTB Multi Cap Growth Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Shares            Description                                                              Value
                    Common Stocks--98.4%
                    AEROSPACE & DEFENSE--1.1%
  12,500            United Technologies Corp.                                        $       1,168,750
                    AIRLINES--1.4%
  50,000        1   Ryanair Holdings PLC, ADR                                                1,565,500
                    AUTO COMPONENTS--3.7%
  200,000       1   Amerigon, Inc.                                                           1,048,000
  35,000            BorgWarner, Inc.                                                         1,651,650
  25,000            Lear Corp.                                                               1,378,250
                    Total AUTO COMPONENTS                                                    4,077,900
                    BIOTECHNOLOGY--3.2%
  30,000        1   Amgen, Inc.                                                              1,706,400
  2,900,000     1   Calypte Biomedical Corp.                                                 1,276,000
  1,250,000         Calypte Biomedical Corp.                                                 550,000
  437,500           Calypte Biomedical Corp., Warrants                                       ---
                    Total BIOTECHNOLOGY                                                      3,532,400
                    BUILDING PRODUCTS--1.8%
  65,000            Masco Corp.                                                              1,965,600
                    CHEMICALS--0.9%
  140,500       1   Zoltek Cos., Inc.                                                        1,018,625
                    COMMERCIAL SERVICES & SUPPLIES--1.4%
  75,000            Gevity HR, Inc.                                                          1,558,500
                    COMMUNICATIONS EQUIPMENT--3.5%
  65,000        1   Cisco Systems, Inc.                                                      1,355,900
  115,000       1   Corning, Inc.                                                            1,421,400
  325,000       1   Lucent Technologies, Inc.                                                991,250
                    Total communications equipment                                           3,768,550
                    CONSUMER FINANCE--1.0%
  15,000            Capital One Financial Corp.                                              1,039,800
                    DIVERSIFIED FINANCIAL SERVICES--1.6%
  40,000            Citigroup, Inc.                                                          1,763,600
                    ELECTRICAL EQUIPMENT--1.4%
  850,000       1   Electric City Corp.                                                      1,504,500
                    ELECTRONIC EQUIPMENT & INSTRUMENTS--4.6%
  30,000        1   Faro Technologies, Inc.                                                  705,900
  85,000            Nam Tai Electronics, Inc.                                                1,649,000
  500,000       1   Spatialight, Inc.                                                        2,630,000
                    Total ELECTRONIC EQUIPMENT & INSTRUMENTS                                 4,984,900
                    ENERGY EQUIPMENT & SERVICES--3.0%
  15,000        1   Nabors Industries Ltd.                                                   697,500
  70,000            Patterson-UTI Energy, Inc.                                               1,276,100
  20,000            Schlumberger Ltd.                                                        1,286,400
                    Total ENERGY EQUIPMENT & SERVICES                                        3,260,000
                    FOOD & STAPLES RETAILING--3.2%
  45,000        1   Performance Food Group Co.                                               1,115,100
  45,000            Wal-Mart Stores, Inc.                                                    2,385,450
                    Total FOOD & STAPLES RETAILING                                           3,500,550
                    FOOD PRODUCTS--1.0%
  25,000            General Mills, Inc.                                                      1,122,500
                    HEALTHCARE EQUIPMENT & SUPPLIES--2.3%
  40,000        1   Boston Scientific Corp.                                                  1,530,400
  20,000            Medtronic, Inc.                                                          993,400
                    Total HealthCare Equipment & Supplies                                    2,523,800
                    HEALTHCARE PROVIDERS & SERVICES--5.6%
  30,000        1   Amsurg Corp.                                                             712,500
  60,000        1   Caremark Rx, Inc.                                                        1,830,000
  15,000        1   Cerner Corp.                                                             675,000
  25,000        1   Express Scripts, Inc., Class A                                           1,640,000
  50,000            Medical PPTYS Trust, Inc.                                                500,000
  20,000        1   United Surgical Partners International, Inc.                             704,800
                    Total HEALTHCARE PROVIDERS & SERVICES                                    6,062,300
                    HOTELS RESTAURANTS & LEISURE--2.5%
  35,000            Outback Steakhouse, Inc.                                                 1,421,350
  47,000            Ruby Tuesday, Inc.                                                       1,357,830
                    Total  Hotels Restaurants & Leisure                                      2,779,180
                    HOUSEHOLD DURABLES--5.8%
  60,000            D. R. Horton, Inc.                                                       1,657,800
  35,000            Lennar Corp., Class A                                                    1,493,800
  30,000            Pulte Corp.                                                              1,638,900
  40,000        1   Toll Brothers, Inc.                                                      1,589,600
                    Total Household Durables                                                 6,380,100
                    HOUSEHOLD PRODUCTS--2.4%
  50,000            Procter & Gamble Co.                                                     2,607,500
                    IT SERVICES--4.2%
  50,000        1   Accenture Ltd.                                                           1,231,500
  57,500        1   Cognizant Technology Solutions Corp.                                     1,584,125
  250,000       1   Sapient Corp.                                                            1,747,500
                    Total IT SERVICES                                                        4,563,125
                    INDUSTRIAL CONGLOMERATES--1.6%
  11,000            3M Co.                                                                   905,960
  25,000            General Electric Co.                                                     831,250
                    Total Industrial Conglomerates                                           1,737,210
                    MACHINERY--1.5%
  25,000            Eaton Corp.                                                              1,616,000
                    MEDIA--2.1%
  140,000       1   Navarre Corp.                                                            2,251,200
                    METALS & MINING--1.0%
  35,000            Alcoa, Inc.                                                              1,121,050
                    OIL & GAS--1.9%
  75,000        1   Cheniere Energy, Inc.                                                    1,379,250
  15,000            EnCana Corp.                                                             664,800
                    Total Oil & Gas                                                          2,044,050
                    PERSONAL PRODUCTS--0.9%
  22,500            Estee Lauder Cos., Inc., Class A                                         987,750
                    Pharmaceuticals--7.6%
  40,000            Johnson & Johnson                                                        2,210,800
  25,000            Merck & Co., Inc.                                                        1,133,750
  155,000           Pfizer, Inc.                                                             4,953,800
                    Total Pharmaceuticals                                                    8,298,350
                    REAL ESTATE--7.0%
  35,000            Developers Diversified Realty Corp.                                      1,255,800
  30,000            Mills Corp.                                                              1,368,000
  20,000            Redwood Trust, Inc.                                                      1,135,400
  45,000            St. Joe Co.                                                              1,935,900
  70,000            Thornburg Mortgage Asset Co.                                             1,941,100
                    Total Real Estate                                                        7,636,200
                    ROAD & RAIL--1.0%
  55,000            Werner Enterprises, Inc.                                                 1,096,150
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.3%
  60,000        1   Applied Materials, Inc.                                                  1,018,200
  90,000            Intel Corp.                                                              2,194,200
  25,000        1   KLA-Tencor Corp.                                                         1,030,250
  75,000        1   NVIDIA Corp.                                                             1,155,000
  125,000       1   Silicon Image, Inc.                                                      1,498,750
                    Total Semiconductor Equipment & Products                                 6,896,400
                    SOFTWARE--4.5%
  55,000            Computer Associates International, Inc.                                  1,388,200
  125,000           Microsoft Corp.                                                          3,557,500
                    Total Software                                                           4,945,700
                    SPECIALTY RETAIL--3.4%
  145,000       1   GameStop Corp.                                                           2,233,000
  50,000            Staples, Inc.                                                            1,444,000
                    Total Specialty Retail                                                   3,677,000
                    THRIFTS & MORTGAGE FINANCE--4.1%
  22,500            Countrywide Financial Corp.                                              1,622,250
  40,000            Fannie Mae                                                               2,838,400
                    Total thrifts & mortgage finance                                         4,460,650
                    Total Common Stocks
                     (identified cost $104,039,858)                                          107,515,390
                    Mutual Funds--4.4%
  4,779,952         MTB Institutional Prime Money Market Fund
                     (AT NET ASSET VALUE)                                                    4,779,952
                    Total Investments--102.8%
                    (identified cost $108,819,810)2                                  $       112,295,342
                    OTHER ASSETS AND LIABILITIES--NET--(2.8)%                        $       (3,049,169)
                    TOTAL NET ASSETS--100%                                           $       109,246,173

(1)       Non-income producing security.
(2)       The cost of investments for federal tax purposes amounts to $108,819,810. The net unrealized appreciation of investments for federal tax purposes was $3,475,532.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,376,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $3,900,519.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            --American Depositary Receipt






















MTB Mid Cap Stock Fund
Portfolio of Investments
July 31, 2004 (unaudited)




  Shares                Description                                                          Value
                        Common Stocks -98.3%
                        AIR FREIGHT & LOGISTICS-0.8%
  25,000                C.H. Robinson Worldwide, Inc.                                 $      1,093,250
                        AIRLINES-0.2%
  36,000          1     Northwest Airlines Corp., Class A                                    310,680
                        AUTO COMPONENTS-3.4%
  59,000                BorgWarner, Inc.                                                     2,784,210
  22,800                Magna International, Inc., Class A                                   1,835,400
                        Total Auto Components                                                4,619,610
                        AUTOMOBILES-0.3%
  6,700                 Harley Davidson, Inc.                                                401,129
                        BEVERAGES-0.4%
  15,000          1     Constellation Brands, Inc., Class A                                  568,200
                        BIOTECHNOLOGY-1.0%
  22,200          1     Biogen Idec, Inc.                                                    1,332,000
                        BUILDING PRODUCTS-0.4%
  15,000          1     American Standard Cos., Inc.                                         568,350
                        CAPITAL MARKETS-2.5%
  158,900         1     E*Trade Group, Inc.                                                  1,759,023
  31,200                Edwards (AG), Inc.                                                   1,014,000
  14,700                Northern Trust Corp.                                                 589,911
                        Total capital markets                                                3,362,934
                        CHEMICALS-1.6%
  21,200                Georgia Gulf Corp.                                                   753,660
  8,200                 Monsanto Co.                                                         297,332
  29,600                Rohm & Haas Co.                                                      1,160,320
                        Total chemicals                                                      2,211,312
                        COMMERCIAL BANKS-1.9%
  22,300                Boston Private Financial Holdings, Inc.                              517,583
  12,800                Comerica, Inc.                                                       748,416
  16,500                First Community Bancorp, Inc.                                        655,875
  15,800                First Horizon National Corp.                                         684,930
                        Total commercial banks                                               2,606,804
                        COMMERCIAL SERVICES & SUPPLIES-1.4%
  10,400          1     Apollo Group, Inc.                                                   896,168
  12,000          1     Stericycle, Inc.                                                     588,000
  15,000          1     Waste Connections, Inc.                                              432,900
                        Total Commercial Services & Supplies                                 1,917,068
                        COMMUNICATIONS EQUIPMENT-0.8%
  9,800                 Harris Corp.                                                         465,304
  23,200          1     QLogic Corp.                                                         567,240
                        Total Communications Equipment                                       1,032,544
                        CONSUMER FINANCE-1.8%
  30,700                Capital One Financial Corp.                                          2,128,124
  20,500          1     Providian Financial Corp.                                            283,720
                        Total Consumer Finance                                               2,411,844
                        CONTAINERS & PACKAGING-0.8%
  58,600          1     Smurfit-Stone Container Corp.                                        1,090,546
                        DIVERSIFIED FINANCIAL SERVICES-1.8%
  37,900                CIT Group, Inc.                                                      1,317,404
  32,800                Principal Financial Group                                            1,114,872
                        Total Diversified Financial Services                                 2,432,276
                        ELECTRIC UTILITIES-1.9%
  32,900                Edison International                                                 881,720
  16,500                Entergy Corp.                                                        948,750
  18,700                TXU Corp.                                                            741,642
                        Total Electric Utilities                                             2,572,112
                        ELECTRICAL EQUIPMENT-2.1%
  81,800                American Power Conversion Corp.                                      1,235,180
  43,200                Rockwell Automation, Inc.                                            1,616,112
                        Total Electrical Equipment                                           2,851,292
                        ELECTRONIC EQUIPMENT & INSTRUMENTS-4.5%
  50,500                CDW Corp.                                                            3,247,150
  203,200         1     Sanmina-SCI Corp.                                                    1,491,488
  17,000          1     Trimble Navigation Ltd.                                              472,090
  63,900          1     Vishay Intertechnology, Inc.                                         990,450
                        Total Electronic Equipment & Instruments                             6,201,178
                        ENERGY EQUIPMENT & SERVICES-2.4%
  108,300         1     Grant Prideco, Inc.                                                  2,045,787
  37,400          1     National-Oilwell, Inc.                                               1,251,030
                        Total Energy Equipment & Services                                    3,296,817
                        FOOD & STAPLES RETAILING-0.7%
  41,200          1     BJ's Wholesale Club, Inc.                                            960,372
                        FOOD PRODUCTS-1.5%
  45,100                Archer-Daniels-Midland Co.                                           695,893
  35,200          1     Dean Foods Co.                                                       1,301,696
                        Total Food Products                                                  1,997,589
                        HEALTHCARE EQUIPMENT & SUPPLIES-2.7%
  12,800                Biomet, Inc.                                                         563,072
  22,200                St. Jude Medical, Inc.                                               1,512,486
  10,100                Varian Medical Systems, Inc.                                         697,001
  12,000          1     Zimmer Holdings, Inc.                                                915,720
                        Total HealthCare Equipment & Supplies                                3,688,279
                        HEALTHCARE PROVIDERS & SERVICES-5.8%
  13,500                Aetna, Inc.                                                          1,158,300
  5,400                 AmerisourceBergen Corp.                                              291,924
  18,200          1     Anthem, Inc.                                                         1,500,954
  44,200          1     Community Health Systems, Inc.                                       1,087,762
  13,000          1     Coventry Healthcare, Inc.                                            664,430
  38,800          1     DaVita, Inc.                                                         1,178,356
  30,300          1     Lincare Holdings, Inc.                                               967,782
  4,900                 Quest Diagnostic, Inc.                                               402,192
  21,700          1     Triad Hospitals, Inc.                                                739,102
                        Total HEALTHCARE PROVIDERS & SERVICES                                7,990,802
                        HOTELS, RESTAURANTS & LEISURE-3.0%
  34,200          1     Brinker International, Inc.                                          1,224,702
  55,900                Hilton Hotels Corp.                                                  996,697
  24,000                International Speedway Corp., Class A                                1,248,960
  15,500                Station Casinos, Inc.                                                669,600
                        Total Hotels, Restaurants & Leisure                                  4,139,959
                        HOUSEHOLD DURABLES-0.5%
  27,700                Leggett and Platt, Inc.                                              749,285
                        IT SERVICES-2.2%
  60,600          1     Accenture Ltd.                                                       1,492,578
  12,500          1     DST Systems, Inc.                                                    569,500
  54,500          1     eFunds Corp.                                                         891,620
                        Total It Services                                                    2,953,698
                        INSURANCE-7.7%
  19,900                Chubb Corp.                                                          1,368,722
  31,400                Everest Re Group Ltd.                                                2,307,272
  23,000                Hartford Financial Services Group, Inc.                              1,497,300
  38,100                Lincoln National Corp.                                               1,664,970
  85,050                Old Republic International Corp.                                     1,980,815
  12,500                PartnerRe Ltd.                                                       653,875
  29,800                Protective Life Corp.                                                1,080,250
                        Total INSURANCE                                                      10,553,204
                        INTERNET & CATALOG RETAIL-1.3%
  62,900          1     InterActive Corp.                                                    1,717,170
                        MACHINERY-3.4%
  14,000                Danaher Corp.                                                        709,100
  14,500                Eaton Corp.                                                          937,280
  12,300                ITT Industries, Inc.                                                 983,385
  89,000                Pall Corp.                                                           2,062,130
                        Total Machinery                                                      4,691,895
                        MEDIA-4.7%
  12,100                E.W. Scripps Co., Class A                                            1,239,282
  48,100          1     Interpublic Group of Cos., Inc.                                      615,199
  19,600                McGraw-Hill Cos., Inc.                                               1,471,176
  14,600                Meredith Corp.                                                       772,048
  18,100                Omnicom Group, Inc.                                                  1,303,562
  25,100          1     Radio One, Inc.                                                      381,771
  12,400                WPP Group PLC, ADR                                                   578,584
                        Total Media                                                          6,361,622
                        METALS & MINING-1.9%
  6,800                 Nucor Corp.                                                          568,820
  51,700                United States Steel Corp.                                            1,971,838
                        Total Metals & Mining                                                2,540,658
                        MULTI-UTILITIES & UNREGULATED POWER-2.6%
  55,900                Constellation Energy Group, Inc.                                     2,154,945
  40,800                Sempra Energy                                                        1,458,600
                        Total Multi-Utilities & Unregulated Power                            3,613,545
                        MULTILINE RETAIL-2.6%
  36,200                Federated Department Stores, Inc.                                    1,734,704
  40,100                Nordstrom, Inc.                                                      1,760,390
                        Total Multiline Retail                                               3,495,094
                        OIL & GAS-6.1%
  24,300                Devon Energy Corp.                                                   1,688,607
  26,800                Forest Oil Corp.                                                     758,172
  36,100                Murphy Oil Corp.                                                     2,791,974
  20,300          1     Newfield Exploration Co.                                             1,199,121
  52,100                Pioneer Natural Resources, Co.                                       1,878,205
                        Total Oil & Gas                                                      8,316,079
                        PAPER & FOREST PRODUCTS-1.4%
  14,900                Bowater, Inc.                                                        555,770
  40,900                Georgia-Pacific Corp.                                                1,374,240
                        Total Paper & Forest Products                                        1,930,010
                        PERSONAL PRODUCTS-0.8%
  9,200                 Avon Products, Inc.                                                  395,692
  17,300                Estee Lauder Cos., Inc., Class A                                     759,470
                        Total Personal Products                                              1,155,162
                        PHARMACEUTICALS-0.7%
  26,700          1     Barr Laboratories, Inc.                                              917,145
                        ROAD & RAIL-0.7%
  22,500          1     Genesee & Wyoming, Inc., Class A                                     522,000
  17,300                Norfolk Southern Corp.                                               461,737
                        Total ROAD & RAIL                                                    983,737
                        SEMICONDUCTOR EQUIPMENT & PRODUCTS-3.7%
  58,200          1     Altera Corp.                                                         1,211,724
  33,000                Analog Devices, Inc.                                                 1,310,100
  104,600         1     Applied Micro Circuits Corp.                                         376,560
  62,400          1     Novellus Systems, Inc.                                               1,684,800
  85,200          1     RF Micro Devices, Inc.                                               504,384
                        Total Semiconductor Equipment & Products                             5,087,568
                        SOFTWARE-4.8%
  43,500                Adobe Systems, Inc.                                                  1,834,830
  73,400          1     Check Point Software Technologies Ltd.                               1,459,926
  31,000          1     Electronic Arts, Inc.                                                1,554,030
  31,100                Jack Henry & Associates, Inc.                                        598,675
  28,500          1     Intuit, Inc.                                                         1,067,040
                        Total Software                                                       6,514,501
                        SPECIALTY RETAIL-2.4%
  21,100                Abercrombie & Fitch Co., Class A                                     778,168
  33,100          1     Advance Auto Parts, Inc.                                             1,228,672
  19,900                Foot Locker, Inc.                                                    447,750
  37,700                TJX Cos., Inc.                                                       884,819
                        Total Specialty Retail                                               3,339,409
                        TEXTILES APPAREL & LUXURY GOODS-3.5%
  39,500          1     Coach, Inc.                                                          1,690,205
  16,400                Liz Claiborne, Inc.                                                  593,516
  34,300                Nike, Inc., Class B                                                  2,493,953
                        Total Textiles Apparel & Luxury Goods                                4,777,674
                        THRIFTS & MORTGAGE FINANCE-2.6%
  17,300                Golden West Financial Corp.                                          1,849,543
  21,200                PMI Group, Inc.                                                      874,076
  49,700                W Holding Co., Inc.                                                  820,050
                        Total Thrifts & Mortgage Finance                                     3,543,669
                        TOBACCO-0.6%
  11,900                R.J. Reynolds Tobacco Holdings, Inc.                                 856,205
                        TRADING COMPANIES & DISTRIBUTORS-0.4%
  10,800                Grainger (W.W.), Inc.                                                571,860
                        Total Common Stocks
                        (identified cost $121,891,247)                                       134,326,137
                        Mutual Funds-1.7%
  2,281,651             MTB Institutional Prime Money Market Fund (AT NET ASSET
                        VALUE)                                                               2,281,651
                        Total Investments-100.0%
                         (identified cost $124,172,898)2                              $      136,607,788
                        other assets and liabilities-net-0.0%                         $      8,865
                        total net assets--100%                                        $      136,616,653

1         Non-income producing security.
2         The cost of investments for federal tax purposes amounts to $124,172,898. The net unrealized appreciation of investments for federal tax purposes was $12,434,890.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,832,816 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $5,397,926.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            -American Depositary Receipt




























MTB Mid Cap Growth Fund
Portfolio of Investments
July 31, 2004 (unaudited)




  Shares            Description                                                          Value
                    Common Stocks--99.2%
                    AUTO COMPONENTS--1.1%
  16,200            Lear Corp.                                                       $   893,106
                    BIOTECHNOLOGY--4.8%
  28,000        1   Affymetrix, Inc.                                                     756,280
  13,915        1   Biogen Idec, Inc.                                                    834,900
  20,200        1   Gilead Sciences, Inc.                                                1,305,728
  66,000        1   Protein Design Laboratories, Inc.                                    1,069,200
                    Total Biotechnology                                                  3,966,108
                    BUILDING PRODUCTS--1.1%
  30,300            Masco Corp.                                                          916,272
                    CAPITAL MARKETS--3.0%
  22,100        1   Affiliated Managers Group                                            1,014,611
  36,600            Northern Trust Corp.                                                 1,468,758
                    Total Capital Markets                                                2,483,369
                    COMMERCIAL BANKS--1.4%
  9,500         1   Dime Bancorp, Inc., Warrants                                         1,045
  29,600            UCBH Holdings, Inc.                                                  1,157,064
                    Total Commercial Banks                                               1,158,109
                    COMMERCIAL SERVICES & SUPPLIES--4.6%
  28,900        1   Career Education Corp.                                               977,109
  84,200        1   United Rentals, Inc.                                                 1,670,528
  39,450        1   Waste Connections, Inc.                                              1,138,527
                    Total Commercial Services & Supplies                                 3,786,164
                    COMPUTERS & PERIPHERALS--2.3%
  59,550        1   Electronics for Imaging, Inc.                                        1,195,169
  27,900        1   SanDisk Corp.                                                        678,528
                    Total Computers & Peripherals                                        1,873,697
                    CONSUMER FINANCE--1.5%
  17,700            Capital One Financial Corp.                                          1,226,964
                    CONTAINERS & PACKAGING--1.6%
  55,000        1   Pactiv Corp.                                                         1,296,900
                    DIVERSIFIED FINANCIAL SERVICES--1.5%
  36,400            CIT Group, Inc.                                                      1,265,264
                    ELECTRONIC EQUIPMENT & INSTRUMENTS--5.2%
  31,000            CDW Corp.                                                            1,993,300
  89,400            Symbol Technologies, Inc.                                            1,170,246
  70,500        1   Vishay Intertechnology, Inc.                                         1,092,750
                    Total Electronic Equipment & Instruments                             4,256,296
                    ENERGY EQUIPMENT & SERVICES--3.2%
  32,800        1   Nabors Industries Ltd.                                               1,525,200
  24,000        1   Weatherford International Ltd.                                       1,122,720
                    Total Energy Equipment & Services                                    2,647,920
                    FOOD & STAPLES RETAILING--1.2%
  40,800        1   Performance Food Group Co.                                           1,011,024
                    HEALTHCARE EQUIPMENT & SUPPLIES--3.5%
  66,500        1   Cytyc Corp.                                                          1,607,305
  35,500        1   Edwards Lifesciences Corp.                                           1,248,535
                    Total HealthCare Equipment & Supplies                                2,855,840
                    HEALTHCARE PROVIDERS & SERVICES--11.5%
  32,500        1   Amerigroup Corp.                                                     1,558,700
  54,600        1   Amsurg Corp.                                                         1,296,750
  39,800        1   Caremark Rx, Inc.                                                    1,213,900
  35,900        1   Cerner Corp.                                                         1,615,500
  20,600        1   Express Scripts, Inc., Class A                                       1,351,360
  42,900        1   Psychiatric Solutions, Inc.                                          1,094,379
  37,600        1   United Surgical Partners International, Inc.                         1,325,024
                    Total HealthCare Providers & Services                                9,455,613
                    HOTELS, RESTAURANTS & LEISURE--3.1%
  34,900            Outback Steakhouse, Inc.                                             1,417,289
  27,600            Royal Caribbean Cruises Ltd.                                         1,179,900
                    Total Hotels, Restaurants & Leisure                                  2,597,189
                    HOUSEHOLD DURABLES--4.5%
  16,900            Harman International Industries, Inc.                                1,448,837
  13,400            Lennar Corp., Class A                                                571,912
  41,600        1   Toll Brothers, Inc.                                                  1,653,184
                    Total Household Durables                                             3,673,933
                    HOUSEHOLD PRODUCTS--0.7%
  15,400        1   Energizer Holdings, Inc.                                             586,740
                    INSURANCE--2.5%
  23,700            Lincoln National Corp.                                               1,035,690
  21,500            Radian Group, Inc.                                                   989,430
                    Total insurance                                                      2,025,120
                    INTERNET SOFTWARE & SERVICES--1.4%
  65,200        1   VeriSign, Inc.                                                       1,141,652
                    MACHINERY--1.7%
  31,200            Harsco Corp.                                                         1,400,256
                    MEDIA--5.4%
  22,100        1   Arbitron, Inc.                                                       760,903
  79,900        1   Cumulus Media, Inc., Class A                                         1,172,932
  50,000        1   Navarre Corp.                                                        804,000
  700               Washington Post Co., Class B                                         607,530
  40,700        1   XM Satellite Radio Holdings, Inc., Class A                           1,074,073
                    Total media                                                          4,419,438
                    METALS & MINING--1.4%
  21,000            Peabody Energy Corp.                                                 1,179,780
                    MULTILINE RETAIL--2.0%
  62,500        1   Dollar Tree Stores, Inc.                                             1,681,875
                    OIL & GAS--2.6%
  71,907            XTO Energy, Inc.                                                     2,150,019
                    PERSONAL PRODUCTS--1.7%
  32,500            Estee Lauder Cos., Inc., Class A                                     1,426,750
                    REAL ESTATE--1.6%
  31,600            St. Joe Co.                                                          1,359,432
                    ROAD & RAIL--1.6%
  67,300            Werner Enterprises, Inc.                                             1,341,289
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.3%
  45,000        1   Cree, Inc.                                                           1,007,100
  44,200        1   International Rectifier Corp.                                        1,732,640
                    Total Semiconductor Equipment & Products                             2,739,740
                    SOFTWARE--8.9%
  69,900        1   Cadence Design Systems, Inc.                                         941,553
  26,000        1   Citrix Systems, Inc.                                                 458,120
  20,950        1   Electronic Arts, Inc.                                                1,050,224
  151,300       1   Novell, Inc.                                                         1,034,892
  198,000       1   Opsware, Inc.                                                        1,219,680
  20,600        1   Symantec Corp.                                                       963,256
  34,050        1   Synopsys, Inc.                                                       861,124
  43,550        1   THQ, Inc.                                                            829,627
                    Total Software                                                       7,358,476
                    SPECIALTY RETAIL--7.3%
  56,800        1   CarMax, Inc.                                                         1,181,440
  79,500        1   GameStop Corp.                                                       1,224,300
  29,200            Michaels Stores, Inc.                                                1,577,676
  68,300            Pier 1 Imports, Inc.                                                 1,224,619
  29,400            Staples, Inc.                                                        849,072
                    Total Specialty Retail                                               6,057,107
                    THRIFTS & MORTGAGE FINANCE--2.0%
  22,300            Countrywide Financial Corp.                                          1,607,830
                    Total Common Stocks (identified cost $72,000,779)                    81,839,272
                    Mutual Funds--0.5%
  381,506           MTB Institutional Prime Money Market Fund                            381,506
  2                 MTB Money Market Fund                                                2
  1                 SSGA Money Market Fund                                               1
                    Total mutual funds (at net asset value)                              381,509
                    Total Investments-99.7%
                    (IDENTIFIED cost $72,382,288)2                                   $   82,220,781
                    other assets and liabilities-net-0.3%                            $   261,683
                    total net assets-100%                                            $   82,482,464

1         Non-income producing security.
2         The cost of investments for federal tax purposes amounts to $72,382,288. The net unrealized appreciation of investments for federal tax purposes was $9,828,376.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,777,242 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $3,948,866.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.




























MTB Maryland Municipal Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)




Principal       Description
Amount                                                                               Value
                Long-Term Municipals--98.7%
                DISTRICT OF COLUMBIA--0.9%
                Washington, DC, Metro Area Transit Authority, Refunding Revenue
$1,000,000      Bonds, 5.000% (MBIA Insurance Corp. INS)/(Original Issue Yield:
                3.55%), 1/1/2012                                                  $   1,096,900
                MARYLAND--92.0%
550,000         Allegany County, MD, Refunding Revenue Bond, 6.200%, 1/1/2008         562,061
1,000,000       Anne Arundel County, MD, GO UT, 5.000% (Original Issue Yield:
                3.86%), 3/1/2016                                                      1,069,410
2,000,000       Anne Arundel County, MD, GO, 5.000%, 3/1/2019                         2,095,540
2,000,000       Anne Arundel County, MD, GO, 6.000%, 9/1/2006                         2,162,960
                Baltimore County, MD, Convention Center, Refunding Revenue
2,910,000       Bond, 5.375% (MBIA Insurance Corp. INS), 9/1/2011                     3,204,143
1,000,000       Baltimore County, MD, Port Facility, Refunding Revenue Bond,
                6.500%, 10/1/2011                                                     1,045,200
3,000,000       Baltimore, MD, Refunding Revenue Bond, (Series A), 5.750%
                (Original Issue Yield: 5.80%), Pre-refunded 7/1/2010                  3,408,600
1,000,000       Baltimore, MD, Refunding Revenue Bond, 5.250% (FGIC INS),
                7/1/2017                                                              1,104,360
1,545,000       Baltimore, MD, Revenue Bond, 5.000% (FGIC INS), 7/1/2023              1,592,586
2,500,000       Calvert County, MD, Pollution Control, 5.550% (Baltimore Gas &
                Electric Co.)/(MBIA Insurance Corp. INS), 7/15/2014                   2,558,375
2,000,000       Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven,
                Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS), 1/1/2016       2,113,040
1,000,000       Frederick County, MD, Revenue Bonds, 5.750% (Original Issue
                Yield: 5.88%), 9/1/2025                                               1,023,300
1,000,000       Frederick County, MD, Revenue Bonds, 5.900% (Original Issue
                Yield: 5.95%), 1/1/2017                                               979,980
1,895,000       Harford County, MD, GO UT, 5.500%, 12/1/2008                          2,089,294
1,480,000       Howard County, MD, GO UT, 5.250%, Pre-refunded 2/15/2012              1,646,618
125,000         Howard County, MD, 5.250%, Pre-refunded 2/15/2012                     139,072
1,800,000       Howard County, MD, 5.250%, 8/15/2015                                  1,967,256
2,000,000       Maryland National Capital Park & Planning Commission, GO UT,
                5.000% (Original Issue Yield: 3.40%), 1/15/2015                       2,161,900
1,000,000       Maryland National Capital Park & Planning Commission, 5.375%
                (Original Issue Yield: 5.55%), Pre-refunded 1/1/2007                  1,083,260
1,000,000       Maryland State Community Development Administration, 5.050%
                (MHF), 4/1/2008                                                       1,034,310
2,000,000       Maryland State Community Development Administration, 5.200%,
                12/1/2029                                                             2,124,520
940,000         Maryland State Community Development Administration, (Series
                A), 5.600%, 3/1/2017                                                  980,176
490,000         Maryland State Economic Development Corp., 4.650% (GNMA
                Collateralized Home Mortgage Program INS), 12/20/2008                 515,024
1,405,000       Maryland State Economic Development Corp., 5.600%, 6/1/2010           1,456,100
1,000,000       Maryland State Economic Development Corp., 6.000% (Original
                Issue Yield: 6.054%), 6/1/2019                                        1,035,630
860,000         Maryland State Economic Development Corp., 7.125%, 4/1/2019           919,340
1,000,000       Maryland State Economic Development Corp., 8.250%, 11/1/2026          962,850
1,175,000       Maryland State Health & Higher Educational Facilities
                Authority, (Series A), Revenue Bonds, 5.250% (Medlantic/Helix
                Parent, Inc.)/(FSA INS), 8/15/2012                                    1,269,176
1,000,000       Maryland State Health & Higher Educational Facilities
                Authority, (Series A), 4.750% (Western Maryland Health
                System)/(Original Issue Yield: 4.90%), 11/1/2014                      1,027,890
1,740,000       Maryland State Health & Higher Educational Facilities
                Authority, (Series B), 5.000% (University of Maryland Medical
                System)/(Original Issue Yield: 3.84%), 7/1/2015                       1,857,955
250,000         Maryland State Health & Higher Educational Facilities
                Authority, (Series B), 5.000%(University of Maryland Medical
                System)/(Original Issue Yield: 4.59%), 7/1/2024                       254,037
600,000         Maryland State Health & Higher Educational Facilities
                Authority, 3.500% (Sheppard Pratt Residential Treatment
                Facility)/(Original Issue Yield: 3.60%), 7/1/2011                     581,832
1,000,000       Maryland State Health & Higher Educational Facilities
                Authority, 4.800% (Peninsula United Methodist Hospital),
                10/1/2028                                                             999,340
2,500,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.000% (Helix Health System Inc.)/(AMBAC
                INS)/(Original Issue Yield: 5.27%), 7/1/2027                          2,532,375
2,500,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.000% (Frederick Memorial Hospital)/(Original Issue
                Yield: 5.20%), 7/1/2022                                               2,525,125
1,465,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.000% (Johns Hopkins Hospital), 5/15/2013                 1,548,608
2,000,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.000% (Mercy Ridge, Inc.), 4/1/2008                       2,040,120
1,500,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.000% (Johns Hopkins Hospital)/(Original Issue
                Yield: 5.17%), 7/1/2019                                               1,539,765
1,000,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.000% (Peninsula Regional Medical Center)/(Original
                Issue Yield: 5.20%), 7/1/2008                                         1,011,480
1,000,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.000% (University of Maryland Medical System),
                7/1/2012                                                              1,057,320
2,000,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.125% (Johns Hopkins University)/(Original Issue
                Yield: 5.54%), 7/1/2020                                               2,092,060
1,585,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.250% (Bullis School)/(Original Issue Yield:
                5.35%), 7/1/2020                                                      1,686,662
2,000,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.250% (Johns Hopkins University)/(Original Issue
                Yield: 5.52%), 7/1/2017                                               2,159,780
2,000,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.250%, (Medlantic/Helix Parent, Inc.), 8/15/2011          2,177,440
925,000         Maryland State Health & Higher Educational Facilities
                Authority, 5.500% (Howard County General Hospital,
                MD)/(Original Issue Yield: 5.68%), 7/1/2013                           947,820
2,000,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.625% (Mercy Medical Center)/(Original Issue Yield:
                5.80%), 7/1/2031                                                      2,013,560
1,135,000       Maryland State Health & Higher Educational Facilities
                Authority, 5.800% (Hebrew Home)/(Original Issue Yield: 5.93%),
                1/1/2032                                                              1,167,211
2,250,000       Maryland State Health & Higher Educational Facilities
                Authority, 6.000% (Carroll County, MD General Hospital),
                7/1/2037                                                              2,322,495
1,370,000       Maryland State Health & Higher Educational Facilities
                Authority, 6.000% (Catholic Health Initiatives), 12/1/2013            1,528,591
1,500,000       Maryland State Health & Higher Educational Facilities
                Authority, 6.000% (Pickersgill)/(Original Issue Yield: 6.05%),
                1/1/2015                                                              1,572,435
250,000         Maryland State Health & Higher Educational Facilities
                Authority, 6.000% (McLean School)/(Original Issue Yield:
                6.05%), 7/1/2020                                                      257,437
1,500,000       Maryland State Health & Higher Educational Facilities
                Authority, 6.000% (McLean School)/(Original Issue Yield:
                6.146%), 7/1/2031                                                     1,515,885
1,000,000       Maryland State Health & Higher Educational Facilities
                Authority, Refunding Revenue Bonds, 5.000% (Medstar
                Health)/(Original Issue Yield: 4.05%), 8/15/2011                      1,040,210
950,000         Maryland State Health & Higher Educational Facilities
                Authority, (Series A), 5.375% (Loyola College in Maryland,
                Inc.)/(Original Issue Yield: 5.45%), 10/1/2011                        1,031,111
1,000,000       Maryland State IDFA, 5.100% (National Aquarium in Baltimore,
                Inc.)/(Original Issue Yield: 5.21%), 11/1/2022                        1,026,340
1,000,000       Maryland State Stadium Authority, 5.500% (AMBAC INS)/(Original
                Issue Yield: 5.55%), 3/1/2012                                         1,062,240
2,000,000       Maryland State Local Facilities Capital Improvement, GO
                Unlimited, 5.500%, 3/1/2013                                           2,270,880
910,000         Maryland Water Quality Financing Administrative Revolving Loan
                Fund, (Series A), 6.550%, 9/1/2014                                    913,968
1,330,000       Montgomery County, MD, Revenue Authority Lease, Revenue Bonds,
                5.000%, 4/1/2013                                                      1,442,279
250,000         Montgomery County, MD, Special Obligation, Special Tax, 5.375%
                (Radian Group, Inc. INS)/(Original Issue Yield: 5.48%), 7/1/2020      263,030
1,000,000       Montgomery County, MD, GO UT, Refunding Bonds, (Series A),
                5.800% (Original Issue Yield: 5.90%), 7/1/2007                        1,098,580
2,025,000       Montgomery County, MD, GO Unlimited, 4.750%, 2/1/2015                 2,135,788
2,000,000       Montgomery County, MD, GO Unlimited, 5.600% (Original Issue
                Yield: 5.70%), Pre-refunded 1/1/2010                                  2,259,740
1,135,000       New Baltimore, MD, Board School Commerce, Revenue Bonds, 5.000%
                (Original Issue Yield: 5.05%), 11/1/2013                              1,222,282
2,500,000       Northeast, MD, Waste Disposal Authority, Revenue Bond, 7.200%
                (MBIA Insurance Corp. INS), 10/1/2006                                 2,584,000
2,000,000       Prince Georges County, MD, GO UT, 5.500% (Original Issue Yield:
                4.95%), 10/1/2010                                                     2,231,400
1,000,000       Queen Annes County, MD, Public Facility, 5.400% (FGIC
                INS)/(Original Issue Yield: 5.48%), 11/15/2011                        1,094,270
1,000,000       Queen Annes County, MD, Public Facility, 6.000% (FGIC
                INS)/(Original Issue Yield: 5.25%), 11/15/2008                        1,117,420
2,000,000       St. Mary's College, MD, Refunding Revenue Bonds, 5.250% (MBIA
                Insurance Corp. INS)/(Original Issue Yield: 5.30%), 9/1/2027          2,047,460
1,100,000       St. Mary's County, MD, GO UT, 4.450% (Original Issue Yield:
                4.50%), 7/1/2014                                                      1,149,401
1,000,000       St. Mary's County, MD, GO UT, 5.000% (Original Issue Yield:
                5.00%), 10/1/2021                                                     1,044,600
1,000,000       University of Maryland, Revenue Bonds, 5.250%, 10/1/2011              1,092,460
2,000,000       Washington Suburban Sanitation District, MD, GO UT, 4.700%
                (Original Issue Yield: 4.80%), 6/1/2018                               2,057,940
1,000,000       Washington Suburban Sanitation District, MD, GO UT, 6.000%,
                6/1/2018                                                              1,190,270
                Total MARYLAND                                                    $   110,096,973
                PUERTO RICO--4.2%
1,000,000       Commonwealth of Puerto Rico, GO UT, 6.250%, 7/1/2012                  1,186,080
2,000,000       Puerto Rico HFA, Capital Funding Program, 5.000% (Original
                Issue Yield: 4.22%), 12/1/2018                                        2,087,060
1,500,000       Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC
                INS)/(Original Issue Yield: 4.94%), 6/1/2019                          1,690,395
                Total PUERTO RICO                                                 $   4,963,535
                WISCONSIN--1.6%
2,000,000       Badger, WI, Tobacco Asset Securitization Corp., Revenue Bond,
                7.000%, 6/1/2028                                                  $   1,892,600
                Total Long-Term Municipals
                (identified cost $113,500,382)                                    $   118,050,008
                Mutual Fund--0.6%1
682,261         Maryland Municipal Cash Trust (AT NET ASSET VALUE)                $   682,261
                Total Investments-99.3%
                (identified cost $114,182,643) 2                                  $   118,732,269
                other assets and liabilities-net-0.7%                             $   862,374
                total net assets-100%                                             $   119,594,643

1         Affiliated company.
2         The cost of investments for federal tax purposes amounts to $114,103,634. The net unrealized appreciation of investments for federal tax purposes was $4,628,635.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,191,482 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $562,847.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.
The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
FGIC           --Financial Guaranty Insurance Company
FSA            --Financial Security Assurance
GNMA           --Government National Mortgage Association
GO             --General Obligation
HFA            --Housing Finance Authority
IDFA           --Industrial Development Finance Authority
INS            --Insured
MBIA           --Municipal Bond Investors Assurance
MHF            --Maryland Housing Fund
UT             --Unlimited Tax





















MTB New York Municipal Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal        Description
  Amount                                                                     Value


                1  Long-Term Municipals--99.0%
                   FLORIDA--2.1%
$ 1,000,000        Florida State Department of Environmental
                   Protection, (Series A), 5.75% (Original Issue
                   Yield: 5.24%), 7/1/2013                                 $   1,126,500
  540,000          Fort Myers, FL New Public Housing Authority,
                   Refunding Revenue Bonds, 5.25% (U.S. Government
                   LOC), 5/1/2010                                              586,726
                   Total Florida                                               1,713,226
                   GUAM--0.5%
  375,000          Guam Housing Corp., State Single Family Housing
                   Revenue Bonds, 5.75%, 9/1/2031                              401,070
                   MICHIGAN--0.4%
  280,000          Lansing, MI, New Public Housing Authority,
                   Refunding Revenue Bonds, 5.25% (U.S. Government
                   LOC), 9/1/2010                                              305,480
                   NEBRASKA--0.3%
  200,000          Omaha, NE, New Public Housing Authority, Refunding
                   Revenue Bonds, 5.125% (U.S. Government LOC),
                   10/1/2010                                                   217,044
                   NEVADA--2.0%
  1,500,000        Clark County, NV, GO UT, 5.875%, 11/1/2013                  1,683,645
                   NEW YORK--88.9%
  1,040,000        34th Street Partnership, Inc., NY, Special
                   Assessment, 5.00% (Original Issue Yield: 3.99%),
                   1/1/2015                                                    1,104,137
  200,000          Albany, NY, Housing Authority, Revenue Bonds,
                   5.20% (Key Bank, N.A. LOC), 12/1/2013                       210,066
  150,000          Albany, NY, Housing Authority, Revenue Bonds,
                   5.40% (Key Bank, N.A. LOC), 12/1/2018                       156,444
  200,000          Albany, NY, Housing Authority, Revenue Bonds,
                   5.50% (Key Bank, N.A. LOC), 12/1/2028                       203,258
  435,000          Albany, NY, Parking Authority, (Series A), 5.00%
                   (Original Issue Yield: 4.79%), 7/15/2008                    459,164
  500,000          Albany, NY, Parking Authority, (Series A), 5.625%
                   (Original Issue Yield: 5.75%), 7/15/2025                    516,815
  500,000          Appleridge Retirement Community, Revenue Bonds,
                   5.60% (GNMA Collateralized Home Mortgage
                   Program)/(GNMA Collateralized Home Mortgage
                   Program LOC), 9/1/2021                                      546,850
  50,000           Broome County, NY, COPs, 5.25% (MBIA Insurance
                   Corp. INS)/(Original Issue Yield: 5.578%), 4/1/2022         51,117
  1,000,000        Canton, NY, Human Services, 5.75% (Original Issue
                   Yield: 5.80%), 9/1/2032                                     1,024,460
  1,000,000        Chemung County, NY, IDA, (Series B), 5.00%
                   (Original Issue Yield: 4.999%), 11/1/2034                   955,670
  750,000          Chemung County, NY, IDA, 5.00% (Arnot Ogden
                   Medical Center)/(Original Issue Yield: 5.02%),
                   11/1/2034                                                   716,752
  1,355,000        East Rochester, NY, Housing Authority, Refunding
                   Revenue Bonds, 6.125% (Original Issue Yield:
                   5.375%), 4/20/2043                                          1,485,188
  50,000           Erie County, NY, Water Authority, (Series A),
                   6.00% (AMBAC INS)/(Original Issue Yield: 7.25%),
                   12/1/2008                                                   54,547
  1,000,000        Geneva, NY, Revenue Bonds, (Project A), 5.375%,
                   2/1/2033                                                    1,028,160
  125,000          Holiday Square Housing Development Corp., NY,
                   Section 8 Assisted Project, 5.80% (Holiday Square
                   Management Co.)/(FNMA COL)/(Original Issue Yield:
                   5.943%), 1/15/2024                                          125,086
  50,000           Lakewood, NY, GO UT, Public Improvement Bonds,
                   5.50% (Original Issue Yield: 5.70%), 4/1/2012               51,702
  1,000,000        Mahopac, NY, CSD, GO UT, (Series C), Bonds, 5.30%
                   (Original Issue Yield: 5.35%), 6/1/2018                     1,081,950
  500,000          Metropolitan Transportation Authority, NY, (Series
                   A), 5.00% (FSA, Inc. LOC)/ (Original Issue Yield:
                   5.12%)                                                      500,465
  25,000           Monroe County, NY, IDA, Revenue Bonds, 5.80%
                   (Nazareth College)/(MBIA Insurance Corp.
                   INS)/(Original Issue Yield: 5.799%), 6/1/2010               26,345
  870,000          Municipal Assistance Corp. of Troy, NY, Refunding
                   Revenue Bonds, (Series A), 5.00% (Original Issue
                   Yield: 5.40%), 1/15/2010                                    930,613
  250,000          Nassau County, NY, (Series S), 5.125% (AMBAC LOC)/
                   (Original Issue Yield: 5.35%), 3/1/2013                     268,903
  500,000          Nassau County, NY, GO, (Series F), 7.00% (FSA,
                   Inc. LOC), 3/1/2010                                         592,870
  500,000          Nassau County, NY, Special Tax, 5.75% (Original
                   Issue Yield: 5.18%), 11/15/2013                             571,195
  995,000          New Rochelle, NY, Municipal Housing Authority,
                   Revenue Bonds, 6.50% (HUD Section 8 LOC)/(Original
                   Issue Yield: 6.803%), 12/1/2014                             1,142,409
  1,100,000        New York City, NY, Educational Construction Fund,
                   Refunding Revenue Bonds, 5.50% (Original Issue
                   Yield: 5.68%), 4/1/2016                                     1,175,075
  1,000,000        New York City, NY, Health and Hospitals Corp.,
                   (Series A), 5.45% (Original Issue Yield: 5.48%)             1,011,370
  1,000,000        New York City, NY, IDA, Revenue Bonds, 6.00%
                   (Terminal One Group Association)/(Original Issue
                   Yield: 6.40%), 1/1/2015                                     1,025,010
  500,000          New York City, NY, Municipal Water Finance
                   Authority, (Series 2003 C-1), Daily VRDNs (State
                   Street Bank and Trust Co. LOC)                              500,000
  1,000,000        New York City, NY, Municipal Water Finance
                   Authority, (Series C), 5.125% (Original Issue
                   Yield: 5.43%), 6/15/2033                                    1,007,030
  1,000,000        New York City, NY, Municipal Water Finance
                   Authority, Revenue Bonds, 5.50% (MBIA Insurance
                   Corp. INS)/(Original Issue Yield: 5.855%),
                   6/15/2027                                                   1,045,840
  1,000,000        New York City, NY, Transitional Finance Authority,
                   (Series C), 5.25% (Original Issue Yield: 5.05%)             1,101,500
  65,000           New York City, NY, Transitional Finance Authority,
                   5.50%, 2/1/2013                                             72,005
  1,000,000        New York City, NY, Transitional Finance Authority,
                   Refunding Revenue Bonds, 5.75%, 11/1/2011                   1,118,960
  135,000          New York City, NY, Transitional Finance Authority,
                   Refunding Revenue Bonds, 5.50% (Original Issue
                   Yield: 4.62%)                                               149,549
  875,000          New York City, NY, Transitional Finance Authority,
                   Revenue Bonds, 5.75%, 2/15/2015                             978,023
  45,000           New York City, NY, (Series A), 6.25% (MBIA
                   Insurance Corp. LOC)/(Original Issue Yield:
                   6.45%), 8/1/2009                                            49,489
  955,000          New York City, NY, (Series A), 6.25% (MBIA
                   Insurance Corp. LOC)/(Original Issue Yield:
                   6.45%), 8/1/2009                                            1,042,402
  1,060,000        New York City, NY, (Series J), 6.125%, 8/1/2011             1,163,753
  435,000          New York City, NY, GO UT, (Series B), Refunding
                   Bonds, 5.80% (Original Issue Yield: 5.88%),
                   8/1/2013                                                    476,725
  230,000          New York City, NY, GO UT, (Series I), Bonds, 6.25%
                   (Original Issue Yield: 5.85%), 4/15/2006                    245,401
  275,000          New York City, NY, GO UT, (Series L), Refunding
                   Bonds, 8.00%, 8/1/2006                                      306,147
  500,000          New York City, NY, GO UT, Bonds (Series 2000A),
                   5.75% (Original Issue Yield: 5.79%), 5/15/2018              537,365
  1,210,000        New York Counties Tobacco Trust II, Refunding
                   Revenue Bonds, 5.25% (Original Issue Yield:
                   5.30%), 6/1/2025                                            1,070,632
  500,000          New York State Dormitory Authority, (Series C),
                   5.50% (MBIA Insurance Corp. LOC)/(Original Issue
                   Yield: 4.09%), 10/1/2014                                    558,630
  1,575,000        New York State Dormitory Authority, (Series C),
                   7.375% (Original Issue Yield: 7.471%), 5/15/2010            1,808,651
  425,000          New York State Dormitory Authority, (Series C),
                   7.375% (Original Issue Yield: 7.471%), 5/15/2010            508,959
  1,000,000        New York State Dormitory Authority, Health,
                   Hospital, Nursing Home Improvement Revenue Bonds,
                   5.10% (AMBAC LOC), 2/1/2019                                 1,036,910
  20,000           New York State Dormitory Authority, Refunding
                   Revenue Bonds, (Series B), 5.25% (Original Issue
                   Yield: 5.75%), 5/15/2019                                    21,776
  10,000           New York State Dormitory Authority, Refunding
                   Revenue Bonds, 5.125% (Original Issue Yield:
                   5.33%), 8/15/2017                                           10,788
  990,000          New York State Dormitory Authority, Refunding
                   Revenue Bonds, 5.125% (Original Issue Yield:
                   5.33%), 8/15/2017                                           1,049,261
  1,000,000        New York State Dormitory Authority, Refunding
                   Revenue Bonds, 5.30%, 7/1/2008                              1,041,870
  1,200,000        New York State Dormitory Authority, Revenue Bonds,
                   (Series A), 5.50% (University of Rochester,
                   NY)/(Original Issue Yield: 5.60%), 7/1/2016                 1,279,800
  170,000          New York State Dormitory Authority, Revenue Bonds,
                   5.85% (Arden Hill)/(FHA INS), 8/1/2026                      190,206
  385,000          New York State Dormitory Authority, Revenue Bonds,
                   5.85% (Wesley Health System)/(FHA INS), 8/1/2026            411,769
  1,000,000        New York State Dormitory Authority, Revenue Bonds,
                   6.05% (Lutheran Center at Poughkeepsie)/(Key Bank
                   of New York LOC)/(Original Issue Yield: 6.08%),
                   7/1/2026                                                    1,048,390
  2,315,000        New York State Dormitory Authority, Revenue Bonds,
                   7.50%, 5/15/2013                                            2,925,141
  1,000,000        New York State Dormitory Authority, Refunding
                   Revenue Bonds, 5.30% (Rochester, NY)/(MBIA
                   Insurance Corp. LOC)/(Original Issue Yield:
                   5.475%), 7/1/2017                                           1,074,810
  85,000           New York State Dormitory Authority, Refunding
                   Revenue Bonds, 7.15% (R & J Jewish Geriatric
                   Center)/(FHA INS), 8/1/2014                                 87,071
  1,000,000        New York State Dormitory Authority, United Health
                   Services, 5.375% (AMBAC LOC)/(Original Issue
                   Yield: 5.573%), 8/1/2027                                    1,027,270
  430,000          New York State Environmental Facilities Corp.,
                   5.00%, 10/15/2015                                           455,465
  15,000           New York State Environmental Facilities Corp.,
                   5.85%, 1/15/2015                                            16,167
  400,000          New York State Environmental Facilities Corp.,
                   5.875%, 1/15/2017                                           447,520
  75,000           New York State Environmental Facilities Corp.,
                   Refunding Revenue Bonds, 5.20% (Original Issue
                   Yield: 5.20%), 5/15/2014                                    82,887
  1,040,000        New York State Environmental Facilities Corp.,
                   Revenue Bonds, 5.85%, 1/15/2015                             1,110,117
  25,000           New York State Environmental Facilities Corp.,
                   Solid Waste Disposal Revenue Bonds, (Series A),
                   5.70% (Occidental Petroleum Corp.)/(Original Issue
                   Yield: 5.75%), 9/1/2028                                     25,018
  885,000          New York State HFA, (Series A), Service Contract
                   Obligation Revenue Bonds, 6.375% (Original Issue
                   Yield: 6.45%), 9/15/2015                                    987,979
  635,000          New York State HFA, (Series A), 6.25% (Original
                   Issue Yield: 6.35%), 9/15/2010                              699,687
  365,000          New York State HFA, (Series A), 6.25% (Original
                   Issue Yield: 6.35%), 9/15/2010                              390,247
  20,000           New York State HFA, (Series A), 6.90%, 8/15/2007            20,054
  1,000,000        New York State HFA, (Series A), 7.75% (FHA LOC)/
                   (Original Issue Yield: 7.748%)                              1,037,060
  60,000           New York State HFA, Refunding Revenue Bonds, 7.90%
                   (United States Treasury COL), 11/1/2006                     64,241
  25,000           New York State Medical Care Facilities Finance
                   Agency, Hospital & Nursing Home Revenue Bonds,
                   (Series B), 6.00% (Buffalo General Hospital)/(FHA
                   INS)/(Original Issue Yield: 6.219%), 8/15/2014              25,549
  50,000           New York State Medical Care Facilities Finance
                   Agency, Hospital and Nursing Home, 5.95% (FHA
                   LOC)/(Original Issue Yield: 6.00%), 2/15/2010               51,096
  25,000           New York State Medical Care Facilities Finance
                   Agency, Refunding Revenue Bonds, 5.75% (FHA
                   LOC)/(Original Issue Yield: 5.85%), 2/15/2008               25,546
  865,000          New York State Mortgage Agency, Refunding Revenue
                   Bonds, 5.70% (Original Issue Yield: 5.70%),
                   4/1/2011                                                    908,778
  485,000          New York State Mortgage Agency, (Series 67), 5.80%
                   (Original Issue Yield: 5.799%), 10/1/2028                   501,956
  2,500,000        New York State Mortgage Agency, Revenue Bonds,
                   (Series MBIA), 5.875% (MBIA Insurance Corp. LOC),
                   10/1/2015                                                   2,590,700
  300,000          New York State Mortgage Agency, Refunding Revenue
                   Bonds, (Series 53), 5.25%, 10/1/2006                        316,980
  425,000          New York State Thruway Authority Service Contract,
                   Refunding Revenue Bonds, 5.50% (Original Issue
                   Yield: 3.94%), 4/1/2012                                     472,205
  1,600,000        New York State Thruway Authority, (Series 1998B),
                   5.25% (New York State Thruway Authority - Highway
                   and Bridge Trust Fund)/(FGIC LOC)/(Original Issue
                   Yield: 5.02%), 4/1/2013                                     1,739,360
  1,000,000        New York State Thruway Authority, (Series 1999A),
                   5.125% (New York State Thruway Authority - Highway
                   and Bridge Trust Fund)/(Original Issue Yield:
                   4.601%), 4/1/2011                                           1,084,200
  1,000,000        New York State Thruway Authority, (Series 2000A),
                   6.25% (New York State Thruway Authority - Highway
                   and Bridge Trust Fund)/(FSA, Inc. LOC), 4/1/2011            1,153,590
  1,000,000        New York State Thruway Authority, (Series 2000A),
                   6.00% (New York State Thruway Authority - Highway
                   and Bridge Trust Fund)/(Original Issue Yield:
                   5.69%), 4/1/2015                                            1,134,880
  25,000           Niagara Falls, NY, Bridge Commission, (Series B),
                   5.25% (FGIC INS)/(Original Issue Yield: 5.35%),
                   10/1/2015                                                   27,484
  300,000          Niagara Falls, NY, City School District,
                   Certificate Participation, 5.625% (MBIA Insurance
                   Corp. LOC)/(Original Issue Yield: 5.15%), 6/15/2011         338,817
  1,000,000        North Babylon Union Free School District, NY,
                   (Series A), 5.50% (FGIC LOC)/(Original Issue
                   Yield: 5.57%), 2/15/2017                                    1,101,970
  85,000           Onondaga County, NY, IDA, University and College
                   Improvements Revenue Bonds, 5.00%, 3/1/2009                 89,352
  1,580,000        Orange County, NY, GO UT, 5.10% (Original Issue
                   Yield: 5.29%), 7/15/2019                                    1,669,001
  170,000          Riverton Housing Corp., Revenue Bonds, 6.65% (FHA
                   INS), 8/1/2024                                              179,263
  155,000          Schenectady, NY, IDA, (Series A), 5.45% (Union
                   College)/(AMBAC INS)/
                   (Original Issue Yield: 5.467%), 12/1/2029                   161,498
  10,000           Spackenkill, NY, Unified Free School District, GO
                   UT, 6.125%, 9/15/2014                                       11,704
  500,000          Syracuse, NY, GO, (Series C), 5.50% (FGIC LOC),
                   1/1/2009                                                    544,555
  1,000,000        TSASC, Inc. NY, Cash Flow Management, Public
                   Improvements, 6.25%, 7/15/2027                              977,930
  500,000          Tobacco Settlement Financing Corp., NY, (Series
                   A), 5.00%, 6/1/2006                                         518,485
  1,430,000        Tobacco Settlement Financing Corp., NY, (Series
                   A-1), 5.25% (Original Issue Yield: 4.00%), 6/1/2016         1,502,758
  720,000          Tompkins County, NY, IDA, Revenue Bonds, 6.05%
                   (Healthcare Center Project)/(FHA INS), 2/1/2017             764,791
  280,000          Tompkins, NY, Healthcare Corp., 10.80% (FHA INS),
                   2/1/2028                                                    308,162
  640,000          Triborough Bridge & Tunnel Authority, NY, (Series
                   A), 5.00% (Original Issue Yield: 5.24%), 1/1/2027           640,954
  100,000          Triborough Bridge & Tunnel Authority, NY, (Series
                   B), 5.125% (Original Issue Yield: 4.73%),
                   11/15/2012 (@100)                                           101,069
  3,500,000        Triborough Bridge & Tunnel Authority, NY, (Series
                   Y), Refunding Revenue Bonds, 6.125% (CapMAC
                   Holdings, Inc.)
                   (Original Issue Yield: 6.20%), 1/1/2021                     4,154,605
  285,000          Triborough Bridge & Tunnel Authority, NY,
                   Refunding Revenue Bonds, 6.75% (Original Issue
                   Yield: 6.821%), 1/1/2009                                    320,748
  425,000          Utica, NY, IDA Civic Facility, (Series A), Revenue
                   Bonds, 5.50% (Munson Williams Proctor), 7/15/2029           439,998
  320,000          Utica, NY, IDA Civic Facility, (Series A), 5.375%
                   (Munson Williams Proctor)/(Original Issue Yield:
                   5.45%), 7/15/2019                                           338,816
  510,000          Utica, NY, 5.50%, 8/15/2013                                 542,273
  1,000,000        Webster, NY, CSD, 5.125% (FGIC LOC)/(Original
                   Issue Yield: 5.40%), 6/15/2019                              1,108,600
                   Total NEW YORK                                              73,163,900
                   PUERTO RICO--2.2%
  550,000          Commonwealth of Puerto Rico, GO UT, 7.00%, 7/1/2010         660,726
  1,000,000        Puerto Rico Electric Power Authority, Revenue
                   Bonds, (Series S), 6.125% (MBIA Insurance Corp.
                   LOC)/(Original Issue Yield: 6.30%), 7/1/2009                1,144,120
  25,000           Puerto Rico Industrial, Medical & Environmental
                   PCA, Revenue Bonds, 5.10% (American Home Products
                   Corp.)/(Original Issue Yield: 5.30%), 12/1/2018             25,483
                   Total pUERTO RICO                                           1,830,329
                   SOUTH CAROLINA--0.5%
  500,000          Tobacco Settlement Revenue Management Authority,
                   SC, (Series B), 6.375% (Original Issue Yield:
                   6.48%), 5/15/2030                                           429,360
                   WISCONSIN--2.1%
  1,880,000        Badger, WI Tobacco Asset Securitization Corp.,
                   Refunding Revenue Bonds, 6.125%, 6/1/2027                   1,736,763
                   Total Investments--99.0%
                    (identified cost $79,248,468)2                         $   81,462,776
                   other assets and liabilities-net-1.0%                       875,351
                   total net assets-100%                                   $   82,338,127


1         Securities that are subject to the federal alternative minimum tax ("AMT")
          represents 9.4% of the portfolio as calculated base upon total portfolio market value (unaudited).
2         The cost of investments for federal tax purposes amounts to $79,230,427. The net unrealized appreciation of investments for federal tax purposes was $2,232,349.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,842,676 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $610,327.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
CAPMAC         --Capital Municipal Assurance Corporation
COL            --Collateralized
COPs           --Certificate(s) of Participation
CSD            --Central School District
FGIC           --Financial Guaranty Insurance Company
FHA            --Federal Housing Administration
FNMA           --Federal National Mortgage Associations
FSA            --Financial Security Assurance
GNMA           --Government National Mortgage Association
GO             --General Obligation
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
INS            --Insured
LOC            --Letter of Credit
PCA            --Pollution Control Authority
UT             --Unlimited Tax
VRDNs          --Variable Rate Demand Notes































MTB New York Tax-Free Money Market Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal        Description
  Amount                                                                                 Value
                1  Short-Term Municipals--101.6%
                   NEW YORK--101.6%
$ 1,580,000        Albany, NY, IDA, (Series 2001C: Empire Commons North), Weekly
                   VRDNs, (University at Albany Foundation Student Housing
                   Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)                          $   1,580,000
  1,230,000        Albany, NY, GO UT, 3.00% BANs, 6/9/2005                              1,243,437
  480,000          Albany, NY, GO UT, 3.00% BANs, 6/9/2005                              485,244
  1,350,000        Chautauqua County, NY, IDA, IDRBs Weekly VRDNs, (Belknap
                   Business Forms)/(Key Bank, N.A. LOC)                                 1,350,000
  3,000,000        Clarence, NY, CSD, 3.00% BANs, 6/30/2005                             3,036,337
  7,750,000        Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs,
                   (Champlain Valley Physicians Hospital Medical Center)/(Radian
                   Asset Assurance INS)/(Key Bank, N.A. LIQ)                            7,750,000
  5,000,000        Connetquot, NY, CSD, 2.00% BANs, 1/27/2005                           5,021,746
  1,790,000        Dutchess County, NY, IDA, (Series 1998-A), Weekly VRDNs,
                   (Marist College)/(Bank of New York LOC)                              1,790,000
  1,120,000        Erie County, NY, IDA, (Series 1998), Weekly VRDNs, (B & G
                   Properties LLC)/(HSBC Bank USA LOC)                                  1,120,000
  1,645,000        Erie County, NY, IDA, (Series 2002: Civic Facility Revenue
                   Bonds), Weekly VRDNs, (People, Inc.)/(Key Bank, N.A. LOC)            1,645,000
  2,400,000        Herkimer County, NY, IDA, Civic Facility Revenue Bonds,
                   (Series 2000), Weekly VRDNs, (Templeton Foundation)/(Key
                   Bank, N.A. LOC)                                                      2,400,000
  3,500,000        Lakeland, NY, CSD of Shrub Oak, Bond Anticipation Note, 2.00%
                   BANs, 10/18/2004                                                     3,505,775
  3,000,000        Marlboro, NY, CSD, 2.25% BANs (State Aid Withholding LOC),
                   12/21/2004                                                           3,008,047
  3,500,000        Metropolitan Transportation Authority, NY, (Series 2002D-1),
                   Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank AG LIQ)             3,500,000
  4,505,000        Metropolitan Transportation Authority, NY, (Series 2002D-2),
                   Weekly VRDNs, (FSA INS)/(Dexia Credit Local LIQ)                     4,505,000
  10,800,000       New York City, NY, Housing Development Corp., (Series 2003A:
                   2 Gold Street), Weekly VRDNs, (2 Gold LLC)/(Fleet National
                   Bank LOC)                                                            10,800,000
  5,500,000        New York City, NY, Housing Development Corp., (Series A),
                   Weekly VRDNs, (FNMA Collateral)                                      5,500,000
  3,600,000        New York City, NY, IDA, (Series 2000), Weekly VRDNs,
                   (National Center on Addiction and Substance Abuse at Columbia
                   University)/(J.P. Morgan Chase Bank LOC)                             3,600,000
  1,900,000        New York City, NY, IDA, Revenue Bonds, Weekly VRDNs,
                   (Children's Oncology Society)/(Bank of New York LOC)                 1,900,000
  1,100,000        New York City, NY, Municipal Water Finance Authority, (Series
                   2001 F-2), Weekly VRDNs, (J.P. Morgan Chase Bank LIQ)                1,100,000
  200,000          New York City, NY, Municipal Water Finance Authority, (Series
                   C), Daily VRDNs, (FGIC INS)/(FGIC Securities Purchase, Inc.
                   LIQ)                                                                 200,000
  5,190,000        New York City, NY, Transitional Finance Authority, (Series
                   E), 2.00% Bonds, 2/1/2005                                            5,207,441
  1,500,000        New York City, NY, Transitional Finance Authority, (Subseries
                   1999 A-2), Weekly VRDNs, (Bank of Nova Scotia, Toronto LIQ)          1,500,000
  400,000          New York City, NY, Transitional Finance Authority, Future Tax
                   Secured Bonds (Subseries 2003 C-4), Daily VRDNs, (Landesbank
                   Hessen-Thueringen, Frankfurt LIQ)                                    400,000
  4,000,000        New York City, NY, (Series A-6), Weekly VRDNs, (Landesbank
                   Baden-Wuerttemberg LOC)                                              4,000,000
  1,300,000        New York City, NY, (Series 1994 A-4), Daily VRDNs,
                   (Landesbank Baden-Wuerttemberg LOC)                                  1,300,000
  1,285,000        New York City, NY, (Series 1994 A-5), Daily VRDNs, (KBC Bank
                   N.V. LOC)                                                            1,285,000
  570,000          New York City, NY, (Series 1994 B-2), Daily VRDNs, (J.P.
                   Morgan Chase Bank LOC)                                               570,000
  2,400,000        New York City, NY, (Series 1994 E-4), Daily VRDNs, (State
                   Street Bank and Trust Co. LOC)                                       2,400,000
  1,200,000        New York City, NY, (Series 1994 H-4), Weekly VRDNs, (Ambac
                   INS)/(KBC Bank N.V. LIQ)                                             1,200,000
  1,475,000        New York City, NY, (Series 1995 F-4), Weekly VRDNs,
                   (Landesbank Hessen-Thueringen, Frankfurt LOC)                        1,475,000
  3,210,000        New York State Dormitory Authority, (Series 2000), Weekly
                   VRDNs, (Glen Eddy, Inc.)/(Fleet National Bank LOC)                   3,210,000
  9,500,000        New York State Dormitory Authority, (Series 2003), Weekly
                   VRDNs, (Teresian House Housing Corp.)/(Lloyds TSB Bank PLC,
                   London LOC)                                                          9,500,000
  3,800,000        New York State Dormitory Authority, (Series F-1), 2.00%
                   Bonds, 2/15/2005                                                     3,816,246
  5,460,000        New York State Dormitory Authority, Mental Health Services,
                   (Subseries 2003 D-2D), Weekly VRDNs, (New York State)/(AMBAC
                   INS)/(Landesbank Baden-Wuerttemberg LIQ)                             5,460,000
  4,500,000        New York State HFA Weekly VRDNs, (Special Surgery
                   Hospital)/(J.P. Morgan Chase Bank LOC)                               4,500,000
  4,700,000        New York State HFA, Revenue Bonds, Weekly VRDNs, (Normandie
                   Corp.)/(Landesbank Hessen-Thueringen, Frankfurt LOC)                 4,700,000
  4,200,000        New York State HFA, Service Contract Revenue Bonds, (Series
                   2003 B), Weekly VRDNs, (BNP Paribas SA LOC)                          4,200,000
  5,055,000        New York State Local Government Assistance Corp., (Series
                   1993A), Weekly VRDNs, (Bayerische Landesbank Girozentrale and
                   Westdeutsche Landesbank AG LOCs)                                     5,055,000
  2,200,000        New York State Local Government Assistance Corp., (Series
                   1995B), Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC)             2,200,000
  4,700,000        New York State Medical Care Facilities Finance Agency,
                   Refunding Revenue Bonds, 5.375% Bonds (MBIA Insurance Corp.
                   LOC), 8/15/2004 (@102)                                               4,800,836
  3,000,000        New York State Thruway Authority Service Contract, Refunding
                   Revenue Bonds, 5.90% Bonds (AMBAC LOC), 4/1/2005 (@102)              3,155,624
  2,240,000        New York State Thruway Authority Service Contract, Refunding
                   Revenue Bonds, 6.00% Bonds, 4/1/2005                                 2,309,775
  1,000,000        New York State Urban Development Corp., (Series B), 5.00%
                   Bonds, 1/1/2005                                                      1,016,116
  2,713,000        Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs,
                   (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A.
                   LOC)                                                                 2,713,000
  3,800,000        Ontario County, NY, IDA, (Series 2003A), Weekly VRDNs,
                   (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)            3,800,000
  1,145,000        Orange County, NY, IDA, (Series 2002), Weekly VRDNs, (Horton
                   Medical Center)/(FSA INS)/(Fleet National Bank LIQ)                  1,145,000
  4,000,000        Port Authority of New York and New Jersey, Equipment Note
                   Agreement (Series 2002-2), Weekly VRDNs                              4,000,000
  1,500,000        Riverhead, NY, IDA, IDRB (Series 1998), Weekly VRDNs,
                   (Altaire Pharmaceuticals, Inc.)/
                   (Mellon Bank N.A., Pittsburgh LOC)                                   1,500,000
  2,775,665        Saranac, NY, CSD, 1.75% BANs, 8/6/2004                               2,775,890
  5,000,000        Schalmont, NY, CSD, 2.00% BANs, 6/16/2005                            5,007,423
  2,175,000        Seneca County, NY, IDA, (Series 2000), Weekly VRDNs,
                   (Kidspeace National Centers of New York, Inc.)/(Key Bank,
                   N.A. LOC)                                                            2,175,000
  2,600,000        Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs,
                   (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)                      2,600,000
  3,125,000        Tompkins County, NY, IDA, (Series 2001-A), Weekly VRDNs,
                   (Tompkins Cortland Community College Foundation, Inc.)/(HSBC
                   Bank USA LOC)                                                        3,125,000
  2,000,000        Triborough Bridge & Tunnel Authority, NY, (Series C), Weekly
                   VRDNs, (AMBAC LOC)/ (Bayerische Landesbank LIQ)                      2,000,000
  1,345,000        Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue
                   Bonds, (Series 2000A), Weekly VRDNs, (FSA INS)/(J.P. Morgan
                   Chase Bank LIQ)                                                      1,345,000
  5,000,000        Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue
                   Bonds, (Series 2000D), Weekly VRDNs, (FSA INS)/(Lloyds TSB
                   Bank PLC, London LIQ)                                                5,000,000
  1,539,355        Yonkers, NY, IDA, Civic Facility Revenue Bonds, (Series
                   1994), Weekly VRDNs, (Consumers Union of United States,
                   Inc.)/(AMBAC INS)/(Bank of New York LIQ)                             1,539,355
                   Total NEW YORK                                                       177,027,292
                   Total Investments--101.6%
                    (at amortized cost)2                                            $   177,027,292
                   other assets and liabilities-net-(1.6)%                              (2,756,064)
                   total net assets-100%                                            $   174,271,228


1         Securities that are subject to AMT represent, 2.2% of the portfolio as calculated based upon total portfolio market value (unaudited).
2         Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
BANs           --Bond Anticipation Notes
FGIC           --Financial Guaranty Insurance Company
FSA            --Financial Security Assurance
GO             --General Obligation
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDR            --Industrial Development Revenue
IDRB           --Industrial Development Revenue Bond
INS            --Insured
LIQ            --Liquidity Agreement
LOCs           --Letter(s) of  Credit
UT             --Unlimited Tax
VRDNs          --Variable Rate Demand Notes

































MTB Pennsylvania Municipal Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)




  Principal          Description
  Amount
  or Shares                                                                     Value
                (1)  Long-Term Municipals---98.7%
                     Pennsylvania--98.7%
$ 1,185,000          Adams County, PA, GO UT Refunding Notes, 5.30%
                     (FGIC LOC)/(Original Issue Yield: 5.42%),
                     11/15/2019                                          $      1,316,440
  1,450,000          Allegheny County, PA, Airport Authority, Refunding
                     Revenue Bonds, 5.75% (MBIA Insurance Corp.
                     LOC)/(Original Issue Yield: 4.85%), 1/1/2006               1,517,251
  4,000,000          Allegheny County, PA, GO, (Series C-52), 5.25%
                     (FGIC LOC)/(Original Issue Yield: 5.50%), 11/1/2021        4,233,360
  1,500,000          Allegheny County, PA, GO, (Series C-56), 4.50%
                     (FSA LOC), 10/1/2006                                       1,577,070
  2,500,000          Allegheny County, PA, Higher Education Building
                     Authority, (Series A), 4.25% (FGIC LOC)/(Original
                     Issue Yield: 4.35%), 3/1/2024                              2,273,575
  435,000            Allegheny County, PA , Higher Education Building
                     Authority, (Duquesne University Project), 5.125%,
                     3/1/2013                                                   477,943
  2,150,000          Allegheny County, PA, IDA, Refunding Revenue
                     Bonds, 6.70%, 12/1/2020                                    2,200,353
  2,500,000          Allegheny County, PA, Port Authority, Refunding
                     Revenue Bonds, 6.00% (MBIA Insurance Corp.
                     LOC)/(Original Issue Yield: 6.125%), 3/1/2024              2,848,000
  485,000            Allegheny County, PA, Residential Finance Agency,
                     Revenue Bonds, 5.15%, 11/1/2016                            504,259
  1,210,000          Belle Vernon, PA, Area School District, GO UT,
                     6.00% (FGIC LOC)/(Original Issue Yield: 6.09%),
                     4/1/2021                                                   1,370,107
  880,000            Berks County, PA, Municipal Authority, Refunding
                     Revenue Bonds, 3.349% (Original Issue Yield:
                     3.50%), 10/1/2008                                          869,176
  600,000            Berks County, PA, Municipal Authority, Refunding
                     Revenue Bonds, 3.999% (Original Issue Yield:
                     4.07%), 10/1/2010                                          595,602
  1,000,000          Blair County, PA, (Series A), 5.00% (AMBAC
                     LOC)/(Original Issue Yield: 3.45%), 8/1/2007               1,073,630
  1,000,000          Bucks County, PA, IDA, Revenue Bonds, (Series
                     2002A), 6.00% (Pennswood Village)/(Original Issue
                     Yield: 6.12%), 10/1/2027                                   1,020,030
  4,775,000          Bucks County, PA, IDA, Revenue Bonds, 10.00%,
                     5/15/2019                                                  7,634,461
  750,000            Bucks County, PA, IDA, Variable Rate Environmental
                     Improvement Revenue Bonds (Series 1995), Weekly
                     VRDNs (USX Corp.)/(Wachovia Bank N.A. LOC)                 819,975
  2,200,000          Burrell, PA, School District, GO UT School
                     Improvements, 5.25% (FGIC INS)/(Original Issue
                     Yield: 5.45%), 11/15/2010                                  2,329,404
  1,000,000          Butler County, PA, IDA, GO UT, 6.00% (FGIC
                     LOC)/(Original Issue Yield: 6.00%), 7/15/2011              1,151,330
  1,000,000          Butler County, PA, GO UT Bonds, 4.25% (FGIC
                     LOC)/(Original Issue Yield: 4.37%), 7/15/2022              941,410
  1,070,000          Charleroi, PA, Area School District, (Series C),
                     5.75% (FGIC LOC)/(Original Issue Yield: 5.90%),
                     10/1/2014                                                  1,207,420
  1,300,000          Charleroi, PA, Area School District, (Series C),
                     6.00% (FGIC LOC), 10/1/2017                                1,482,403
  30,000             Charleroi, PA, Area School District, (Series C),
                     6.00% (FGIC LOC), 10/1/2017                                33,721
  965,000            Chester County, PA, HEFA, Refunding Revenue Bonds,
                     5.50% (Chester County Hospital, PA)/(MBIA
                     Insurance Corp. INS)/(Original Issue Yield:
                     5.70%), 7/1/2007                                           1,027,165
  1,675,000          Chester County, PA, HEFA, Refunding Revenue Bonds,
                     5.625% (Chester County Hospital, PA)/(MBIA
                     Insurance Corp. INS)/(Original Issue Yield:
                     5.90%), 7/1/2010                                           1,792,518
  1,985,000          Chester County, PA,  HEFA, Refunding Revenue
                     Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original
                     Issue Yield: 5.85%), 7/1/2009                              2,124,268
  2,250,000          Chester County, PA,  HEFA, Revenue Bonds, 5.625%
                     (Immaculata College)/(Radian Asset Assurance LOC),
                     10/15/2027                                                 2,289,847
  2,000,000          Chester County, PA, HEFA, Revenue Bonds, (Series
                     B), 5.375% (Jefferson Health System)/(Original
                     Issue Yield: 5.63%), 5/15/2027                             2,008,720
  2,000,000          Commonwealth of Pennsylvania, GO UT, 5.25%
                     (Original Issue Yield: 4.69%), 10/15/2008                  2,192,080
  3,000,000          Commonwealth of Pennsylvania, GO UT, 6.00%
                     (Original Issue Yield: 5.96%), 1/15/2018                   3,388,890
  475,000            Commonwealth of Pennsylvania, GO UT, 5.10% (FSA
                     LOC)/(Original Issue Yield: 5.20%), 5/1/2022               493,511
  910,000            Dauphin County, PA, General Authority, Revenue
                     Refunding Bonds, 5.20% (Pinnacle Health
                     System)/(MBIA Insurance Corp. INS)/(Original Issue
                     Yield: 5.30%), 5/15/2009                                   966,647
  1,200,000          Delaware County, PA,  Authority, Dunwoody Village,
                     6.25% (Original Issue Yield: 6.45%), 4/1/2030              1,239,972
  4,000,000          Delaware County, PA,  Authority, Hospital Revenue
                     Bonds, 6.00% (Original Issue Yield: 6.21%),
                     12/15/2020                                                 4,015,600
  2,000,000          Delaware River Joint Toll Bridge Commission,
                     Refunding Revenue Bonds, 5.25% (Original Issue
                     Yield: 4.66%), 7/1/2018                                    2,119,680
  600,000            Dover, PA, Area School District, GO UT, 4.50%
                     (FGIC LOC)/(Original Issue Yield: 4.09%), 4/1/2014         623,238
  1,375,000          Erie, PA, GO UT, 5.55% (Original Issue Yield:
                     5.55%), 11/15/2026                                         410,231
  555,000            Gateway, PA, School District, GO UT, 4.45% (FGIC
                     LOC), 10/15/2017                                           562,215
  525,000            Gateway, PA, School District, 4.35% (FGIC LOC),
                     10/15/2016                                                 531,053
  1,365,000          Greater Johnstown, PA, School District, GO UT,
                     5.00% (FGIC LOC), 2/1/2009                                 1,481,885
  710,000            Greene County, PA, IDA, Refunding Revenue Bonds,
                     4.75% (MBIA Insurance Corp. LOC)/(Original Issue
                     Yield: 4.749%), 2/1/2007                                   750,136
  505,000            Harbor Creek, PA, School District, (Series C),
                     4.00% (FGIC LOC)/(Original Issue Yield: 3.25%),
                     8/1/2006                                                   524,538
  1,300,000          Indiana County, PA, IDA, (Series A), 5.875% (AMBAC
                     LOC)/(Original Issue Yield: 6.04%), 11/1/2029              1,380,613
  1,500,000          Indiana County, PA, IDA, 6.00% (MBIA Insurance
                     Corp. LOC), 6/1/2006                                       1,607,535
  1,000,000          Lampeter-Strasburg, PA, School District, GO UT,
                     4.00% (FGIC LOC)/
                     (Original Issue Yield: 2.95%), 4/1/2008                    1,043,140
  4,000,000          Lancaster County, PA, Solid Waste Management,
                     (Series B), 5.375% (AMBAC LOC)/(Original Issue
                     Yield: 5.05%), 12/15/2015                                  4,359,640
  2,000,000          Lancaster County, PA, (Series A), 5.60% (FGIC
                     LOC)/(Original Issue Yield: 5.65%), 5/1/2012               2,250,060
  2,310,000          Luzerne County, PA, Flood Protection Authority,
                     (Series A), 5.25% (MBIA Insurance Corp. LOC),
                     1/15/2012                                                  2,558,926
  1,215,000          Mercer County, PA, GO UT, 5.50%, 10/1/2019                 1,333,584
  1,155,000          Mercer County, PA, GO UT, 5.50%, 10/1/2028                 1,271,066
  500,000            Montgomery County, PA, Higher Education & Health
                     Authority College, Revenue Bonds, 5.70% (Connie
                     Lee LOC)/(Original Issue Yield: 5.80%), 4/1/2010           538,770
  3,000,000          Montgomery County, PA, Higher Education & Health
                     Authority Hospital, Revenue Bonds, 7.25% (Original
                     Issue Yield: 7.40%), 12/1/2019                             3,102,780
  1,275,000          Montgomery County, PA, Higher Education & Health
                     Authority Hospital, Refunding Revenue Bonds, 5.50%
                     (Holy Redeemer Healthcare)/(AMBAC INS), 10/1/2008          1,382,636
  1,500,000          Montgomery County, PA, IDA, Refunding Revenue
                     Bonds, 5.35% (MBIA Insurance Corp. LOC)/(Original
                     Issue Yield: 5.46%), 8/15/2027                             1,541,850
  1,000,000          Montgomery County, PA, IDA, Retirement Community
                     Revenue Bonds (Series 1996B), 5.75% (Adult
                     Communities Total Services, Inc.)/(Original Issue
                     Yield: 5.98%), 11/15/2017                                  1,012,970
  2,750,000          Montgomery County, PA, IDA, Revenue Bonds, 5.25%
                     (Original Issue Yield: 5.48%), 11/15/2028                  2,495,900
  1,885,000          Montgomery County, PA, 5.375%, 7/15/2013                   2,064,961
  1,765,000          North Allegheny, PA, School District, GO UT, 5.50%
                     (FGIC LOC), 11/1/2010                                      1,980,665
  630,000            Owen J. Roberts School District, PA, GO UT
                     Prerefunded, (Series A),  5.375% (Original Issue
                     Yield: 5.50%), 5/15/2018                                   681,641
  870,000            Owen J. Roberts School District, PA, GO UT
                     Unrefunded, (Series A),  5.375% (Original Issue
                     Yield: 5.50%), 5/15/2018                                   927,255
  2,410,000          Pennsylvania Convention Center Authority, Revenue
                     Bonds, 6.00% (FGIC LOC)/(Original Issue Yield:
                     6.80%), 9/1/2019                                           2,827,966
  1,410,000          Pennsylvania HFA, (Series 58A), 5.85%, 4/1/2017            1,461,141
  2,000,000          Pennsylvania HFA, (Series 68A), 6.10%, 4/1/2021            2,078,400
  1,115,000          Pennsylvania HFA, (Series 69A), 6.15% (FHA/VA Mtgs
                     LOC), 10/1/2020                                            1,117,955
  1,295,000          Pennsylvania HFA, (Series 70A), 5.80%, 10/1/2021           1,341,646
  1,170,000          Pennsylvania HFA, (Series 72A), 3.80% (Original
                     Issue Yield: 3.80%), 10/1/2005                             1,195,658
  1,435,000          Pennsylvania HFA, Refunding Revenue Bonds, 6.00%,
                     10/1/2013                                                  1,502,187
  1,475,000          Pennsylvania State, 5.00%, 8/1/2016                        1,554,016
  2,500,000          Pennsylvania State, GO UT, 4.375% (MBIA Insurance
                     Corp. LOC)/(Original Issue Yield: 4.43%), 2/1/2024         2,341,425
  2,000,000          Pennsylvania Intergovernmental Coop Authority,
                     Special Tax, 5.25% (FGIC LOC), 6/15/2015                   2,149,500
  4,000,000          Pennsylvania State Higher Education Facilities
                     Authority, Refunding Revenue Bonds, (Series A),
                     5.50% (University of Pennsylvania Health
                     Services)/(Original Issue Yield: 5.55%), 1/1/2009          4,154,320
  250,000            Pennsylvania State Higher Education Facilities
                     Authority, Refunding Revenue Bonds, 5.25% (Bryn
                     Mawr College)/(AMBAC LOC)/(Original Issue Yield:
                     4.06%), 12/1/2012                                          277,812
  2,600,000          Pennsylvania State Higher Education Facilities
                     Authority, Refunding Revenue Bonds, 5.60%
                     (Original Issue Yield: 5.60%), 11/1/2022                   2,752,594
  4,075,000          Pennsylvania State Higher Education Facilities
                     Authority, Refunding Revenue Bonds, 6.00%
                     (Original Issue Yield: 6.05%), 5/1/2024                    4,342,564
  425,000            Pennsylvania State Higher Education Facilities
                     Authority, University and College Improvement
                     Bonds, 5.25% (Temple University)/(MBIA Insurance
                     Corp. LOC), 4/1/2014                                       462,017
  500,000            Pennsylvania State IDA, Economic Development
                     Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013                 562,085
  1,010,000          Pennsylvania State IDA, Refunding Revenue Bonds,
                     6.00% (AMBAC LOC)/(Original Issue Yield: 5.20%),
                     7/1/2006                                                   1,087,376
  1,990,000          Pennsylvania State IDA, Refunding Revenue Bonds,
                     6.00% (AMBAC LOC)/(Original Issue Yield: 5.20%),
                     7/1/2006                                                   2,136,981
  800,000            Pennsylvania State IDA, Revenue Refunding Bonds,
                     4.50% (AMBAC LOC), 7/1/2008                                850,904
  1,000,000          Pennsylvania State Turnpike Commission, (Series
                     S), 5.625% (FGIC LOC)/(Original Issue Yield:
                     4.77%), 6/1/2011 (@101)                                    1,121,320
  1,000,000          Pennsylvania State University, Refunding Revenue
                     Bonds, 5.25% (Original Issue Yield: 4.67%),
                     8/15/2016                                                  1,110,930
  2,500,000          Perkiomen Valley School District, PA, GO UT, 5.00%
                     (Original Issue Yield: 4.82%), 4/1/2028                    2,513,975
  1,000,000          Philadelphia, PA, Authority for Industrial
                     Development, (Series B), 5.25% (FSA LOC)/(Original
                     Issue Yield: 4.50%), 10/1/2010                             1,103,300
  2,000,000          Philadelphia, PA, Authority for Industrial
                     Development, (Series B), 5.25% (Original Issue
                     Yield: 5.45%), 10/1/2030                                   2,047,200
  1,000,000          Philadelphia, PA, Authority for Industrial
                     Development, Refunding Revenue Bonds, 4.75%
                     (Original Issue Yield: 4.84%), 8/15/2008                   1,010,270
  2,100,000          Philadelphia, PA Authority for Industrial
                     Development, Refunding Revenue Bonds, 5.20%,
                     6/15/2018                                                  2,101,407
  1,365,000          Philadelphia, PA, Authority for Industrial
                     Development, Revenue Bonds, 6.00% (Philadelphia,
                     PA)/(MBIA Insurance Corp. INS), 2/15/2007                  1,484,219
  1,280,000          Philadelphia, PA, Health & Educational Facilities,
                     Refunding Revenue Bonds, 5.50% (AMBAC
                     LOC)/(Original Issue Yield: 4.40%), 5/1/2014               1,408,717
  1,350,000          Philadelphia, PA, Health & Educational Facilities,
                     Refunding Revenue Bonds, 5.50% (AMBAC
                     LOC)/(Original Issue Yield: 4.53%), 5/1/2015               1,486,121
  3,250,000          Philadelphia, PA, Hospitals & Higher Education
                     Facilities Authority, (Series A), 6.625%,
                     11/15/2023                                                 3,275,903
  2,000,000          Philadelphia, PA, Water & Wastewater System,
                     (Series A), 5.00% (AMBAC LOC)/(Original Issue
                     Yield: 5.25%), 8/1/2013                                    2,144,080
  1,900,000          Philadelphia, PA, Water & Wastewater System,
                     Refunding Revenue Bonds, 5.625% (MBIA Insurance
                     Corp. LOC)/(Original Issue Yield: 5.81%), 6/15/2009        2,116,353
  3,000,000          Philadelphia, PA, Water & Wastewater System,
                     Refunding Revenue Bonds, 6.25% (MBIA Insurance
                     Corp. INS), 8/1/2007                                       3,322,410
  2,150,000          Philadelphia, PA, Water & Wastewater System,
                     Refunding Revenue Bonds, 6.25% (MBIA Insurance
                     Corp. INS), 8/1/2008                                       2,422,169
  1,000,000          Philadelphia, PA, GO UT, 5.25% (FSA LOC)/(Original
                     Issue Yield: 4.59%), 3/15/2011 (@100)                      1,078,100
  3,000,000          Philadelphia, PA, Refunding GO UT Bonds, 5.125%
                     (FGIC INS), 5/15/2014                                      3,226,620
  3,000,000          Pittsburgh, PA, Auditorium Authority, Refunding
                     Revenue Bonds, 5.25% (AMBAC LOC)/(Original Issue
                     Yield: 5.155%), 2/1/2017                                   3,231,870
  1,000,000          Pittsburgh, PA, Public Parking Authority, Revenue
                     Bonds, 3.50% (AMBAC LOC), 12/1/2005                        1,023,940
  1,000,000          Pittsburgh, PA, Public Parking Authority, Revenue
                     Bonds, 4.00% (AMBAC LOC), 12/1/2007                        1,046,550
  500,000            Pittsburgh, PA, School District, GO UT, 5.25% (FSA
                     LOC)/(Original Issue Yield: 4.12%), 9/1/2009               547,940
  1,135,000          Riverside, PA, School District, GO UT, 3.90% (FGIC
                     LOC)/(Original Issue Yield: 4.05%), 10/15/2018             1,073,960
  2,355,000          Scranton, PA, Packaging Authority, Refunding
                     Revenue Bonds, 5.00% (Scranton, PA School
                     District)/(FGIC LOC)/(Original Issue Yield:
                     4.92%), 9/15/2033                                          2,355,707
  2,000,000          Scranton-Lackawanna, PA, Health & Welfare
                     Authority, Refunding Revenue Bonds, 5.625% (Mercy
                     Healthcare Systems)/(MBIA Insurance Corp.
                     INS)/(Original Issue Yield: 5.75%), 1/1/2016               2,161,020
  1,590,000          Seneca Valley, PA, School District, Refunding
                     Revenue Bonds, (Series A), 3.90% (FGIC
                     LOC)/(Original Issue Yield: 4.00%), 7/1/2016               1,543,413
  500,000            Southeastern, PA, Transportation Authority,
                     (Series A), Revenue Bonds, 5.25%, 3/1/2013                 545,780
  1,000,000          Swarthmore Boro Authority PA, Refunding Revenue
                     Bonds, 5.25% (Original Issue Yield: 4.65%),
                     9/15/2020                                                  1,063,460
  1,500,000          Tredyffrin Township, PA, GO UT Bonds, 5.25%
                     (Original Issue Yield: 5.60%), 11/15/2017                  1,582,260
  1,000,000          Tredyffrin-Easttown, PA, School District, GO UT,
                     5.00% (Original Issue Yield: 3.92%), 2/15/2009             1,086,530
  2,000,000          Washington County, PA, Hospital Authority,
                     Refunding Revenue Bonds, 2.25% (AMBAC
                     LOC)/(Original Issue Yield: 1.70%), 7/1/2023               2,012,480
  1,515,000          West Chester, PA, Area School District, GO UT,
                     5.00% (State Aid Withholding LOC), 4/15/2016               1,601,673
  1,000,000          West Chester, PA, Area School District, GO UT,
                     5.00% (State Aid Withholding LOC), 4/15/2018               1,046,450
  815,000            West York Area School District, PA, GO UT, 3.50%
                     (FGIC LOC), 9/1/2013                                       789,629
  1,155,000          Westmoreland County, PA, Municipal Authority,
                     Capital Appreciation Municipal Services Bonds,
                     (Series A), (United States Treasury GTD)/(FGIC
                     INS)/(Original Issue Yield: 6.17%), 8/15/2021              491,245
                     Total long-term municipals
                      (identified cost $180,122,366)                            187,926,654
                     Mutual Funds--0.3%
  578,172            Pennsylvania Municipal Cash Trust, (Series IS)             578,172
  32                 Pennsylvania Municipal Cash Trust, (Series SS)             32
                     Total mutual funds
                      (at net asset value)                                      578,204
                     Total Investments-99.0%
                     (identified cost $180,700,570)2                     $      188,504,858
                     other assets and liabilities--NEt--1.0%             $      1,853,849
                     total net assets-100%                               $      190,358,707

(1)       Securities that are subject to the federal alternative minimum tax ("AMT")
          represents 4.9% of the portfolio as calculated based upon total portfolio market value.
(2)       The cost of investments for federal tax purposes amounts to $180,546,908. The net unrealized appreciation of investments for federal tax purposes was $7,957,950.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,065,044 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $1,107,094.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
FGIC           --Financial Guaranty Insurance Corporation
FHA            --Federal Housing Administration
FHA/VA         --Federal Housing Administration/Veterans Administration
FSA            --Financial Security Assurance
GO             --General Obligation
GTD            --Guaranteed
HEFA           --Health and Education Facilities Authority
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
INS            --Insured
LOC(s)         --Letters of Credit
UT             --Unlimited Tax
VRDNs          --Variable Rate Demand Notes



















MTB Prime Money Market Fund
Portfolio of Investments
July 31, 2004 (unaudited)




  Principal
  Amount               Description                                                           Value
                  1    Commercial Paper--51.5%
                       ASSET-BACKED SECURITIES--8.3%
$ 11,000,000           Apreco, Inc., 1.413%, 9/10/2004                                $      10,982,767
  7,000,000            Cafco LLC, 1.313%, 8/19/2004                                          6,995,415
  7,000,000            CIESCO LP, 1.242%, 8/5/2004                                           6,999,035
                       Total ASSET-BACKED SECURITIES                                         24,977,217
                       CHEMICALS--4.0%
  12,000,000           Du Pont (E.I.) de Nemours & Co., 1.302%, 8/25/2004                    11,989,600
                       COMMERCIAL BANKS--7.3%
  10,000,000           Citicorp, 1.422%, 9/2/2004                                            9,987,378
  12,000,000           Wells Fargo & Co., 1.251%, 8/6/2004                                   11,997,916
                       Total COMMERCIAL BANKS                                                21,985,294
                       CONSUMER FINANCE--2.6%
  8,000,000            American General Finance Corp., 1.068%, 11/8/2004                     7,976,680
                       DIVERSIFIED--4.5%
  13,500,000           General Electric Capital Services, 1.702%, 12/10/2004                 13,416,979
                       FOOD & BEVERAGE--3.3%
  10,000,000           Nestle Capital Corp., 1.112%, 8/2/2004                                9,999,692
                       FOOD & STAPLES RETAILING--2.3%
  7,000,000            Wal-Mart Stores, Inc., 1.333%, 8/31/2004                              6,992,241
                       INSURANCE--7.3%
  10,000,000           AIG Funding, Inc., 1.373%, 9/10/2004                                  9,984,778
  12,000,000           Prudential Funding Corp., 1.262%, 8/12/2004                           11,995,380
                       Total INSURANCE                                                       21,980,158
                       MEDIA--4.3%
  13,000,000           Gannett Co., Inc., 1.372%, 9/13/2004                                  12,978,727
                       PERSONAL CREDIT--4.0%
  12,000,000           American Express Credit Corp., 1.271%, 8/4/2004                       11,998,730
                       TELECOMMUNICATIONS--3.6%
  11,000,000           Verizon Network Funding, 1.261%, 8/9/2004                             10,996,920
                       Total Commercial Paper                                                155,292,238
                       Government Agencies--21.6%
                       FEDERAL HOME LOAN BANK SYSTEM--5.0%
  15,000,000           1.435%, 3/15/2005                                                     14,999,832
                       FEDERAL HOME LOAN MORTGAGE CORP.--5.0%
  15,000,000           1.538%, 10/7/2005                                                     15,000,000
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.6%
  12,000,000           1.200%, 12/14/2004                                                    11,946,000
  12,000,000           1.035%, 9/22/2004                                                     11,982,060
  11,000,000           1.260%, 9/15/2005                                                     10,994,725
                       Total federal national mortgage association                           34,922,785
                       Total Government Agencies                                             64,922,617
                  2    Notes - Variable--11.0%
                       DIVERSIFIED FINANCIAL SERVICES -- 8.0%
  12,000,000           CIT Group, Inc., 1.390%, 9/1/2004                                     12,000,000
  12,000,000           Societe Generale, New York, 1.420%, 8/31/2004                         11,999,596
                       Total Diversified Financial Services                                  23,999,596
                       HOUSEHOLD PRODUCTS--3.0%
  9,000,000            Colgate-Palmolive Co., 1.375%, 8/16/2004                              9,000,738
                       Total notes variable                                                  33,000,334
                       Repurchase Agreements--16.0%
  48,292,000           Repurchase agreement with State Street Corp., dated
                       7/30/2004  due 8/2/2004 at 1.260%, collateralized by a
                       U.S. Treasury Obligation with maturity of 11/18/2004
                       (repurchase proceeds of $48,297,071)                                  48,292,000
                       Total Investments-100.1%
                       (at amortized cost)3                                           $      301,507,189
                       other assets and liabilities--Net--0.1%                        $      (163,185)
                       total net assets--100%                                         $      301,344,004

(1)       Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.
(2)       Denotes variable rate securities with current rate and next demand rate.

(3)       Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

















MTB Pennsylvania Tax Free Money Market Fund
Portfolio of Investments
July 31, 2004 (unaudited)





  Principal
  Amount              Description                                                          Value
                      Short-Term Municipals--99.7%
                      PENNSYLVANIA--99.7%
$ 500,000             Allegheny County, PA, HDA, Refunding Revenue Bonds
                      Weekly VRDNs (FNMA LOC, FNMA LIQ)                             $      500,000
  700,000             Allegheny County, PA, IDA Weekly VRDNs (Western PA
                      Humane Society)/(National City Bank, Pennsylvania LOC)               700,000
  1,000,000           Allentown, PA, Commercial and IDA, (Series 1999),
                      Daily VRDNs (Diocese of Allentown)/
                      (Wachovia Bank, N.A. LOC)                                            1,000,000
  700,000             Beaver County, PA, IDA, Refunding Revenue Bond Weekly
                      VRDNs (BP PLC)                                                       700,000
  900,000             Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV
                      Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC)                  900,000
  115,000             Chester County, PA, HEFA, Revenue Bonds Weekly VRDNs
                      (Barclay Friends)/(First Union National Bank
                      LOC)/(Wachovia)                                                      115,000
  500,000             Chester County, PA, IDA, (Series of 2001) Daily VRDNs
                      (Archdiocese of Philadelphia)/
                      (Wachovia Bank N.A. LOC)                                             500,000
  360,000             Chester County, PA, IDA, The Woods Project Weekly
                      VRDNs (PNC Bank, N.A. LOC)                                           360,000
  375,000             Connellsville, PA, Area School District, 2.00% Bonds,
                      8/15/2004, (FSA INS)                                                 375,121
  400,000             Cumberland County, PA, Municipal Authority, (Series
                      2003-B), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC
                      Bank N.V. LOC)                                                       400,000
  480,000             Dallastown Area School District, PA, (Series 1998),
                      Weekly VRDNs (FGIC INS)/(BNP Paribas LIQ)                            480,000
  100,000             Delaware County, PA, IDA, Refunding Revenue Bonds
                      Daily VRDNs                                                          100,000
  430,000             Delaware County, PA, IDA, Refunding Revenue Bonds
                      Weekly VRDNs (GE Cap Corp.)                                          430,000
  1,500,000           Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs
                      (GE Cap Corp.)                                                       1,500,000
  500,000             Delaware County, PA, IDA, Weekly VRDNs, (Kimberly
                      Clark Co.)                                                           500,000
  400,000             Delaware Valley, PA, Regional Finance Authority Weekly
                      VRDNs, (Toronto Dominion LOC)                                        400,000
  500,000             Delaware Valley, PA, Regional Finance Authority,
                      (Series A), Weekly VRDNs, (Toronto Dominion LOC)                     500,000
  100,000             Erie County, PA, Hospital Authority, (Series 1998B),
                      Daily VRDNs (Hamot Health Foundation)/(AMBAC
                      INS)/(National CityBank, PA LIQ)                                     100,000
  500,000             Fairview, PA , School District, 6.00% Bonds, 2/15/2005
                      (@100)                                                               512,414
  865,000             Greater Latrobe, PA, School Authority School Building,
                      1.60% Bonds (MBIA Global Funding LLC INS), 4/1/2005                  865,000
  200,000             Hanover, PA, Public School District, (GO UT), 4.50%
                      Bonds, 3/1/2005, (FSA INS)                                           203,950
  100,000             Harrisburg, PA, Water Authority, Refunding Revenue
                      Bond, (Series A), Weekly VRDNs, (FGIC INS, FGICSPI LIQ)              100,000
  590,000             Lancaster County, PA, Hospital Authority, Refunding
                      Revenue Bonds Weekly VRDNs (AMBAC LOC)/(PNC Bank, N.A.
                      LIQ)                                                                 590,000
  390,000             Lancaster, PA, Higher Education Authority, (Series
                      1997), Weekly VRDNs (Franklin and Marshall College
                      Project)/(J.P. Morgan Chase Bank LIQ)                                390,000
  560,000             Lehigh County, PA, IDA Weekly VRDNs (Wachovia LOC)                   560,000
  855,000             Monroe Township, PA, 5.10% Bonds, 8/1/2004 (@100)                    855,000
  900,000             Montgomery County, PA, IDA, Revenue Bonds Monthly
                      VRDNs, (ABN AMRO NV LOC)                                             900,000
  1,050,000           Moon Township, PA, IDA, Revenue Bonds Weekly VRDNs
                      (PNC Bank, N.A. LOC)                                                 1,050,000
  400,000             Mt. Pleasant, PA,  Area School District, 2.00% Bonds
                      (FGIC INS), 11/15/2004                                               401,035
  225,000             Northeastern, PA, Hospital & Education Authority,
                      Refunding Revenue Bonds, 6.55% Bonds, 2/15/2005 (@100)               231,550
  950,000             Pennsylvania State Higher Education Facilities
                      Authority Daily VRDNs (Temple University)/
                      (Landesbank Hessen LOC)                                              950,000
  200,000             Pennsylvania State Higher Education Facilities
                      Authority, Refunding Revenue Bonds, 5.00% Bonds,
                      4/1/2005, (MBIA INS)                                                 204,534
  250,000             Pennsylvania State Turnpike Commission, (Series A),
                      5.50% Bonds (AMBAC INS), 12/1/2004 (@102)                            258,629
  700,000             Pennsylvania State University, (Series A) Weekly VRDNs
                      (GO of University Dexia Credit Local LIQ)                            700,000
  225,000             Philadelphia, PA, School District, (GO UT), 5.25%
                      Bonds, 3/1/2005                                                      230,378
  1,000,000           Philadelphia, PA,  Water & Wastewater System, (Series
                      B) Weekly VRDNs (AMBAC LOC)/ (KBC Bank NV LIQ)                       1,000,000
  500,000             Pittsburgh, PA, School District, (Series A), 2.00%
                      Bonds (FGIC INS), 9/1/2004                                           500,386
  80,000              Schuylkill County, PA, (GO UT) Weekly VRDNs (AMBAC
                      INS)/ (Wachovia LIQ)                                                 80,000
  100,000             University of Pittsburgh, (Series 2000A), Weekly
                      VRDNs, (BNP Paribas LIQ)                                             100,000
  220,000             University of Pittsburgh, (Series 2000A), Weekly
                      VRDNs, (BNP Paribas LIQ)                                             220,000
  240,000             University of Pittsburgh, (Series 2000B), Weekly
                      VRDNs, (Lloyds TSB Bank PLC LIQ)                                     240,000
  700,000             University of Pittsburgh, Commonwealth of Higher
                      Education Weekly VRDNs (GO of University Dexia Credit
                      Local LIQ)                                                           700,000
  335,000             Upper Moreland Township, PA, (GO UT), 2.00% Bonds,
                      11/15/2004, (FSA INS)                                                335,961
  20,000              York, PA, General Authority, Revenue Bonds Weekly
                      VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                           20,000
  175,000             York, PA, General Authority, Revenue Bonds Weekly
                      VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                           175,000
                      Total Investments--99.7%
                      (at amortized cost)1                                          $      21,933,958
                      other assets and liabilities-net---0.3%                       $      72,074
                      total net assets--100%                                        $      22,006,032

(1)       Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
FGIC           --Financial Guaranty Insurance Company
GO             --General Obligation
HDA            --Hospital Development Authority
HEFA           --Health and Education Facilities Authority
IDA            --Industrial Development Authority
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
UT             --Unlimited Tax
VRDNs          --Variable Rate Demand Notes



























MTB Social Balanced Fund
Portfolio of Investments
July 31, 2004 (unaudited)





  Principal
  Amount
  or Shares            Description                                                           Value
                       Asset-Backed Securities--2.3%
$ 70,969               ANRC Auto Owner Trust 2001-A, Class A4, 4.32%,
                       6/16/2008 (IDENTIFIED COST $70,964)                           $       71,574
                       Collateralized Mortgage Obligations--3.2%
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--0.7%
  21,651               (Series T045), Class A3, 4.105%, 10/27/2031                           21,795
                       WHOLE LOAN--2.5%
  79,807               Bank of America Mortgage Securities 2003-2, Class
                       2A1, 3.614%, 2/25/2034                                                78,397
                       Total Collateralized Mortgage Obligations
                       (identified cost $101,457)                                            100,192
                       Common Stocks--57.8%
                       AIR FREIGHT & LOGISTICS--1.2%
  500                  United Parcel Service, Inc.                                           35,980
                       AIRLINES--0.8%
  1,700                Southwest Airlines Co.                                                24,599
                       AUTO COMPONENTS--1.2%
  700                  Lear Corp.                                                            38,591
                       BEVERAGES--1.3%
  500                  Coca-Cola Co.                                                         21,930
  400                  PepsiCo, Inc.                                                         20,000
                       Total BEVERAGES                                                       41,930
                       BIOTECHNOLOGY--3.5%
  1,000         1      Amgen, Inc.                                                           56,880
  300           1      Biogen Idec, Inc.                                                     18,000
  500           1      Gilead Sciences, Inc.                                                 32,320
                       Total BIOTECHNOLOGY                                                   107,200
                       CAPITAL MARKETS--2.9%
  1,250                Bank of New York Co., Inc.                                            35,913
  1,100                Morgan Stanley                                                        54,263
                       Total CAPITAL MARKETS                                                 90,176
                       COMMUNICATIONS EQUIPMENT--4.3%
  4,000         1      Cisco Systems, Inc.                                                   83,440
  3,600         1      Corning, Inc.                                                         44,496
  500                  Nokia Oyj, Class A, ADR                                               5,810
                       Total COMMUNICATIONS EQUIPMENT                                        133,746
                       COMPUTERS & PERIPHERALS--3.9%
  1,100         1      Dell, Inc.                                                            39,017
  4,200         1      EMC Corp. Mass                                                        46,074
  400                  IBM Corp.                                                             34,828
                       Total Computers & Peripherals                                         119,919
                       CONSUMER FINANCE--1.7%
  750                  Capital One Financial Corp.                                           51,990
                       ELECTRICAL EQUIPMENT--1.6%
  800                  Emerson Electric Co.                                                  48,560
                       ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
  2,000         1      Jabil Circuit, Inc.                                                   43,500
  4,500         1      Solectron Corp.                                                       24,750
                       Total Electronic Equipment & Instruments                              68,250
                       ENERGY EQUIPMENT & SERVICES--2.1%
  700           1      Nabors Industries Ltd.                                                32,550
  700           1      Weatherford International Ltd.                                        32,746
                       Total Energy Equipment & Services                                     65,296
                       FOOD & STAPLES RETAILING--1.0%
  600                  Wal-Mart Stores, Inc.                                                 31,806
                       FOOD PRODUCTS--0.4%
  300                  General Mills, Inc.                                                   13,470
                       HEALTHCARE EQUIPMENT & SUPPLIES--3.7%
  1,300         1      Boston Scientific Corp.                                               49,738
  700           1      Edwards Lifesciences Corp.                                            24,619
  800                  Medtronic, Inc.                                                       39,736
                       Total HEALTHCARE EQUIPMENT & SUPPLIES                                 114,093
                       HEALTHCARE PROVIDERS & SERVICES--1.3%
  200                  Cardinal Health, Inc.                                                 8,900
  500           1      Express Scripts, Inc., Class A                                        32,800
                       Total HealthCare Providers & Services                                 41,700
                       HOUSEHOLD DURABLES--1.6%
  700                  Koninklijke (Royal) Philips Electronics NV, ADR                       16,961
  1,550                Newell Rubbermaid, Inc.                                               33,480
                       Total Household Durables                                              50,441
                       HOUSEHOLD PRODUCTS--1.0%
  600                  Procter & Gamble Co.                                                  31,290
                       INSURANCE--1.1%
  500                  American International Group, Inc.                                    35,325
                       MACHINERY--2.5%
  800                  Danaher Corp.                                                         40,520
  400                  Illinois Tool Works, Inc.                                             36,208
                       Total MACHINERY                                                       76,728
                       MEDIA--1.9%
  1,200         1      Comcast Corp., Class A                                                32,880
  750                  Viacom, Inc., Class B                                                 25,192
                       Total media                                                           58,072
                       MULTILINE RETAIL--1.4%
  1,000                Target Corp.                                                          43,600
                       OIL & GAS--0.9%
  500                  BP PLC, ADR                                                           28,180
                       PERSONAL PRODUCTS--1.1%
  900                  Gillette Co.                                                          35,082
                       PHARMACEUTICALS--2.5%
  500                  Lilly (Eli) & Co.                                                     31,860
  1,000                Merck & Co., Inc.                                                     45,350
                       Total Pharmaceuticals                                                 77,210
                       SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.4%
  3,000                Intel Corp.                                                           73,140
  2,852         1      Taiwan Semiconductor Manufacturing Co., ADR                           20,307
  500                  Texas Instruments, Inc.                                               10,665
                       Total Semiconductor Equipment & Products                              104,112
                       SOFTWARE--5.6%
  3,700                Microsoft Corp.                                                       105,302
  2,800         1      Novell, Inc.                                                          19,152
  2,500         1      Veritas Software Corp.                                                47,650
                       Total software                                                        172,104
                       SPECIALTY RETAIL--1.2%
  1,100                Home Depot, Inc.                                                      37,092
                       THRIFTS & MORTGAGE FINANCE--0.5%
  200                  Federal National Mortgage Association                                 14,192
                       Total Common Stocks (identified cost $1,822,753)                      1,790,734
                       Corporate Bonds--13.3%
                       AUTOMOBILES--1.5%
  30,000               DaimlerChrysler North America Holding Corp., Company
                       Guarantee, 6.900%, 9/1/2004                                           30,118
  15,000               General Motors Corp., Note, 8.375%, 7/15/2033                         15,638
                       Total automobiles                                                     45,756
                       BANKS REGIONAL --0.7%
  20,000               Fleet National Bank, (Series BKNT), 5.75%, 1/15/2009                  21,281
                       CAPITAL MARKETS--2.2%
  25,000               Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006                 27,005
  25,000               Goldman Sachs Group, Inc., 7.500%, 1/28/2005                          25,671
  15,000               Goldman Sachs Group, Inc., Sub. Note, 6.345%,
                       2/15/2034                                                             14,418
                       Totalcapital markets                                                  67,094
                       CONSUMER FINANCE--0.8%
  25,000               MBNA Corp., Note, 4.625%, 9/15/2008                                   25,279
                       DIVERSIFIED FINANCIAL SERVICES--1.7%
  25,000               Heller Financial, Inc., Note, 6.375%, 3/15/2006                       26,370
  25,000               National Rural Utilities Cooperative Finance Corp.,
                       Note, (Series MTNC), 6.500%, 3/1/2007                                 26,907
                       Total DIVERSIFIED FINANCIAL SERVICES                                  53,277
                       ELECTRIC UTILITIES--0.3%
  10,000               Xcel Energy, Inc., Sr. Note, 3.400%, 7/1/2008                         9,666
                       FOOD & STAPLES RETAILING--0.4%
  15,000               Wal-Mart Stores, Inc., Note, 4.550%, 5/1/2013                         14,627
                       FOOD PRODUCTS--0.9%
  25,000               Kraft Foods, Inc., Note, 6.250%, 6/1/2012                             26,678
                       GAS UTILITIES--0.8%
  25,000               K N Energy, Inc., Sr. Note, 6.650%, 3/1/2005                          25,583
                       HOTELS, RESTAURANTS & LEISURE--0.6%
  15,000               Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012                         17,316
                       MEDIA--1.5%
  15,000               Clear Channel Communications, Inc., 6.000%, 11/1/2006                 15,776
  25,000               Time Warner, Inc., Sr. Note, 9.125%, 1/15/2013                        30,705
                       Total media                                                           46,481
                       OIL & GAS--0.9%
  25,000               Devon Financing Corp., 6.875%, 9/30/2011                              27,392
                       TELECOMMUNICATIONS--1.0%
  30,000        2      Verizon Wireless, Inc., 1.350%, 5/23/2005                             29,993
                       Total Corporate Bonds (identified cost $411,125)                      410,423
                       Government Agencies--5.5%
                       FEDERAL HOME LOAN BANK - 2.7%
  80,000               Bond, 6.875%, 8/15/2005                                               83,726
                       FEDERAL HOME LOAN MORTGAGE CORPORATION --2.8%
  75,000               Discount Bond, 4.000%, 10/29/2007                                     75,464
  10,000               Note, (Series MTN), 2.850%, 6/3/2008                                  9,701
                       Total FEDERAL HOME LOAN MORTGAGE CORPORATION                          85,165
                       Total Government Agencies (identified cost $167,678)                  168,891
                       Mortgage Backed Securities--6.5%
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.5%
  200,000              Pool TBA, 5.000%, 8/1/2018
                       (IDENTIFIED COST $199,000)                                            201,688
                       Notes - Variable--0.5%
  15,000               Liberty Media Corp., 3.020%, 9/15/2006
                       (IDENTIFIED COST $15,191)                                             15,258
                       U.S. Treasury--8.9%
                       U.S. TREASURY BONDS--2.9%
  88,000               5.375%, 2/15/2031                                                     90,131
                       U.S. TREASURY NOTES--6.0%
  35,000               4.000%, 2/15/2014                                                     33,731
  70,000               4.750%, 5/15/2014                                                     71,499
  21,726               U.S. Treasury Inflation Protected Note, (Series
                       A-2011), 3.500%, 1/15/2011                                            24,201
  52,577               U.S. Treasury Inflation Protected Note, (Series
                       C-2012), 3.00%, 7/15/2012                                             57,062
                       Total u.s. treasury notes                                             186,493
                       Total u.s. treasury (identified cost $275,919)                        276,624
                       Repurchase Agreement--8.5%
  264,721              Repurchase agreement with Credit Suisse First Boston
                       Corp., dated 7/30/2004, due 8/2/2004 at 1.35%,
                       collateralized by a U.S. Treasury Obligation with
                       maturity of 2/15/2015 (repurchase proceeds $264,751)
                       (AT AMORTIZED COST)                                                   264,721
                       Mutual Fund--0.0%
  3                    SSGA Money Market Fund (AT NET ASSET VALUE)                           3
                       Total Investments-106.5%
                        (identified cost $3,328,811)3                                $       3,300,108
                       other assets and liabilities-net-(6.5)%                       $       (202,437)
                       total net assets-100%                                         $       3,097,671

1         Non-income producing security.
2         Denotes a restricted security which is subject to restrictions on resale under federal securities laws.  This security has been deemed liquid based upon criteria approved by the fund's Board of Trustees.  At July 31, 2004, this security amortized to $29,993 which represents 1.0% of total net assets.
3         The cost of investments for federal tax purposes amounts to $3,328,811. The net unrealized depreciation of investments for federal tax purposes was $28,703. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $103,545 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $132,248.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
ADR            --American Depositary Receipt
MTN            --Medium Term Note
TBA            --To Be Announced






































































MTB Small Cap Growth Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Shares                Description                                                      Value
                        Common Stocks--97.9%
                        AEROSPACE & DEFENSE--0.9%
  60,000        (1)     MTC Technologies, Inc.                                     $     1,500,000
                        AIRLINES--1.0%
  153,000       (1)     AirTran Holdings, Inc.                                           1,705,950
                        AUDIO-VIDEO PRODUCTS--1.0%
  310,000               Tivo, Inc.                                                       1,730,234
                        AUTO COMPONENTS--1.0%
  98,000        (1)     China Yuchai International Ltd.                                  1,685,600
                        BEVERAGES--1.3%
  111,500       (1)     Hansen Natural Corp.                                             2,285,750
                        BIOTECHNOLOGY--7.4%
  3,540,000     (1)     Calypte Biomedical Corp.                                         1,557,600
  1,250,000             Calypte Biomedical Corp.                                         550,000
  275,000       (1)     Medarex, Inc.                                                    1,688,500
  100,000       (1)     NPS Pharmaceuticals, Inc.                                        1,865,000
  283,500       (1)     Nuvelo, Inc.                                                     2,279,340
  100,000       (1)     Protein Design Laboratories, Inc.                                1,620,000
  96,900        (1)     Serologicals Corp.                                               1,899,240
  1,600         (1)     Tanox, Inc.                                                      25,072
  50,000        (1)     United Therapeutics Corp.                                        1,238,000
                        Total biotechnnology                                             12,722,752
                        COMMERCIAL BANKS--1.3%
  80,000                Columbia Bancorp                                                 2,210,400
                        COMMERCIAL SERVICES & SUPPLIES--3.8%
  450,000       (1)     Danka Business Systems PLC, ADR                                  1,899,000
  136,000               Gevity HR, Inc.                                                  2,826,080
  40,000                Quanex, Inc.                                                     1,810,400
                        Total commercial services & supplies                             6,535,480
                        COMMUNICATIONS EQUIPMENT--6.7%
  280,000       (1)     Arris Group, Inc.                                                1,230,600
  140,000       (1)     F5 Networks, Inc.                                                3,666,600
  225,000       (1)     Ixia                                                             1,755,000
  211,200       (1)     Packeteer, Inc.                                                  1,981,056
  1,316,700     (1)     Verso Technologies, Inc.                                         1,329,867
  500,000      (1,2)    YDI Wireless, Inc., Class B                                      1,528,000
  27,500        (1)     YDI Wireless, Inc., Class B                                      105,050
                        Total communications equipment                                   11,596,173
                        COMPUTERS & PERIPHERALS--4.2%
  37,500        (1)     Avid Technology, Inc.                                            1,752,750
  156,900       (1)     Novatel Wireless, Inc.                                           3,603,993
  75,600        (1)     Sandisk Corp.                                                    1,838,592
                        Total computers & peripherals                                    7,195,335
                        CONSUMER DISCRETIONARY--0.5%
  315,000       (1)     LJ International, Inc.                                           926,100
                        CONSUMER FINANCE--1.1%
  126,000       (1)     QC Holdings, Inc.                                                1,883,700
                        DIVERSIFIED TELECOMMUNICATION SERVICES--0.0%
  2,500         (1)     General Communications, Inc., Class A                            20,025
                        ELECTRICAL EQUIPMENT--1.2%
  820,600       (1)     Electric City Corp.                                              1,452,462
  77,400                Technology Research Corp.                                        616,878
                        Total electrical equipment                                       2,069,340
                        ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
  110,000               Nam Tai Electronics, Inc.                                        2,134,000
  822,700       (1)     Spatialight, Inc.                                                4,327,402
                        Total electronic equipment & instruments                         6,461,402
                        ENERGY EQUIPMENT & SERVICES--2.1%
  25,000                Carbo Ceramics, Inc.                                             1,770,750
  45,000        (1)     Grant Prideco, Inc.                                              850,050
  1,100         (1)     Offshore Logistics, Inc.                                         31,845
  153,000               Plug Power, Inc.                                                 928,006
  5,000         (1)     Prospect Energy Corp.                                            75,050
                        Total energy equipment & services                                3,655,701
                        FOOD & STAPLES RETAILING--0.9%
  72,500        (1)     United Natural Foods, Inc.                                       1,571,075
                        HEALTHCARE EQUIPMENT & SUPPLIES--1.6%
  375,000       (1)     Microtek Medical Holdings, Inc.                                  1,500,000
  38,500        (1)     Zoll Medical Corp.                                               1,302,840
                        Total healthcare equipment & supplies                            2,802,840
                        HEALTHCARE PROVIDERS & SERVICES--4.3%
  67,500        (1)     Covance, Inc.                                                    2,476,575
  100,000       (1)     Psychiatric Solutions, Inc.                                      2,551,000
  100,000       (1)     eResearch Technology, Inc.                                       2,491,000
                        Total healthcare providers & services                            7,518,575
                        HOTELS, RESTAURANTS & LEISURE--1.1%
  130,800       (1)     Alliance Gaming Corp.                                            1,861,284
                        HOUSEHOLD DURABLES--3.0%
  63,900                Brookfield Homes Corp.                                           1,729,134
  307,000       (1)     Emerson Radio Corp.                                              908,720
  115,000       (1)     WCI Communities, Inc.                                            2,475,950
                        Total household durables                                         5,113,804
                        IT SERVICES--3.8%
  80,000        (1)     Cognizant Technology Solutions Corp.                             2,204,000
  170,100       (1)     Inforte Corp.                                                    1,394,820
  424,000       (1)     Sapient Corp.                                                    2,963,760
                        Total it services                                                6,562,580
                        INFORMATION TECHNOLOGY--1.4%
  145,000       (1)     On Track Innovations Ltd.                                        1,073,000
  182,900       (1)     On Track Innovations Ltd.                                        1,353,460
                        Total iNFORMATION TECHNOLOGY                                     2,426,460
                        INSURANCE--1.0%
  60,000                Infinity Property & Casualty                                     1,726,800
                        INTERNET SOFTWARE & SERVICES--4.0%
  60,000        (1)     Ask Jeeves, Inc.                                                 1,744,800
  207,900       (1)     Modem Media. Poppe Tyson, Inc.                                   954,261
  170,000       (1)     Openwave Systems, Inc.                                           1,932,900
  180,000       (1)     Radvision Ltd.                                                   2,196,000
                        Total internet software & services                               6,827,961
                        MACHINERY--0.2%
  4,900                 Briggs & Stratton Corp.                                          409,150
                        MATERIALS--0.2%
  445,000       (1)     Minco Mining & Metals Corp.                                      441,885
                        MEDIA--3.1%
  325,000       (1)     Lions Gate Entertainment Corp.                                   2,489,500
  181,000       (1)     Navarre Corp.                                                    2,910,480
                        Total media                                                      5,399,980
                        METALS & MINING--3.2%
  70,000        (1)     Century Aluminium Co.                                            1,648,500
  127,000       (1)     GrafTech International Ltd.                                      1,400,810
  90,600                Massey Energy Co.                                                2,505,090
                        Total metals & mining                                            5,554,400
                        OIL & GAS--3.0%
  60,000        (1)     Cheniere Energy, Inc.                                            1,103,400
  32,000        (1)     Meridian Resource Corp.                                          267,200
  175,000       (1)     OMI Corp.                                                        2,546,250
  39,300        (1)     Quicksilver Resources, Inc.                                      1,244,631
                        Total oil & gas                                                  5,161,481
                        PERSONAL PRODUCTS--0.6%
  31,900        (1)     USANA, Inc.                                                      949,025
                        PHARMACEUTICALS--4.0%
  100,000       (1)     Bradley Pharmaceuticals, Inc.                                    2,354,000
  78,000        (1)     Eon Labs, Inc.                                                   2,271,360
  79,100        (1)     MGI PHARMA, Inc.                                                 2,215,591
                        Total pharmaceuticals                                            6,840,951
                        REAL ESTATE--1.2%
  35,000                Redwood Trust, Inc.                                              1,986,950
                        SEMICONDUCTOR EQUIPMENT & PRODUCTS--13.2%
  93,000        (1)     Ade Corp.                                                        1,614,480
  750,000       (1)     Agere Systems, Inc., Class A                                     930,000
  230,000       (1)     Axcelis Technologies, Inc.                                       2,145,900
  75,000        (1)     Cabot Microelectronics Corp.                                     2,661,750
  234,000       (1)     Ceva, Inc.                                                       1,785,420
  200,000       (1)     Credence Systems Corp.                                           1,792,000
  277,300       (1)     FSI International, Inc.                                          1,455,825
  132,900       (1)     Kulicke & Soffa Industries                                       1,037,949
  70,000        (1)     Nanometrics, Inc.                                                693,000
  305,000       (1)     ON Semiconductor Corp.                                           1,220,000
  155,200       (1)     Pixelworks, Inc.                                                 1,519,408
  277,500       (1)     Sigma Designs, Inc.                                              1,734,375
  225,000       (1)     Silicon Image, Inc.                                              2,697,750
  186,000       (1)     Skyworks Solutions, Inc.                                         1,558,680
                        Total semiconductor equipment & prodcuts                         22,846,537
                        SOFTWARE--4.8%
  420,000       (1)     Opsware, Inc.                                                    2,587,200
  90,000        (1)     Red Hat, Inc.                                                    1,540,800
  90,000        (1)     Sonic Solutions                                                  1,584,000
  350,000       (1)     Tibco Software, Inc.                                             2,474,500
                        Total software                                                   8,186,500
                        SPECIALTY RETAIL--1.0%
  40,000        (1)     Chicos Fas, Inc.                                                 1,674,800
                        THRIFTS & MORTGAGE FINANCE--4.1%
  93,500                BankAtlantic Bancorp, Inc., Class A                              1,705,440
  148,499               Commercial Capital Bancorp, Inc.                                 3,262,523
  130,000               W Holding Co., Inc.                                              2,145,000
                        Total thrifts & mortgage finance                                 7,112,963
                        TRANSPORTATION--1.0%
  50,000                Golar LNG Ltd.                                                   751,500
  83,900        (1)     Top Tankers, Inc.                                                960,655
                        Total TRANSPORTATION                                             1,712,155
                        Total Common Stocks
                        (identified cost $172,417,941)                                   168,872,098
                        Mutual Funds--3.4%
  5,804,306      3      MTB Prime Money Market Fund, Class IS                            5,804,306
  17                    SSGA Money Market Fund                                           17
  260                   SSGA US Government Money Market Fund                             260
                        Total mutual funds
                        (at net asset value)                                             5,804,583

                (1)   WARRANTS--0.0%
  437,500             Calypte Biomedical Corp., exp. 5/2009                              0
  87,000              On Track Innovations Ltd., exp. 5/2009                             0
                      Total warrants
                      (identified cost $0)                                               0
                      Total Investments--101.3%
                       (identified cost $178,222,524 )4                           $      174,676,681
                      other assets and liabilities--net--(1.3)%                   $      (2,159,551)
                      Total net assets--100%                                      $      172,517,130
(1)       Non-income producing security.
(2)       Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2004, this security amounted to $1,528,000 which represents
          0.9% of total net assets.

          Additional information on each restricted illiquid security held at July 31, 2004 was as follows:

          Security                        Acquisition Date          Acquisition Cost
          YDI Wireless, Inc., Class B     12/8/2003                 $2,050,000


(3)       Affiliated company.
(4)       The cost of investments for federal tax purposes amounts to $178,222,524. The net unrealized depreciation of investments for federal tax purposes was $3,545,843. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,732,159 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,278,002.


Note:          The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            --American Depositary Receipt






























MTB Small Cap Stock Fund
Portfolio of Investments
July 31, 2004 (unaudited)




  Shares                                                                                Value
                   Common Stocks--96.1%
                   Air Freight & Logistics--0.8%
  25,100           Ryder Systems, Inc.                                           $      1,076,790
                   Auto Components--2.5%
  24,300           American Axle & Manufacturing Holdings, Inc.                         834,705
  29,000           ArvinMeritor, Inc.                                                   576,230
  24,200           BorgWarner, Inc.                                                     1,141,998
  44,700           Cooper Tire & Rubber Co.                                             1,048,215
                   Total auto components                                                3,601,148
                   Biotechnology--4.9%
  6,300        (1)  AVI BioPharma, Inc.                                                 12,537
  32,000       (1)  Alkermes, Inc.                                                      345,280
  10,700       (1)  ArQule, Inc.                                                        45,689
  103,729      (1)  Cell Genesys, Inc.                                                  747,886
  95,100       (1)  Corixa Corp.                                                        429,852
  94,700       (1)  Cubist Pharmaceuticals, Inc.                                        982,986
  79,400       (1)  Dendreon Corp.                                                      731,274
  14,500       (1)  Exact Sciences Corp.                                                70,035
  111,700      (1)  Genta, Inc.                                                         192,124
  113,200      (1)  Isis Pharmaceuticals, Inc.                                          571,660
  20,000       (1)  Kosan Biosciences, Inc.                                             127,400
  115,500      (1)  La Jolla Pharmaceutical Co.                                         247,170
  125,800      (1)  Medarex, Inc.                                                       772,412
  16,501       (1)  Nuvelo, Inc.                                                        132,668
  30,900       (1)  OraSure Technologies, Inc.                                          239,475
  177,700      (1)  Paradigm Genetics, Inc.                                             94,181
  26,300       (1)  Telik, Inc.                                                         519,688
  126,000      (1)  Third Wave Technologies, Inc.                                       645,120
  51,400       (1)  Transgenomic, Inc.                                                  70,932
  12,000       (1)  Vasogen, Inc.                                                       55,800
  24,900       (1)  ViroPharma, Inc.                                                    38,097
                   Total biotechnology                                                  7,072,266
                   Building Products--1.9%
  15,400           Ameron, Inc.                                                         539,000
  34,300       (1)  Griffon Corp.                                                       719,271
  24,800           Universal Forest Products, Inc.                                      753,176
  18,700           York International Corp.                                             665,346
                   Total building products                                              2,676,793
                   Capital Markets--2.1%
  7,700        (1)  Apollo Investment Corp.                                             104,951
  192,600      (1)  E*Trade Group, Inc.                                                 2,132,082
  5,900            Greenhill & Co., Inc.                                                120,655
  37,200       (1)  Knight Trading Group, Inc.                                          316,572
  2,600        (1)  Piper Jaffray Cos., Inc.                                            105,950
  47,400       (1)  Tradestation Group, Inc.                                            282,030
                   Total capital markets                                                3,062,240
                   Chemicals--2.4%
  24,000           Albemarle Corp.                                                      739,200
  14,800           Fuller (H.B.) Co.                                                    395,604
  24,400       (1)  Headwaters, Inc.                                                    676,856
  19,200           Lubrizol Corp.                                                       664,896
  9,800        (1)  OM Group, Inc.                                                      313,796
  38,700       (1)  Symyx Technologies, Inc.                                            746,523
                   Total chemicals                                                      3,536,875
                   Commercial Banks--5.3%
  16,600           Cascade Bancorp                                                      303,448
  52,400           Colonial BancGroup, Inc.                                             1,010,796
  6,700            East West Bancorp, Inc.                                              225,924
  25,800           First Charter Corp.                                                  581,790
  34,600           Greater Bay Bancorp                                                  911,710
  25,700           Independent Bank Corp.- Michigan                                     657,406
  31,900           NBT Bancorp, Inc.                                                    693,825
  27,889           National City Corp.                                                  1,017,949
  12,400           Provident Bankshares Corp.                                           370,636
  62,823           Republic Bancorp, Inc.                                               920,357
  24,200           Silicon Valley Bancshares                                            885,962
                   Total commercial banks                                               7,579,803
                   Commercial Services & Supplies--4.1%
  23,800           Banta Corp.                                                          945,098
  63,400           Ikon Office Solutions, Inc.                                          752,558
  27,100       (1)  Labor Ready, Inc.                                                   379,942
  25,100       (1)  MemberWorks, Inc.                                                   670,421
  13,700       (1)  Navigant Consulting, Inc.                                           287,015
  40,700       (1)  Princeton Review (The), Inc.                                        310,134
  121,800      (1)  SITEL Corp.                                                         365,400
  30,200       (1)  SOURCECORP, Inc.                                                    710,002
  7,700            Strayer Education, Inc.                                              750,134
  36,600       (1)  United Rentals, Inc.                                                726,144
                   Total commercial services & supplies                                 5,896,848
                   Communications Equipment--2.5%
  34,200       (1)  Aspect Communications Corp.                                         289,674
  11,100           Black Box Corp.                                                      421,800
  40,128       (1)  Digi International, Inc.                                            455,453
  38,200       (1)  Harmonic Lightwaves, Inc.                                           248,682
  110,200      (1)  Polycom, Inc.                                                       2,124,656
                   Total communications equipment                                       3,540,265
                   Computers & Peripherals--1.9%
  134,900      (1)  Immersion Corp.                                                     601,654
  35,600       (1)  Komag, Inc.                                                         403,704
  109,300      (1)  Maxtor Corp.                                                        511,524
  171,900      (1)  Pinnacle Systems, Inc.                                              679,005
  21,800       (1)  Storage Technology Corp.                                            543,910
                   Total computers & peripherals                                        2,739,797
                   Construction & Engineering--0.8%
  78,000       (1)  Integrated Electrical Services                                      660,660
  85,600       (1)  Mastec, Inc.                                                        534,144
                   Total construction & engineering                                     1,194,804
                   Consumer Finance--1.0%
  44,100           Advanta Corp., Class B                                               979,902
  22,400       (1)  United PanAm Financial Corp.                                        400,512
                   Total consumer finance                                               1,380,414
                   Diversified Financial Services--1.0%
  23,200       (1)  Encore Capital Group, Inc.                                          355,424
  39,800           GATX Corp.                                                           1,014,104
                   Total diversified financial services                                 1,369,528
                   Diversified Telecommunication Services--0.3%
  66,600       (1)  TALK America Holdings, Inc.                                         431,568
                   Electric Utilities--1.7%
  54,000           Duquesne Light Holdings, Inc.                                        1,024,380
  9,400            UIL Holdings Corp.                                                   432,212
  42,500           UniSource Energy Corp.                                               1,049,325
                   Total electric utilities                                             2,505,917
                   Electrical Equipment--1.0%
  28,500       (1)  Active Power, Inc.                                                  91,200
  7,400        (1)  Artesyn Technologies, Inc.                                          55,204
  7,900        (1)  Genlyte Group, Inc.                                                 492,170
  13,100           Woodward Governor Co.                                                803,947
                   Total electrical equipment                                           1,442,521
                   Electronic Equipment & Instruments--2.6%
  28,100       (1)  Brightpoint, Inc.                                                   373,730
  35,700       (1)  Checkpoint Systems, Inc.                                            614,397
  14,900           Cognex Corp.                                                         448,192
  45,599       (1)  Identix, Inc.                                                       245,779
  60,200           Methode Electronics, Inc., Class A                                   784,406
  51,000           PerkinElmer, Inc.                                                    896,580
  28,400       (1)  RadiSys Corp.                                                       352,444
  10,600       (1)  Universal Display Corp.                                             89,570
                   Total electronic equipment & instruments                             3,805,098
                   Energy Equipment & Services--0.9%
  13,600           Offshore Logistics, Inc.                                             393,720
  38,800       (1)  Veritas DGC, Inc.                                                   955,644
                   Total energy Equipment & services                                    1,349,364
                   Food & Staples Retailing--1.4%
  52,600       (1)  7-Eleven, Inc.                                                      902,090
  20,700       (1)  BJ's Wholesale Club, Inc.                                           482,517
  35,800           Ruddick Corp.                                                        700,248
                   Total food & staples retailing                                       2,084,855
                   Food Products--1.0%
  25,100           Corn Products International, Inc.                                    1,082,312
  31,900       (1)  Interstate Bakeries Corp.                                           313,577
                   Total food products                                                  1,395,889
                   Gas Utilities--0.8%
  10,500           NICOR, Inc.                                                          347,655
  26,400           UGI Corp.                                                            855,096
                   Total gas utilities                                                  1,202,751
                   Healthcare Equipment & Supplies--0.6%
  10,700       (1)  Align Technology, Inc.                                              183,826
  28,900       (1)  Bioject Medical Technologies, Inc.                                  39,564
  15,000           West Pharmaceutical Services, Inc.                                   571,350
                   Total healtHcare equipment & supplies                                794,740
                   Healthcare Providers & Services--2.5%
  39,700       (1)  Alliance Imaging, Inc.                                              194,530
  9,000        (1)  LifePoint Hospitals, Inc.                                           300,690
  13,700       (1)  Odyssey Healthcare, Inc.                                            235,366
  24,200       (1)  Orthodontic Centers of America, Inc.                                163,592
  5,800        (1)  PSS World Medical, Inc.                                             56,782
  14,700       (1)  PacifiCare Health Systems, Inc.                                     449,379
  79,400       (1)  Service Corp. International                                         504,190
  11,200       (1)  Sunrise Senior Living, Inc.                                         395,360
  36,800       (1)  TriZetto Group, Inc.                                                248,768
  68,800       (1)  US Oncology, Inc.                                                   1,023,056
  3,100        (1)  Wellcare Group, Inc.                                                60,760
                   Total healthcare providers & services                                3,632,473
                   Hotels, Restaurants & Leisure--3.1%
  42,000       (1)  Aztar Corp.                                                         1,019,340
  7,200        (1)  Chicago Pizza & Brewery, Inc.                                       108,216
  26,900           Landrys Seafood Restaurants, Inc.                                    813,187
  35,100           Lone Star Steakhouse & Saloon                                        850,824
  20,900       (1)  Panera Bread Co.                                                    771,001
  13,700       (1)  Red Robin Gourmet Burgers                                           467,170
  33,150       (1)  Ryans Restaurant Group, Inc.                                        480,344
                   Total hotels, restaurants & leisure                                  4,510,082
                   Household Durables--2.7%
  22,100       (1)  American Greetings Corp., Class A                                   515,372
  8,000            M.D.C. Holdings, Inc.                                                537,200
  23,400           M/I Homes, Inc.                                                      888,966
  9,300            Meritage Corp.                                                       575,670
  13,600           Ryland Group, Inc.                                                   1,052,912
  17,000       (1)  WCI Communities, Inc.                                               366,010
                   Total household durables                                             3,936,130
                   IT Services--0.6%
  20,600       (1)  CSG Systems International, Inc.                                     337,840
  11,300       (1)  Euronet Worldwide, Inc.                                             203,400
  44,300       (1)  Lionbridge Technologies, Inc.                                       329,592
                   Total it services                                                    870,832
                   Industrial Conglomerates--0.7%
  49,700       (1)  Gerber Scientific, Inc.                                             322,056
  44,200           Walter Industries, Inc.                                              616,590
                   Total industrial conglomerates                                       938,646
                   Insurance--3.3%
  26,400           AmerUs Group Co.                                                     1,016,400
  86,300           Ceres Group, Inc.                                                    481,554
  22,400           Commerce Group, Inc.                                                 1,084,384
  16,500           LandAmerica Financial Group, Inc.                                    651,750
  27,800           Presidential Life Corp.                                              487,890
  14,200           StanCorp Financial Group, Inc.                                       998,260
                   Total insurance                                                      4,720,238
                   Internet Software & Services--3.1%
  18,400       (1)  Ask Jeeves, Inc.                                                    535,072
  45,900       (1)  Broadvision, Inc.                                                   123,012
  147,990      (1)  Corillian Corp.                                                     732,550
  47,650       (1)  Digital Insight Corp.                                               706,649
  93,700       (1)  DoubleClick, Inc.                                                   484,429
  199,800      (1)  Homestore.com, Inc.                                                 704,295
  19,000       (1)  Jupitermedia Corp.                                                  210,900
  43,800       (1)  LivePerson, Inc.                                                    109,500
  8,900        (1)  NIC, Inc.                                                           55,625
  17,390       (1)  Register.Com, Inc.                                                  102,079
  87,100       (1)  aQuantive, Inc.                                                     743,834
                   Total internet software & services                                   4,507,945
                   Leisure Equipment & Products--1.1%
  13,600           Action Performance Cos., Inc.                                        146,880
  32,500       (1)  Marvel Enterprises, Inc.                                            424,125
  21,600           Polaris Industries, Inc., Class A                                    1,032,480
                   Total leisure equipment & products                                   1,603,485
                   Machinery--2.7%
  32,700           Albany International Corp., Class A                                  978,384
  13,600           Briggs & Stratton Corp.                                              1,135,600
  20,800           Harsco Corp.                                                         933,504
  35,300           Timken Co.                                                           876,852
                   Total machinery                                                      3,924,340
                   Metals & Mining--1.7%
  19,000           Quanex Corp.                                                         864,500
  29,500           Steel Dynamics, Inc.                                                 966,125
  29,700           Steel Technologies, Inc.                                             686,367
                   Total metals & mining                                                2,516,992
                   Multi-Utilities & Unregulated Power--0.5%
  25,400           Avista Corp.                                                         443,230
  14,900           ONEOK, Inc.                                                          312,900
                   Total multi-utilities & unregulated power                            756,130
                   Multiline Retail--0.5%
  42,400           Shopko Stores, Inc.                                                  659,320
                   Oil & Gas--2.6%
  16,200           Holly Corp.                                                          638,442
  4,400            Range Resources Corp.                                                73,700
  19,400       (1)  Stone Energy Corp.                                                  877,656
  24,700       (1)  Swift Energy Co.                                                    560,443
  47,400       (1)  Tesoro Petroleum Corp.                                              1,374,600
  6,700        (1)  Ultra Petroleum Corp.                                               300,629
                   Total oil & gas                                                      3,825,470
                   Pharmaceuticals--0.7%
  40,400           Alpharma, Inc., Class A                                              664,176
  27,200       (1)  Columbia Laboratories, Inc.                                         80,512
  29,100       (1)  Guilford Pharmaceuticals, Inc.                                      120,765
  4,300        (1)  Taro Pharmaceutical Industries Ltd.                                 96,019
                   Total pharmaceuticals                                                961,472
                   Real Estate--3.9%
  3,400            Bedford Property Investors, Inc.                                     95,166
  55,000       (1)  Boykin Lodging Co.                                                  463,100
  44,400           Friedman, Billings, Ramsey Group, Inc., Class A                      730,380
  105,500          HRPT Properties Trust                                                1,062,385
  13,425           Levitt Corp.                                                         278,569
  32,400           Mission West Properties, Inc.                                        330,480
  25,200           Novastar Financial, Inc.                                             1,010,772
  76,500           Omega Healthcare Investors                                           745,875
  12,600           RAIT Investment Trust                                                305,424
  5,700            Redwood Trust, Inc.                                                  323,589
  11,800           Universal Health Realty Trust, Inc.                                  335,592
                   Total real estate                                                    5,681,332
                   Road & Rail--0.5%
  27,700       (1)  Dollar Thrifty Automotive Group                                     667,293
  4,700        (1)  SCS Transportation, Inc.                                            121,025
                   Total road & rail                                                    788,318
                   Semiconductor Equipment & Products--9.1%
  32,200       (1)  August Technology Corp.                                             333,270
  79,500       (1)  Brooks Automation, Inc.                                             1,145,595
  8,500        (1)  Cabot Microelectronics Corp.                                        301,665
  65,200       (1)  ChipPAC, Inc.                                                       324,696
  94,520       (1)  Credence Systems Corp.                                              846,899
  17,500       (1)  Cymer, Inc.                                                         501,200
  18,300       (1)  Dupont Photomasks, Inc.                                             299,022
  18,100       (1)  Electroglas, Inc.                                                   54,300
  62,900       (1)  FEI Co.                                                             1,264,919
  88,900       (1)  Genesis Microchip, Inc.                                             1,021,461
  8,200        (1)  Integrated Circuit System, Inc.                                     196,144
  45,000       (1)  Kulicke & Soffa Industries                                          351,450
  314,200      (1)  Lattice Semiconductor Corp.                                         1,539,580
  49,700       (1)  Mykrolis Corp.                                                      497,000
  46,300       (1)  PLX Technology, Inc.                                                411,144
  162,900      (1)  Pixelworks, Inc.                                                    1,594,791
  46,700       (1)  Rudolph Technologies, Inc.                                          747,200
  77,800           Skyworks Solutions, Inc.                                             651,964
  3,600        (1)  Trident Microsystems, Inc.                                          43,956
  169,700      (1)  Triquint Semiconductor, Inc.                                        687,285
  44,800       (1)  Ultra Clean Holdings, Inc.                                          294,336
                   Total semiconductor equipment & products                             13,107,877
                   Software--3.6%
  73,900       (1)  Aspen Technology, Inc.                                              438,227
  5,600        (1)  Blackboard Inc.                                                     103,600
  110,000      (1)  Digimarc Corp.                                                      993,300
  43,300           Henry Jack & Associates, Inc.                                        833,525
  40,200       (1)  Macrovision Corp.                                                   869,928
  13,100       (1)  Mentor Graphics Corp.                                               154,580
  15,200       (1)  Motive, Inc.                                                        130,720
  32,250       (1)  ONYX Software Corp.                                                 131,903
  20,100       (1)  Open Solutions, Inc.                                                455,064
  17,100       (1)  Roxio, Inc.                                                         76,095
  51,600       (1)  Secure Computing Corp.                                              356,814
  40,100       (1)  Sybase, Inc.                                                        584,257
                   Total software                                                       5,128,013
                   Specialty Retail--4.5%
  14,700       (1)  Barnes & Noble, Inc.                                                505,386
  28,700           Cato Corp., Class A                                                  598,969
  37,150           Christopher & Banks Corp.                                            608,145
  18,600       (1)  Cost Plus, Inc.                                                     622,356
  28,800       (1)  Game Group PLC                                                      723,168
  62,600       (1)  Hot Topic, Inc.                                                     996,592
  32,800       (1)  Rex Stores Corp.                                                    426,072
  13,400           Sonic Automotive, Inc.                                               299,490
  21,100       (1)  Stage Stores, Inc.                                                  748,206
  34,400       (1)  Zale Corp.                                                          933,616
                   Total specialty retail                                               6,462,000
                   Textiles, Apparel & Luxury Goods--1.9%
  23,200           Kenneth Cole Productions, Inc., Class A                              744,488
  33,000           Phillips Van Heusen Corp.                                            626,010
  44,800       (1)  Quiksilver, Inc.                                                    965,888
  13,000           Unifirst Corp.                                                       386,360
                   Total textiles, apparel & luxury goods                               2,722,746
                   Thrifts & Mortgage Finance--4.7%
  61,866           Commercial Capital Bancorp, Inc.                                     1,359,196
  28,600           Commercial Federal Corp.                                             753,038
  10,000           Corus Bankshares, Inc.                                               401,500
  33,400           Flagstar Bancorp, Inc.                                               656,978
  1,900            Hudson River Bancorp, Inc.                                           32,832
  8,200        (1)  ITLA Capital Corp.                                                  329,558
  25,400           Independence Community Bank                                          948,436
  31,400           IndyMac Bancorp, Inc.                                                1,043,108
  14,200           New Century Financial Corp.                                          668,110
  15,700       (1)  Saxon Capital, Inc.                                                 369,264
  8,495        (1)  Sterling Financial Corp.                                            268,782
                   Total thrift & mortgage finance                                      6,830,802
                   Tobacco--0.6%
  20,400           Standard Commercial Corp.                                            318,240
  12,500           Universal Corp.                                                      602,875
                   Total tobacco                                                        921,115
                   Total Common Stocks
                    (identified cost $120,024,260)                                      138,746,032
                   Mutual Funds--3.9%2
  4,897,701        MTB Prime Money Market Fund                                          4,897,701
  773,711          MTB Money Market Fund                                                773,711
                   Total mutual funds
                    (at net asset Value)                                                5,671,412
                   Total Investments---100.0%
                    (identified cost $125,695,672)3                              $      144,417,444
                   other assets & liabilities---net--(0.0)%                      $      (55,538)
                   total net assets---100%                                       $      144,361,906

1         Non-income producing security.
2         Affiliated company.
3         The cost of investments for federal tax purposes amounts to $125,695,672. The net unrealized appreciation of investments for federal tax purposes was $18,721,772.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,691,667 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $10,969,895.

Note:          The categories of investments are shown as a percentage of total net assets at July 31, 2004.




































MTB Short--Term Corporate Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal       Description
  Amount
  or Shares                                                                                Value
                  Adjustable Rate Mortgages--0.0%
$ 309             FNMA ARM 399251, 3.065%, 9/01/2027 (IDENTIFIED COST $309)        $       311
                  Asset-Backed Securities--6.7%
  638,721         ANRC Auto Owner Trust 2001-A, Class A4, 4.320%, 6/16/2008                644,163
  310,827         Capital Auto Receivables, Class A3, 3.820%, 9/15/2005                    311,858
  23,535          Ford Credit Auto Owner Trust 2001-D, Class A3, 4.310%,
                  6/15/2005                                                                23,569
  1,820,697       Green Tree Home Improvement Loan Trust 1996-F, Class HIB,
                  7.250%, 11/15/2027                                                       1,828,344
  296,330         Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.830%,
                  2/15/2006                                                                297,465
  634,887         Residential Asset Securities Corp. 2002-KS6, Class AI3,
                  3.580%, 12/25/2026                                                       635,878
  1,026,920       Student Loan Marketing Association, Class A2, 2.086%,
                  10/25/2010                                                               1,040,749
  948,274         Whole Auto Loan Trust 2002-1, Class A3, 2.600%, 8/15/2006                951,568
                  Total ASSET BACKED SECURITIES
                  (IDENTIFIED COST $5,702,897)                                             5,733,594
                  Collateralized Mortgage Obligations--4.2%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--3.1%
  613,397         (Series 1614), Class J, 6.250%, 11/15/2022                               622,003
  999,221         (Series 1920), Class H, 7.000%, 1/15/2012                                1,059,814
  984,836         (Series 2628C), Class QH, 4.000%, 12/15/2021                             992,055
                  Total FEDERAL HOME LOAN MORTGAGE CORPORATION                             2,673,872
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.1%
  926,834         (Series 93140), Class H, 6.500%, 3/25/2013                               950,459
                  Total COLLATERALIZED MORTGAGE OBLIGATIONS
                   (IDENTIFIED COST$3,646,399)                                             3,624,331
                  Corporate Bonds--74.4%
                  AIR FREIGHT & LOGISTICS--1.2%
  1,000,000   2   FedEx Corp., Unsecd. Note, Series 144A, 1.880%, 4/1/2005                 1,001,190
                  AUTO COMPONENTS--0.4%
  375,000         Dana Corp., Sr. Note, 6.50%, 3/1/2009                                    394,687
                  AUTOMOBILES--1.5%
  700,000         DaimlerChrysler North America Holding Corp., 6.500%,
                  11/15/2013                                                               732,095
  550,000         DaimlerChrysler North America Holding Corp., Company
                  Guarantee, 6.900%, 9/1/2004                                              552,167
                  Total AUTOMOBILES                                                        1,284,262
                  BANKS--5.7%
  240,000         BankBoston Capital Trust III, Company Guarantee, 2.270%,
                  6/15/2027                                                                238,596
  1,000,000       Capital One Bank, 6.875%, 2/1/2006                                       1,055,040
  1,000,000       Corestates Capital Corp., Sub. Note, 6.625%, 3/15/2005                   1,027,060
  1,000,000       Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005                1,037,600
  1,500,000       PNC Funding Corp., Company Guarantee, 7.000%, 9/1/2004                   1,505,880
                  Total banks                                                              4,864,176
                  CAPITAL MARKETS--4.9%
  1,000,000       Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006                    1,080,220
  1,000,000       Lehman Brothers Holdings, Inc., Note, 7.750%, 1/15/2005                  1,026,160
  1,000,000   1   Merrill Lynch & Co., Inc., Note, (Series MTNB), 6.150%,
                  1/26/2006                                                                1,046,950
  1,000,000       Morgan Stanley, Unsub., 6.100%, 4/15/2006                                1,052,310
                  TotaL CAPITAL MARKETS                                                    4,205,640
                  COMMERCIAL BANKS--4.1%
  1,000,000       BankBoston Corp., Sub. Note, 6.625%, 12/1/2005                           1,051,220
  1,378,000       Chase Manhattan Corp., Sub. Deb., 7.125%, 3/1/2005                       1,414,641
  1,000,000       Wachovia Corp., Sub. Note, 6.800%, 6/1/2005                              1,034,440
                  Total COMMERCIAL BANKS                                                   3,500,301
                  COMMERCIAL SERVICES & SUPPLIES--0.6%
  500,000         Cendant Corp., Note, 6.875%, 8/15/2006                                   534,485
                  CONSUMER FINANCE--9.1%
  1,700,000       American Express Co., Note, 5.500%, 9/12/2006                            1,781,294
  1,000,000       Countrywide Home Loans, Company Guarantee, (Series MTNL),
                  1.700%, 3/29/2006                                                        999,320
  1,000,000       Ford Motor Credit Co., Note, 6.500%, 1/25/2007                           1,054,260
  2,000,000       General Motors Acceptance Corp., Note, 7.500%, 7/15/2005                 2,084,320
  500,000     1   Household Finance Corp., Note, 8.250%, 2/15/2005                         515,875
  500,000         Household Finance Corp., Note, 6.500%, 1/24/2006                         526,415
  500,000         MBNA America Bank, N.A., Sr. Note, 7.750%, 9/15/2005                     526,795
  325,000         MBNA Corp., Note, 4.625%, 9/15/2008                                      328,634
                  Total CONSUMER FINANCE                                                   7,816,913
                  CONSUMER MANUFACTURING--0.3%
  250,000     1   Tyco International Group SA, Company Guarantee, 6.000%,
                  11/15/2013                                                               260,413
                  DIVERSIFIED FINANCIAL SERVICES--6.9%
  700,000     1   CIT Group, Inc., Sr. Note, 6.625%, 6/15/2005                             723,912
  1,000,000   1   Citigroup, Inc., Note, 4.125%, 6/30/2005                                 1,014,920
  825,000     1   General Electric Capital Corp., Note, (Series MTNA), 7.250%,
                  2/1/2005                                                                 846,103
  400,000         International Lease Finance Corp., Note, (Series MTNG),
                  8.150%, 10/1/2004                                                        404,072
  1,000,000       International Lease Finance Corp., Note, (Series MTNM),
                  4.750%, 1/18/2005                                                        1,011,950
  865,000     1   J.P. Morgan Chase & Co., Sub. Note, 7.000%, 7/15/2005                    899,418
  1,000,000       National Rural Utilities Cooperative Finance Corp., Note,
                  3.000%, 2/15/2006                                                        1,002,500
                  Total DIVERSIFIED FINANCIAL SERVICES                                     5,902,875
                  ELECTRIC UTILITIES--1.2%
  250,000         CenterPoint Energy, Inc., Sr. Note, (Series B), 6.850%,
                  6/1/2015                                                                 266,242
  750,000         Duke Capital LLC, Sr. Note, 6.250%, 7/15/2005                            771,832
                  Total ELECTRIC UTILITIES                                                 1,038,074
                  ENERGY--0.5%
  375,000         Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012                  398,438
                  FOOD PRODUCTS--1.3%
  585,000         ConAgra, Inc., Sub. Deb., 7.400%, 9/15/2004                              588,762
  500,000         Kraft Foods, Inc., Note, 6.250%, 6/1/2012                                533,565
                  Total FOOD PRODUCTS                                                      1,122,327
                  HOTELS, RESTAURANTS & LEISURE--1.0%
  750,000         Tricon Global Restaurants, Inc., Sr. Note, 8.500%, 4/15/2006             814,890
                  HOUSEHOLD DURABLES--0.9%
  750,000         Pulte Corp., Company Guarantee, 7.300%, 10/24/2005                       787,095
                  IT SERVICES--1.2%
  1,000,000       First Data Corp., Sr. Note, 6.750%, 7/15/2005                            1,040,150
                  INSURANCE--1.2%
  1,000,000       Allstate Corp., Sr. Note, 7.875%, 5/1/2005                               1,041,290
                  MEDIA--4.5%
  1,000,000       Clear Channel Communications, Sr. Note, Inc., 6.000%,
                  11/1/2006                                                                1,051,720
  1,140,000       Cox Communications, Inc., Note, 6.875%, 6/15/2005                        1,181,108
  1,000,000       Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005                1,071,600
  500,000         Time Warner, Inc., Deb., 8.180%, 8/15/2007                               559,205
                  Total Media                                                              3,863,633
                  MULTI-UTILITIES & UNREGULATED POWER--1.2%
  1,000,000       Dominion Resources, Inc., Note, 2.800%, 2/15/2005                        1,003,780
                  MULTILINE RETAIL--1.2%
  1,000,000       Target Corp., 7.500%, 2/15/2005                                          1,028,920
                  Notes - Variable--8.1%
  400,000         American Honda Finance Corp., 1.76%, 10/12/2004                          400,500
  1,000,000   2   American Honda Finance Corp., 1.77%, 10/06/2006                          1,001,550
  550,000         Bear Stearns Cos., Inc., 2.08%, 10/22/2004                               550,181
  1,000,000       Credit Suisse First Boston USA, Inc., 2.11%, 11/15/2004                  999,960
  1,000,000       Goldman Sachs Group, Inc., 1.83%, 10/27/2006                             1,000,780
  1,000,000       John Deere Capital Corp., 1.56%, 8/20/2004                               1,000,250
  1,000,000       Liberty Media Corp., 3.02%, 9/15/2004                                    1,017,170
  1,000,000       Wal-Mart Stores, Inc., 1.24%, 8/22/2004                                  1,000,150
                  Total NOTES VARIABLE                                                     6,970,541
                  OIL & GAS--4.9%
  1,000,000       Anadarko Petroleum Corp., Note, 6.500%, 5/15/2005                        1,031,030
  375,000         Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                     372,187
  1,000,000       Kerr-McGee Corp., Company Guarantee, 5.375%, 4/15/2005                   1,016,050
  1,000,000       Occidental Petroleum Corp., 6.500%, 4/1/2005                             1,027,970
  400,000         Phillips Petroleum Co., 8.500%, 5/25/2005                                420,664
  400,000     1   XTO Energy, Inc., Note, 4.900%, 2/1/2014                                 381,852
                  Total oil & Gas                                                          4,249,753
                  PAPER & FOREST PRODUCTS--2.1%
  1,800,000       Westvaco Corp., Note, 6.850%, 11/15/2004                                 1,821,672
                  REAL ESTATE--2.0%
  500,000         Rouse Co., 3.625%, 3/15/2009                                             478,200
  1,000,000       Simon Property Group, Inc., Note, 6.75%, 6/15/2005                       1,033,920
  250,000         iStar Financial, Inc., Sr. Note, (Series B), 4.875%, 1/15/2009           246,250
                  Total REAL ESTATE                                                        1,758,370
                  ROAD & RAIL--1.2%
  1,000,000       Caliber System, Inc., Note, 7.800%, 8/1/2006                             1,078,360
                  SPECIALTY RETAIL--0.3%
  250,000         Gap (The), Inc., Note, 6.900%, 9/15/2007                                 271,250
                  TELECOMMUNICATIONS--1.6%
  300,000         TELUS Corp., Note, 8.000%, 6/1/2011                                      346,683
  1,000,000   2   Verizon Wireless, Inc., 1.35%, 5/23/2005                                 999,771
                  Total TELECOMMUNICATIONS                                                 1,346,454
                  TELEPHONE--1.3%
  1,070,000       New York Telephone Co., Deb., 6.500%, 3/1/2005                           1,094,343
                  THRIFTS & MORTGAGE FINANCE--1.2%
  1,000,000       Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005             1,049,660
                  UTILITY--1.5%
  1,000,000       Niagara Mohawk Power Corp., Sr. Note, 5.375%, 10/1/2004                  1,004,400
  250,000         Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006                   268,463
                  Total UTILITY                                                            1,272,863
                  WIRELESS TELECOMMUNICATION SERVICES--1.3%
  375,000         NEXTEL Communications, Inc., Sr. Note, 6.875%, 10/31/2013                384,375
  375,000         Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011                        391,875
  400,000         Rogers Wireless, Inc., Sr. Secd. Note, 6.375%, 3/1/2014                  372,000
                  Total WIRELESS TELECOMMUNICATION SERVICES                                1,148,250
                  Total Corporate Bonds
                   (identified cost $64,041,502)                                           63,965,055
                  Government Agencies--1.5%
                  STUDENT LOAN MARKETING ASSOCIATION--1.5%
  1,300,000       Sr. Note, (Series MTN1), 1.880%, 7/25/2007
                   (IDENTIFIED COST $1,301,498)                                            1,302,964
                  U.S. Treasury--9.0%
                  U.S. TREASURY NOTES--9.0%
  1,023,220   1   2.000%, 1/15/2014                                                        1,024,499
  4,000,000   1   3.125%, 5/15/2007                                                        4,013,120
  1,350,000   1   4.750%, 5/15/2014                                                        1,378,904
  1,194,930   1   TIPS, (Series A-2011), 3.500% 1/15/2011                                  1,331,044
                  Total U.S. TREASURY NOTES
                   (IDENTIFIED COST $7,617,593)                                            7,747,567
                  Mutual Funds--12.9%
  190             SSGA Money Market Fund                                                   190
  11,132,380      SSGA Money Market Fund (held as collateral for securities
                  lending)                                                                 11,132,380
                  Total mutual funds
                   (at net asset value)                                                    11,132,570
                  Repurchase Agreement--3.2%
  2,788,179       Repurchase agreement with Credit Suisse First Boston Corp., dated 7/30/2004 due 8/2/2004
                  at 1.350% collateralized by a U.S. Treasury Obligation with maturity of 8/15/2013
                  (repurchase proceeds $2,788,493) (AT AMORTIZED COST)                     2,788,179
                  Total Investments--111.9%
                   (identified cost $96,230,947)3                                  $       96,294,571
                  other assets and liabilities-net-(11.9)%
                                                                                   $       (10,300,466)
                  total net assets-100%                                            $       85,994,105

(1)       Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
(2)       Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2004, these securities amounted to $3,002,511, which represents 3.5% of total net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $2,001,321 and representing
          2.3% of total net assets).
(3)       The cost of investments for federal tax purposes amounts to $96,230,947. The net unrealized appreciation of investments for federal tax purposes was $63,625. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $452,344 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $388,719.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
FNMA           --Federal National Mortgage Association
MTN            --Medium Term Note

Additional information on each restricted illiquid security held at July 31, 2004, is as follows:

Security                                     Acquisition     Acquisition Cost
                                             Date
American Honda Finance Corp., 1.77%,         10/02/2003      $1,000,000
10/06/2006
Verizon Wireless, Inc., 1.35%, 5/23/2005     11/17/2003      $999,789















MTB Tax-Free Money Market Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal           Description
  Amount                                                                                     Value
                   1  Short-Term Municipals--102.3%
                      ALABAMA--1.2%
$ 2,260,000           Mobile, AL, IDB Dock & Wharf, Revenue Bonds Weekly VRDNs,
                      (Wachovia Bank N.A. LOC)                                         $     2,260,000
                      ALASKA--1.7%
  3,300,000           Valdez, AK, Marine Terminal, (Series 2003C), Daily VRDNs (BP
                      Pipelines (Alaska) Inc.)/(BP PLC GTD)                                  3,300,000
                      CALIFORNIA--3.5%
  6,800,000           Oakland, CA, Joint Powers Financing Authority, Revenue Bonds
                      Weekly VRDNs (Dexia Credit Local LIQ)/(FSA INS)                        6,800,000
                      COLORADO--0.2%
  470,000             Colorado Postsecondary Educational Facilities, Revenue Bonds
                      Weekly VRDNs (Pro Rodeo Hall of Fame)/(J.P. Morgan Chase
                      Bank LOC)                                                              470,000
                      CONNECTICUT--4.1%
  1,000,000           Connecticut State HEFA, (Series T-1), Daily VRDNs (Yale
                      University)                                                            1,000,000
  3,000,000           Connecticut State, 5.00% Bonds, 3/15/2005                              3,073,188
  4,000,000           West Haven, CT, 2.00% BANs, 1/27/2005                                  4,017,802
                      Total CONNECTICUT                                                      8,090,990
                      DISTRICT OF COLUMBIA--0.8%
  1,500,000           District of Columbia, 1.30% CP, Mandatory Tender 11/4/2004,
                      (Bank of America N.A. LIQ)                                             1,500,000
                      FLORIDA--8.2%
  3,195,000           Dade County, FL, Water & Sewer System Weekly VRDNs (FGIC
                      INS)/(Lloyds TSB Bank PLC LIQ)                                         3,195,000
  2,400,000           Lee County, FL, HFA, Revenue Bonds Weekly VRDNs, (FNMA COL)            2,400,000
  5,000,000           Orange County, FL, School District, TANs,, 2.00% Bonds,
                      9/16/2004                                                              5,005,050
  2,000,000           Pinellas County, FL, HFA, Refunding Revenue Bonds Weekly
                      VRDNs (FNMA COL)                                                       2,000,000
  3,500,000           Tampa, FL, Occupational License Tax Weekly VRDNs, (FGIC
                      INS)/(FGIC-SPI LIQ)                                                    3,500,000
                      Total FLORIDA                                                          16,100,050
                      GEORGIA--0.8%
  1,600,000           De Kalb County, GA Multi-Family Housing Authority,
                      WintersCreek Apartments Weekly VRDNs (FNMA COL)                        1,600,000
                      ILLINOIS--0.5%
  1,000,000           Chicago, IL, Park District, 3.00% Bonds, 5/2/2005                      1,010,750
                      INDIANA--1.9%
  300,000             Columbus Industrial Revenue, Quinco Consulting Center Weekly
                      VRDNs, (Fifth Third Bank LOC)                                          300,000
  3,390,000           Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs,
                      (Fifth Third Bank LOC)                                                 3,390,000
                      Total INDIANA                                                          3,690,000
                      LOUISIANA--2.6%
  5,000,000           Louisiana Public Facilities Authority, Refunding Revenue
                      Bonds Daily VRDNs, (Bank of America N.A. LOC)                          5,000,000
                      MARYLAND--9.9%
  5,635,000           Gaithersburg, MD, Economic Development Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Bank of America N.A. LIQ)                        5,635,000
  2,500,000           Howard County, MD, 0.92% CP, Mandatory Tender 8/11/2004,
                      (Bank of America N.A. LIQ)                                             2,500,000
  3,000,000           Maryland State Community Development Administration, (Series
                      2003D), 1.17% TOBs 12/21/2004                                          3,000,000
  1,418,000           Maryland State Health & Higher Educational Facilities
                      Authority Weekly VRDNs, (Bank of America N.A. LOC)                     1,418,000
  3,300,000           Maryland State Health & Higher Educational Facilities
                      Authority, (Series 1985B), Weekly VRDNs (Wachovia Bank N.A.
                      LOC)                                                                   3,300,000
  3,445,000           Maryland State Health & Higher Educational Facilities
                      Authority, (Series 1998A), Weekly VRDNs (Charlestown
                      Community)/(Wachovia Bank N.A.)                                        3,445,000
                      Total MARYLAND                                                         19,298,000
                      MASSACHUSETTS--0.3%
  500,000             Massachusetts HEFA, (Series B), Daily VRDNs (Capital Asset
                      Program)/ (MBIA Insurance Corp. INS)/(State Street Bank and
                      Trust Co. LIQ)                                                         500,000
                      MICHIGAN--3.8%
  7,390,000           Detroit, MI, Water Supply System, (Series C), Weekly VRDNs
                      (FGIC INS)/(FGIC-SPI LIQ)                                              7,390,000
                      MISSISSIPPI--4.1%
  8,000,000           Jackson County, MS, Port Facility Daily VRDNs (Chevron
                      U.S.A., Inc.)                                                          8,000,000
                      MISSOURI--0.0%
  100,000             Missouri State HEFA, (Series 1996 A), Daily VRDNs
                      (Washington University)/(J.P. Morgan Chase Bank LIQ)                   100,000
                      MONTANA--0.5%
  1,000,000           Montana State Health Facilities Authority, Revenues Bonds,
                      Weekly VRDNs, (FGIC INS)/(Wells Fargo Bank LIQ)                        1,000,000
                      NEW HAMPSHIRE--1.5%
  3,000,000           Strafford County, NH, Tax Anticipation Note, 2.25% TANs,
                      12/30/2004                                                             3,009,189
                      NEW JERSEY--1.2%
  2,400,000           New Jersey State, GO UT, Weekly VRDNs (Chase Manhattan Bank
                      (USA) N.A., Wilmington LIQ)                                            2,400,000
                      NEW YORK--16.2%
  1,800,000           New York City, NY, Municipal Water Finance Authority Daily
                      VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                  1,800,000
  400,000             New York City, NY, Municipal Water Finance Authority,
                      (Series 2000C), Daily VRDNs (Dexia Credit Local LIQ)                   400,000
  5,900,000           New York City, NY, Municipal Water Finance Authority,
                      (Series 2003 C-2), Weekly VRDNs (Bank of Nova Scotia,
                      Toronto and Toronto Dominion Bank LIQs)                                5,900,000
  2,400,000           New York City, NY, Municipal Water Finance Authority,
                      (Series C), Daily VRDNs (FGIC INS)/(FGIC Securities
                      Purchase, Inc. LIQ)                                                    2,400,000
  400,000             New York City, NY, (Series 1994 A-4), Daily VRDNs
                      (Landesbank Baden-Wuerttemberg LOC)                                    400,000
  4,300,000           New York City, NY, (Series 1994 E-4), Daily VRDNs (State
                      Street Bank and Trust Co. LOC)                                         4,300,000
  7,500,000           New York State Dormitory Authority, Mental Health Services
                      (Subseries 2003 F-2B), Weekly VRDNs (New York
                      State)/(Financial Security Assurance, Inc. INS)/(Dexia
                      Credit Local LIQ)                                                      7,500,000
  4,000,000           Pittsford, NY, CSD, (Series 2003), 2.00% BANs, 12/17/2004              4,012,662
  5,000,000           Suffolk County, NY, Tax Anticipation Note, 2.00% TANs,
                      9/8/2004                                                               5,004,877
                      Total NEW YORK                                                         31,717,539
                      NORTH CAROLINA--7.7%
  7,025,000           Charlotte, NC, Airport, Refunding Revenue Bonds, (Series
                      1993A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan
                      Chase Bank LIQ)                                                        7,025,000
  2,000,000           Durham, NC, Water & Sewer Utility System, Refunding Revenue
                      Bonds, Weekly VRDNs (Wachovia Bank N.A. LIQ)                           2,000,000
  1,000,000           Greensboro, NC, CTFS Partners, (Series B), Weekly VRDNs
                      (Wachovia Bank N.A. LIQ)                                               1,000,000
  1,800,000           North Carolina Educational Facilities Finance Agency,
                      Revenue Bonds, Weekly VRDNs (Bank of America N.A. LOC)                 1,800,000
  3,200,000           Wake County, NC, (Series A), 2.00% TOBs (Landesbank
                      Hessen-Thueringen, Frankfurt LIQ), Mandatory Tender 4/1/2005           3,218,347
                      Total NORTH CAROLINA                                                   15,043,347
                      OHIO--0.8%
  1,545,000           Wood County, OH, EDA, Revenue Bonds, Weekly VRDNs
                      (Northwest, OH Carpenters)/(Fifth Third Bank, Cincinnati LOC)          1,545,000
                      OREGON--2.6%
  1,000,000           Oregon State Housing and Community Services Department,
                      (Series D), 1.16% TOBs, Mandatory Tender 5/5/2005                      1,000,000
  4,000,000           Oregon State, (Series 2003 A), 2.25% TANs, 11/15/2004                  4,013,524
                      Total OREGON                                                           5,013,524
                      PENNSYLVANIA--18.5%
  800,000             Allegheny County, PA, IDA Weekly VRDNs (Western PA Humane
                      Society)/(National City Bank, Pennsylvania LOC)                        800,000
  2,000,000           Beaver County, PA, IDA, Refunding Revenues Bonds, Weekly
                      VRDNs, (BP PLC)                                                        2,000,000
  600,000             Bucks County, PA, IDA, Revenues Bonds, Weekly VRDNs
                      (Christian Life Center)/(Wachovia Bank N.A. LOC)                       600,000
  945,000             Chester County, PA, HEFA, Revenue Bonds, Weekly VRDNs
                      (Barclay Friends)/(Wachovia Bank N.A. LOC)                             945,000
  1,370,000           Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs, (GE
                      Capital Corp.)                                                         1,370,000
  6,100,000           Delaware Valley, PA, Regional Finance Authority Weekly
                      VRDNs, (Toronto Dominion LOC)                                          6,100,000
  2,600,000           Emmaus, PA, General Authority, (Series A), Weekly VRDNs,
                      (FSA INS)/(Wachovia Bank N.A. LIQ)                                     2,600,000
  2,000,000           Emmaus, PA, General Authority, (Series E), Weekly VRDNs
                      (Goldman Sachs & Co. LOC)                                              2,000,000
  1,900,000           Emmaus, PA, General Authority, Refunding Revenue Bonds
                      Weekly VRDNs (Goldman Sachs & Co. LOC)                                 1,900,000
  500,000             Erie County, PA, Hospital Authority, (Series 1998B), Daily
                      VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City
                      Bank PA LIQ)                                                           500,000
  135,000             Harrisburg, PA, Water Authority, Refunding Revenue Bonds,
                      (Series A), Weekly VRDNs, (FGIC INS)/(FGIC-SPI LIQ)                    135,000
  2,340,000           Lancaster County, PA Hospital Authority, Refunding Revenue
                      Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank N.A. LIQ)                     2,340,000
  845,000             Lehigh County, PA, IDA Weekly VRDNs (Wachovia Bank N.A LOC)            845,000
  475,000             Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (Glade Run
                      Luthern Services)/(PNC Bank, N.A. LOC)                                 475,000
  2,600,000           Pennsylvania State Higher Education Facilities Authority,
                      (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A.
                      LOC)                                                                   2,600,000
  3,860,000           Pennsylvania State University, (Series A), Weekly VRDNs (GO
                      of University)/(J.P. Morgan Chase LIQ)                                 3,860,000
  6,700,000           Philadelphia, PA, Water & Wastewater System, (Series B),
                      Weekly VRDNs (AMBAC INS)/ (KBC Bank NV LIQ)                            6,700,000
  320,000             Schuylkill County, PA, GO UT, Weekly VRDNs (AMBAC
                      INS)/(Wachovia Bank N.A. LIQ)                                          320,000
                      Total PENNSYLVANIA                                                     36,090,000
                      SOUTH CAROLINA--0.6%
  700,000             Berkeley County, SC, Pollution Control Facilities, Refunding
                      Revenues Bonds, Daily VRDNs, (BP PLC)                                  700,000
  500,000             South Carolina Jobs-EDA, Refunding Revenue Bonds Weekly
                      VRDNs (Bank of America LOC)                                            500,000
                      Total SOUTH CAROLINA                                                   1,200,000
                      TENNESSEE--0.8%
  1,500,000           Shelby County, TN, (Series B), 4.50% Bonds, 11/1/2004                  1,512,357
                      TEXAS--4.9%
  3,000,000           Georgetown, TX, Higher Education Weekly VRDNs (Chase
                      Manhattan Corp. LOC)                                                   3,000,000
  1,650,000           Port Arthur Navigation District, TX, IDC, Refunding Revenue
                      Bonds Daily VRDNs, (ChevronTexaco, Inc.)                               1,650,000
  5,000,000           Texas State, 2.00% TRANs, 8/31/2004                                    5,003,445
                      Total TENNESSEE                                                        9,653,445
                      UTAH--0.9%
  40,000              Emery County, UT, (Series 1994), Daily VRDNs
                      (Pacificorp)/(AMBACINS)/(Bank of Nova Scotia, Toronto LIQ)             40,000
  1,800,000           Emery County, UT, PCRB (Series 1991), Weekly VRDNs
                      (Pacificorp)/(J.P. Morgan Chase LOC)                                   1,800,000
                      Total UTAH                                                             1,840,000
                      VERMONT--2.1%
  1,000,000           Vermont Educational and Health Buildings Financing Agency,
                      VHA New England, (Series C), Weekly VRDNs (AMBAC INS)                  1,000,000
  3,100,000           Vermont Educational and Health Buildings Financing Agency,
                      VHA New England, (Series E), Weekly VRDNs (AMBAC INS)                  3,100,000
                      Total VERMONT                                                          4,100,000
                      WASHINGTON--0.4%
  700,000             Washington State Public Power Supply System, (Series CMC2),
                      Weekly VRDNs (Chase Manhattan Grantor Trust LIQ)/(AMBAC INS)           700,000
                      Total Investments-102.3%
                      (at amortized cost)2                                             $     199,934,191
                      other assets and liabilities-net-(2.3)%                                (4,449,696)
                      total net assets-100%                                                  195,484,495

1         Securities that are subject to AMT represent 0.3% of the portfolio as calculated based upon total portfolio market value (unaudited).
2         Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
BANs           --Bond Anticipation Notes
COL            --Collateralized
CP             --Commercial Paper
EDA            --Economic Development Authority
EDFA           --Economic Development Financing Authority
FGIC           --Financial Guaranty Insurance Corporation
FSA            --Financial Security Assurance
GO             --General Obligation
GTD            --Guaranteed
HEFA           --Health and Education Facilities Authority
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDB            --Industrial Development Bond
IDC            --Industrial Development Corporation
INS            --Insured
LIQ            --Liquidity Agreement
LOC(s)         --Letters of Credit
TANs           --Tax Anticipation Notes
TOBs           --Tender Option Bonds
TRANs          --Tax and Revenue Anticipation Notes
UT             --Unlimited Tax
VHA            --Veterans Housing Administration
VRDNs          --Variable Rate Demand Notes
















MTB U.S. Treasury Money Market Fund
Portfolio of Investments
July 31, 2004 (unaudited)

    Principal
    Amount                                                               Value
                       U.S. Treasury--100.1%
                       U.S. Treasury Bills--100.1%
$   802,703,000        United States Treasury Bills 0.945%-1.582%,
                       8/5/2004-1/6/2005                          $801,255,859
                       Total Investments--100.1%
                        (at amortized cost)1                      $801,255,859
                       other assets and liabilities--(0.1)%       $(507,101)
                       total net assets--100%                     $800,748,758

(1)       Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.











MTB U.S. Government Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)



    Principal
    Amount                                                                                   Value
                        Asset-Backed Securities--0.3%
$   603,236             ANRC Auto Owner Trust 2001-A, Class A4, 4.320%, 6/16/2008     $      608,376
    4,444               Guaranteed Export Trust, Class C, 5.200%, 10/15/2004                 4,469
                        Total asset-backed securities
                        (identified cost $612,881)                                           612,845
                        Collateralized Mortgage Obligations--15.6%
                        Federal Home Loan Mortgage Corporation--10.3%
    458,353             3.500%, 6/15/2016, REMIC (Series 2617-GW)                            452,463
    2,000,000           4.000%, 7/15/2014, REMIC (Series 2707-PW)                            2,022,900
    3,000,000           4.500%, 1/15/2011, REMIC (Series 2643-LA)                            3,059,070
    4,050,714           4.500%, 11/15/2017, REMIC (Series 2595D-PT)                          4,108,234
    38,949              5.000%, 5/15/2021, REMIC (Series 141-D)                              38,945
    105,000             5.000%, 2/15/2024, REMIC (Series 1686-PJ)                            105,210
    2,269,181           5.800%, 9/15/2016, REMIC (Series 2446D-LA)                           2,319,261
    57,648              5.800%, 6/15/2023, REMIC (Series 1637-GA)                            59,369
    59,095              6.000%, 4/15/2021, REMIC (Series 136-E)                              59,107
    65,509              6.000%, 1/15/2023, REMIC (Series 1534-H)                             65,926
    176,352             6.250%, 11/15/2022, REMIC (Series 1614-J)                            178,826
    4,334,728           6.250%, 9/15/2023, REMIC (Series 1666H)                              4,466,677
    18,035              6.500%, 1/15/2021, REMIC (Series 112-I)                              18,042
    279,000             6.500%, 9/15/2023, REMIC (Series 1577-PK)                            295,832
    176,000             6.750%, 12/15/2023, REMIC (Series 1644-K)                            182,801
    1,998,442           7.000%, 1/15/2012, REMIC (Series 1920-H)                             2,119,627
    94,296              9.000%, 3/15/2005, REMIC (Series 126-A)                              94,496
    118,484             9.050%, 6/15/2019, REMIC (Series 6-C)                                118,644
                        Total federal home loan mortgage corporation                         19,765,430
                        Federal National Mortgage Association--2.9%
    3,514,676           1.800%, 8/25/2004, REMIC (Series 2004-51-KF)                         3,527,364
    9,280               5.000%, 1/1/2006, REMIC (Series L-DC)                                9,331
    152,000             5.500%, 1/25/2024, REMIC (Series 1994-3-PL)                          152,381
    111,000             6.000%, 12/25/2022, REMIC (Series 1993-198-K)                        112,143
    389,136             6.000%, 7/18/2032, REMIC (Series 2002-52-QA)                         399,693
    7,028               6.500%, 11/25/2022, REMIC (Series 1993-160-PK)                       7,136
    415,000             6.500%, 7/25/2023, REMIC (Series 1993-113-PK)                        427,749
    540,965             6.500%, 7/25/2023, REMIC (Series 1993-127-H)                         565,985
    155,000             6.500%, 11/25/2023, REMIC (Series 1993-202-J)                        161,107
    181,000             7.000%, 3/25/2024, REMIC (Series 1994-55-H)                          187,726
                        Total federal national mortgage association                          5,550,615
                        WHOLE LOANS--2.4%
    1,661,300           Bank of America Mortgage Securities, 2003-2, 3.589%,
                        2/25/2034                                                            1,632,941
    2,972,811           Bank of America Mortgage Securities, 2003-2, 3.614%,
                        2/25/2034                                                            2,920,281
                        Total WHOLE LOANS                                                    4,553,222
                        Total Collateralized Mortgage Obligations
                         (identified cost $29,068,864)                                       29,869,267
                        Corporate Bonds--11.9%
                        Automobiles--0.6%
    1,100,000     1     General Motors Corp., 8.375%, 7/15/2033                              1,146,794
                        Banks--0.5%
    1,000,000           Devon Financing Corp., 6.875%, 9/30/2011                             1,095,670
                        Capital Markets--0.5%
    1,100,000           Goldman Sachs Group, Inc., 6.345%, 2/15/2034                         1,057,331
                        Consumer Finance--2.0%
    450,000             General Motors Acceptance Corp., 7.000%, 2/1/2012                    462,083
    2,000,000           Household Finance Corp., 8.000%, 5/9/2005                            2,086,120
    1,350,000           MBNA Corp., 4.625%, 9/15/2008                                        1,365,093
                        Total consumer finance                                               3,913,296
                        Credit Card--0.6%
    1,000,000           Capital One Bank, 6.875%, 2/1/2006                                   1,055,040
                        ENERGY--1.0%
    750,000             Duke Capital Corp., 6.250%, 7/15/2005                                771,832
    1,000,000           First Tennessee Bank, 4.625%, 5/15/2013                              955,277
                        Total ENERGY                                                         1,867,502
                        Gas Utilities--0.3%
    500,000             Bay State Gas Co., 9.200%, 6/6/2011                                  610,740
                        Hotels, Restaurants & Leisure--1.3%
    1,000,000           Tricon Global Restaurants, Inc., 8.500%, 4/15/2006                   1,086,520
    1,200,000           Yum! Brands, Inc., 7.700%, 7/1/2012                                  1,385,268
                        Total hotels, restaurants & leisure                                  2,471,788
                        Insurance--0.6%
    1,000,000     2     Ohio National Life Insurance Co., 8.500%, 5/15/2026                  1,151,200
                        Media--2.1%
    825,000       1     Liberty Media Group, 8.250%, 2/1/2030                                932,852
    1,675,000           Time Warner, Inc., 9.125%, 1/15/2013                                 2,057,235
    1,000,000           Walt Disney Co., 7.300%, 2/8/2005                                    1,025,320
                        Total media                                                          4,015,407
                        Shipbuilding --0.4%
    750,000             American Heavy Lift Shipping, 7.180%, 6/1/2017                       780,137
                        Sovereign U.S. Government Guarantee --0.9%
    1,650,000           El Salvador, Government of, 6.530%, 7/1/2007                         1,727,319
                        Transportation-- Marine --0.5%
    860,000             Vessel Management Service, 6.750%, 6/15/2025                         937,615
                        UTILITIES--0.6%
    1,100,000           Pacific Gas & Electric Co., 6.050%, 3/1/2034                         1,062,193
                        Total Corporate Bonds
                         (identified cost $22,904,337)                                       22,751,639
                        Government Agencies--26.7%
                        Department of Housing and Urban Development--0.9%
    500,000             7.140%, 8/1/2007                                                     522,635
    1,200,000           7.660%, 8/1/2015                                                     1,258,944
                        Total department of housing and urban development                    1,781,579
                        Federal Home Loan Bank--5.0%
    4,000,000           1.344%, 9/12/2004                                                    4,000,680
    4,000,000           3.375%, 7/21/2008                                                    3,917,480
    1,435,000           6.625%, 11/15/2010                                                   1,607,229
                        Total federal home loan bank                                         9,525,389
                        Federal Home Loan Mortgage Corporation--4.4%
    3,000,000           1.079%, 8/4/2004                                                     3,001,620
    2,000,000           5.200%, 3/5/2019                                                     1,925,700
    2,000,000     1     5.250%, 11/5/2012                                                    2,004,440
    175,000             6.943%, 3/21/2007                                                    191,370
    1,000,000           8.250%, 6/1/2026                                                     1,249,680
                        Total federal home loan mortgage corporation                         8,372,810
                        Federal National Mortgage Association--10.3%
    3,000,000     1     2.875%, 5/19/2008                                                    2,893,200
    1,000,000           3.300%, 6/22/2007                                                    994,020
    2,500,000           3.425%, 2/17/2009                                                    2,497,450
    1,000,000     1     3.875%, 3/15/2005                                                    1,011,680
    3,000,000     1     5.250%, 8/1/2012                                                     3,038,850
    3,025,000           5.500%, 5/2/2006                                                     3,159,250
    5,500,000           6.470%, 9/25/2012                                                    6,123,370
                        Total federal national mortgage association                          19,717,820
                        Overseas Private Investment Corporation--1.6%
    2,748,200           6.600%, 5/21/2016                                                    3,008,180
                        Private Export Funding Corporation--1.5%
    500,000             6.490%, 7/15/2007                                                    543,495
    2,000,000           7.200%, 1/15/2010                                                    2,286,460
    75,000              7.950%, 11/1/2006                                                    76,190
                        Total private export funding corporation                             2,906,145
                        Small Business Administration--2.6%
    386,257             5.600%, 9/1/2008                                                     396,574
    265,268             6.200%, 11/1/2007                                                    272,488
    398,184             6.700%, 3/1/2016                                                     422,400
    866,098             6.700%, 12/1/2016                                                    921,970
    2,372,095           6.950%, 11/1/2016                                                    2,538,016
    13,887              8.850%, 8/1/2011                                                     14,937
    83,303              7.300%, 5/1/2017                                                     90,091
    99,006              7.300%, 9/1/2019                                                     108,975
    127,853             9.250%, 2/1/2008                                                     134,686
    141,878             9.650%, 5/1/2010                                                     153,774
                        Total small business administration                                  5,053,911
                        Tennessee Valley Authority --0.4%
    676,139             7.430%, 4/1/2022                                                     694,624
                        Total Government Agencies
                         (identified cost $50,056,208)                                       51,060,458
                        Mortgage Backed Securities--22.1%
                        Federal Home Loan Mortgage Corporation--13.9%
    3,362,919           3.500%, 7/1/2010                                                     3,253,625
    3,286,418           3.500%, 9/1/2010                                                     3,179,609
    4,497,771           5.500%, 4/1/2033                                                     4,523,049
    1,766,344           6.000%, 3/1/2013                                                     1,855,208
    3,794,144           6.000%, 2/1/2034                                                     3,892,564
    1,413,848           6.500%, 2/1/2032                                                     1,477,909
    4,527               7.000%, 11/1/2007                                                    4,596
    28,931              7.000%, 7/1/2008                                                     30,162
    46,046              7.000%, 8/1/2008                                                     47,629
    88,340              7.000%, 11/1/2008                                                    92,702
    13,850              7.000%, 11/1/2010                                                    14,764
    35,402              7.000%, 11/1/2017                                                    37,670
    80,611              7.000%, 11/1/2025                                                    85,548
    2,196               7.500%, 7/1/2007                                                     2,246
    16,547              7.500%, 3/1/2008                                                     16,924
    18,910              7.500%, 6/1/2008                                                     20,059
    2,692               7.500%, 11/1/2009                                                    2,823
    10,590              7.500%, 12/1/2010                                                    11,105
    2,892               7.500%, 3/1/2017                                                     3,117
    184,896             7.500%, 8/1/2017                                                     199,630
    359,883             7.500%, 7/1/2025                                                     388,562
    984,032             7.500%, 5/1/2032                                                     1,056,910
    787                 8.000%, 5/1/2006                                                     810
    23,484              8.000%, 11/1/2006                                                    24,270
    301                 8.000%, 3/1/2007                                                     305
    7,925               8.000%, 9/1/2007                                                     8,287
    90,337              8.000%, 11/1/2008                                                    96,039
    2,385               8.000%, 1/1/2010                                                     2,494
    9,765               8.000%, 12/1/2010                                                    10,381
    5,995               8.250%, 12/1/2007                                                    6,369
    5,100               8.250%, 5/1/2009                                                     5,437
    8,122               8.250%, 8/1/2009                                                     8,629
    13,100              8.500%, 9/1/2009                                                     14,004
    197,856             8.500%, 8/1/2017                                                     216,466
    1,260               9.000%, 9/1/2019                                                     1,403
    6,000,000     3     TBA , 5.000%, 15 Year, August                                        6,045,000
                        Total federal home loan mortgage corporation                         26,636,305
                        Federal National Mortgage Association--5.7%
    97,044              6.000%, 5/1/2009                                                     101,729
    4,540               6.000%, 1/1/2014                                                     4,726
    861,066             6.000%, 12/1/2028                                                    888,241
    1,178,043           6.000%, 9/1/2029                                                     1,218,909
    896,027             6.500%, 8/1/2028                                                     937,468
    148,259             6.500%, 8/1/2028                                                     155,116
    220,487             6.500%, 8/1/2028                                                     230,823
    774,994             6.500%, 3/1/2029                                                     810,837
    219,529             6.500%, 4/1/2029                                                     229,682
    445,434             6.500%, 5/1/2029                                                     466,035
    524,422             7.000%, 5/1/2024                                                     554,739
    442,846             7.000%, 1/1/2025                                                     472,902
    615,365             7.000%, 2/1/2032                                                     650,170
    43,227              7.500%, 2/1/2014                                                     44,231
    19,703              8.000%, 1/1/2006                                                     20,358
    51,188              8.000%, 6/1/2008                                                     54,579
    14,882              8.000%, 1/1/2010                                                     15,873
    28,257              8.000%, 8/1/2021                                                     30,597
    20,296              8.250%, 7/1/2009                                                     21,682
    9,946               8.500%, 3/1/2012                                                     10,646
    532                 9.000%, 10/1/2006                                                    536
    23,925              9.750%, 9/1/2017                                                     26,759
    2,000,000     3     TBA , 5.000%, 30 Year, August                                        1,950,000
    2,000,000     3     TBA , 6.500%, 30 Year, August                                        2,086,880
                        Total federal national mortgage association                          10,983,518
                        Government National Mortgage Association--2.5%
    869,679             6.000%, 4/15/2033                                                    894,682
    1,305,314           6.000%, 5/15/2033                                                    1,344,878
    179,789             7.000%, 5/15/2023                                                    192,206
    89,507              7.000%, 10/20/2023                                                   95,213
    642,839             7.000%, 9/15/2028                                                    683,820
    255                 7.250%, 2/15/2005                                                    256
    523                 7.250%, 3/15/2005                                                    525
    654                 7.250%, 3/15/2005                                                    656
    4,178               7.250%, 5/15/2005                                                    4,228
    881                 7.250%, 7/15/2005                                                    892
    624                 7.250%, 10/15/2005                                                   637
    1,146               7.250%, 11/15/2005                                                   1,159
    4,333               7.250%, 4/15/2006                                                    4,456
    4,054               7.500%, 12/15/2005                                                   4,129
    14,443              7.500%, 4/15/2007                                                    15,177
    9,415               7.500%, 5/15/2007                                                    9,945
    6,991               7.500%, 6/15/2007                                                    7,347
    3,391               7.500%, 6/20/2007                                                    3,612
    2,427               8.000%, 6/15/2006                                                    2,479
    3,193               8.000%, 8/15/2006                                                    3,342
    5,633               8.000%, 9/15/2006                                                    5,932
    23,371              8.000%, 11/15/2006                                                   24,611
    158,387             8.000%, 9/15/2007                                                    169,796
    21,990              8.000%, 10/15/2007                                                   23,316
    31,034              8.000%, 12/15/2009                                                   33,099
    47,457              8.000%, 2/15/2010                                                    50,913
    9,600               8.000%, 12/15/2016                                                   10,422
    4,137               8.000%, 7/15/2024                                                    4,539
    19,957              8.250%, 6/15/2008                                                    21,519
    15,800              8.375%, 4/15/2010                                                    16,968
    83,637              8.500%, 9/15/2008                                                    89,610
    686,570             8.500%, 10/15/2008                                                   724,544
    50,071              8.500%, 10/20/2009                                                   53,153
    16,885              8.500%, 11/15/2017                                                   18,706
    13,045              9.000%, 10/15/2008                                                   14,138
    24,958              9.000%, 9/15/2016                                                    27,890
    14,879              9.000%, 11/15/2016                                                   16,683
    66,398              9.000%, 2/15/2017                                                    74,449
    82,641              9.000%, 4/20/2023                                                    91,912
    16,133              9.000%, 10/20/2024                                                   17,867
                        Total government national mortgage association                       4,759,706
                        Total Mortgage Backed Securities
                         (identified cost $42,362,635)                                       42,379,529
                  4     Notes - Variable--0.6%
    1,200,000           Liberty Media Corp., 3.020%, 9/15/2004
                         (IDENTIFIED COST $1,219,896)                                        1,220,604
                        taxable - Municipals--1.9%
    398,201             Arkansas Development Finance Authority, 9.750%, 11/15/2005           414,933
    225,000             Chicago, IL Public Building Commission, 7.000%, 1/1/2007             244,805
    250,000             Connecticut Development Authority, 8.550%, 8/15/2008                 256,292
    100,000             Greater Orlando, FL Aviation Authority, 8.250%, 10/1/2004            101,136
    175,000             Miami, FL, 8.650%, 7/1/2019                                          219,086
    1,425,000           Tacoma, WA, 8.200%, 9/15/2013                                        1,692,829
    673,257             Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025            659,429
                        Total municipals
                         (identified cost $3,658,535)                                        3,588,510
                        U.S. Treasury--23.1%
                        U.S. Treasury Bonds--6.5%
    6,520,000     1     5.375%, 2/15/2031                                                    6,677,914
    5,000,000           6.375%, 8/15/2027                                                    5,717,950
                        Total U.S. TREASURY BONDS                                            12,395,864
                        U.S. Treasury Notes--16.6%
    500,000       1     2.000%, 8/31/2005                                                    499,455
    450,000       1     3.000%, 11/15/2007                                                   447,539
    375,000       1     3.125%, 4/15/2009                                                    366,795
    720,000       1     3.250%, 8/15/2007                                                    723,038
    2,525,647     1     3.500%, 1/15/2011                                                    2,813,344
    8,191,960           3.625%, 1/15/2008                                                    8,968,886
    2,000,000     1     3.625%, 5/15/2013                                                    1,894,060
    800,000       1     3.875%, 5/15/2009                                                    807,504
    550,000       1     3.875%, 2/15/2013                                                    531,784
    2,500,000     1     4.000%, 11/15/2012                                                   2,446,475
    600,000       1     4.000%, 2/15/2014                                                    578,250
    4,500,000     1     4.250%, 11/15/2013                                                   4,431,105
    1,300,000     1     4.625%, 5/15/2006                                                    1,346,514
    1,665,000     1     4.750%, 5/15/2014                                                    1,700,648
    1,385,000     1     5.000%, 8/15/2011                                                    1,459,014
    1,000,000     1     6.500%, 8/15/2005                                                    1,045,000
    1,500,000     1     6.500%, 2/15/2010                                                    1,698,285
                        Total u.s. treasury notes                                            31,757,695
                        Total U.S. Treasury
                         (identified cost $43,468,631)                                       44,153,560
                        Mutual Funds--21.0%
    374                 SSGA Money Market Fund                                               374
    129                 SSGA US Government Money Market Fund                                 129
    40,145,097          SSGA Money Market Fund (held as collateral for securities
                        lending)                                                             40,145,097
                        Total mutual funds (at net asset value)                              41,145,600
                        Repurchase Agreement--1.9%
$   3,598,336           Repurchase agreement with Credit Suisse First Boston
                        Corp., dated 7/30/2004, due 8/2/2004
                        at 1.350%, collateralized by a U.S. Treasury Obligation
                        with a maturity of 8/15/2013 (repurchase proceeds
                        $3,598,741) (AT AMORTIZED COST)                                      3,598,336
                        Total Investments - 125.1%
                         (identified cost $237,095,923)5                              $      239,380,348
                        other assets and liabilities - net - (25.1)%
                                                                                      $      (47,963,075)
                        total net assets - 100%                                       $      191,417,273

1        Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
         As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

         Market Value of Securities Loaned                   $38,599,670
         Market Value of Collateral                          $40,145,097


2        Denotes a restricted security which is subject to restrictions on resale under federal securities laws.  This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees.  At July 31, 2004, this security amounted to $1,151,200 which represents 0.6% of total net assets.
3        All or a portion of these securities may be subject to dollar roll transactions.
4        Denotes variable rate securities which show current rate and next demand date.
5        The cost of investments for federal tax purposes amounts to $237,813,300. The net unrealized depreciation of investments for federal tax purposes was $1,567,048. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,675,180 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,108,132.

Note:          The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
REMIC          --Real Estate Mortgage Investment Conduit
TBA            --To Be Announced





















MTB Money Market Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal         Description
  Amount                                                                                 Value
                1   Commercial Paper --55.1%
                    ASSET-BACKED -9.3%
$ 64,000,000        Apreco, Inc., 1.413%, 9/10/2004                                  $   63,899,734
  63,000,000        Cafco LLC, 1.313%, 8/19/2004                                         62,958,735
  43,000,000        CIESCO LP, 1.242%, 8/5/2004                                          42,994,076
                    Total Asset-Backed                                                   169,852,545
                    CHEMICALS--4.3%
  78,000,000        Du Pont (E.I.) de Nemours & Co., 1.302%, 8/25/2004                   77,932,400
                    COMMERCIAL BANKS--6.7%
  45,000,000        Citicorp, 1.422%, 9/2/2004                                           44,943,200
  78,000,000        Wells Fargo & Co., 1.251%, 8/6/2004                                  77,986,458
                    TotalCOMMERCIAL BANKS                                                122,929,658
                    CONSUMER FINANCE--3.7%
  67,000,000        American General Finance Corp., 1.068%, 11/8/2004                    66,804,695
                    DIVERSIFIED--4.9%
  90,000,000        General Electric Capital Services, 1.702%, 12/10/2004                89,446,525
                    FOOD & BEVERAGE--2.7%
  50,000,000        Nestle Capital Corp., 1.112%, 8/2/2004                               49,998,458
                    FOOD & STAPLES RETAILING--2.4%
  43,000,000        Wal-Mart Stores, Inc., 1.333%, 8/31/2004                             42,952,342
                    INSURANCE--8.2%
  75,000,000        AIG Funding, Inc., 1.373%, 9/10/2004                                 74,885,833
  75,000,000        Prudential Funding Corp., 1.262%, 8/12/2004                          74,971,125
                    Total INSURANCE                                                      149,856,958
                    MEDIA--4.8%
  87,000,000        Gannett Co., Inc., 1.372%, 9/13/2004                                 86,857,634
                    PERSONAL CREDIT--4.3%
  78,000,000        American Express Credit Corp., 1.271%, 8/4/2004                      77,991,745
                    TELECOMMUNICATIONS--3.8%
  69,000,000        Verizon Network Funding, 1.261%, 8/9/2004                            68,980,680
                    Total Commercial Paper                                               1,003,603,640
                    Corporate Bonds--0.1%
                    COMMERCIAL BANKS--0.1%
  2,413,000         Banc One Corp., 7.250%, 8/15/2004                                    2,418,426
                    Government Agencies--24.5%
                    THRIFTS & MORTGAGE FINANCE--24.5%
  90,000,000        Federal Home Loan Bank System, 1.435%, 3/15/2005                     89,998,990
  100,000,000       Federal Home Loan Mortgage Corp., 1.538%, 10/7/2005                  100,000,000
  90,000,000        Federal National Mortgage Association, 1.200%, 12/14/2004            89,595,000
  93,000,000        Federal National Mortgage Association,  1.035%, 9/22/2004            92,860,965
  75,000,000        Federal National Mortgage Association, 1.260%, 9/15/2005             74,964,035
                    Total Government Agencies                                            447,418,990
                2   Notes - Variable--11.9%
                    ASSET-BACKED--0.0%
  155,000           Bob Sumerel Tire Co., Inc., 1.480%, 8/5/2004                         155,000
                    DIVERSIFIED FINANCIAL SERVICES--9.5%
  72,900,000        CIT Group, Inc., 1.390%, 9/1/2004                                    72,900,000
  342,000           Capital One Funding Corp., (Bank One N.A. (Chicago) LOC),
                    1.490%, 8/5/2004                                                     342,000
  623,000           Capital One Funding Corp., Series 1996-H, (Bank One N.A.
                    (Columbus) LOC), 1.490%, 8/5/2004                                    623,000
  99,800,000        Societe Generale, New York, 1.420%, 8/31/2004                        99,796,639
                    Total DIVERSIFIED FINANCIAL SERVICES                                 173,661,639
                    HOUSEHOLD PRODUCTS--2.4%
  43,000,000        Colgate-Palmolive Co., 1.375%, 8/16/2004                             43,003,526
                    Total Notes - Variable                                               216,820,165
                    Repurchase Agreement--8.4%
  153,592,000       Repurchase agreement with State Street Corp., dated
                    7/30/2004, due 8/2/2004, at 1.260%, collateralized by a U.S.
                    Treasury Obligation with a maturity of 11/12/2004
                    (repurchase proceeds $153,608,127)                                   153,592,000
                    Total Investments--100.0%
                    (at amortized cost)3                                             $   1,823,853,221
                    other assets and liabilities--0.0%                                $   (747,743)
                    total net assets--100%                                            $   1,823,105,478

1         Each issue, with the exception of variable rate securities, shows the rate of discount at the time of purchase, if applicable.
2         Denotes variable rate securities which shows current rate and next demand date.
3         Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
LOC            --Letter of Credit








































MTB Short Duration Government Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount
  or Shares                                                                                   Value
                       Collateralized Mortgage Obligations--28.4%
                       Federal Home Loan Mortgage Corporation--11.4%
$ 9,167,056            3.500%, 6/15/2016, REMIC (Series 2617-GW)                        $     9,049,259
  3,710,965            4.000%, 3/15/2014, REMIC (Series 2676-NA)                              3,745,885
  6,000,000            5.000%, 8/15/2008, REMIC (Series 2672-NU)                              6,092,940
  494,562              6.000%, 4/15/2008, REMIC (Series 1601-PH)                              499,359
  3,793,381            6.250%, 4/15/2023, REMIC (Series 1638-E)                               3,861,282
  845,652              8.000%, 10/15/2006, REMIC (Series 1154-GB)                             849,407
  15,469               8.000%, 2/15/2007, REMIC (Series 1253-E)                               15,535
                       Total                                                                  24,113,667
                       Federal National Mortgage Association--3.9%
  323,494              3.390%, 12/25/2008, REMIC (Series 1993-234-FA)                         323,015
  5,000,000            3.500%, 4/25/2009, REMIC (Series 2003-86-QN)                           5,036,650
  2,376,295            6.500%, 2/18/2012, REMIC (Series 1998-40-G)                            2,408,850
  289,520              7.500%, 4/25/2022, REMIC (Series 1992-43-E)                            301,017
  309,029              8.250%, 1/25/2006, REMIC (Series 1991-4-G)                             317,700
                       Total                                                                  8,387,232
                       Government National Mortgage Association--13.1%
  9,058,713            1.640%, 10/16/2033, REMIC (Series 2004-39-XF)                          9,045,850
  3,497,387            4.000%, 10/20/2021, REMIC (Series 2003-75-YM)                          3,524,461
  2,500,000            4.000%, 6/16/2027, REMIC (Series 2004-26-HJ)                           2,511,550
  9,424,363            5.000%, 12/20/2027, REMIC (Series 2004-38-NA)                          9,671,375
  3,000,000            5.000%, 5/20/2029, REMIC (Series 2004-3-JB)                            3,022,969
                       Total                                                                  27,776,205
                       Total Collateralized Mortgage Obligations
                        (identified cost $61,124,829)                                   $     60,277,104
                       Corporate Bonds--6.9%
                       Sovereign U.S. Government Guarantee-6.9%
  10,100,000           Overseas Private Investment Corp., 9/15/2008                           10,092,930
  4,500,000            Overseas Private Investment Corp., 11/30/2010                          4,559,850
                       Total corporate bonds
                        (identified cost $15,157,998)                                   $     14,652,780
                       Government Agencies--32.2%
                       Federal Farm Credit System--3.7%
  5,000,000            1.450%, 7/7/2005                                                       4,960,100
  3,000,000            3.900%, 6/16/2008                                                      2,999,520
                       Total                                                                  7,959,620
                       Federal Home Loan Bank System--13.3%
  5,000,000            1.930%, 4/10/2006                                                      4,930,300
  5,000,000            2.040%, 10/14/2005                                                     4,971,350
  3,000,000            3.250%, 11/21/2008                                                     2,994,270
  5,000,000            4.540%, 8/1/2007                                                       5,093,100
  5,000,000            5.375%, 2/15/2006                                                      5,207,200
  5,000,000            7.125%, 2/15/2005                                                      5,139,250
                       Total                                                                  28,335,470
                       Federal Home Loan Mortgage Corporation--10.6%
  5,000,000        1   1.875%, 2/15/2006                                                      4,945,500
  11,775,000           6.250%, 3/5/2012                                                       12,379,175
  5,000,000        1   6.375%, 8/1/2011                                                       5,246,300
                       Total                                                                  22,570,975
                       Federal National Mortgage Association--4.6%
  9,500,000            5.420%, 4/4/2007                                                       9,695,795
                       Total Government Agencies
                        (identified cost $68,752,701)                                   $     68,561,860
                       Mortgage Backed Securities--6.0%
                       Federal Home Loan Mortgage Corporation--5.8%
  11,835,764           3.500%, 1/1/2009                                                       11,576,797
  127,589              6.000%, 8/1/2006                                                       130,203
  525,364              9.000%, 4/1/2016                                                       569,033
                       Total                                                                  12,276,033
                       Federal National Mortgage Association--0.1%
  199,317              9.000%, 6/1/2022                                                       219,934
                       Government National Mortgage Association--0.1%
  17,776               8.500%, 2/15/2017                                                      19,620
  4,004                8.500%, 4/15/2017                                                      4,403
  94,527               8.500%, 7/15/2021                                                      104,630
  31,192               8.500%, 7/15/2021                                                      34,574
  72,535               8.500%, 1/15/2023                                                      80,287
                       Total                                                                  243,514
                       Total Mortgage Backed Securities
                       (identified cost $13,078,271)                                    $     12,739,481
                       U.S. Treasury--26.8%
                       U.S. Treasury Bonds--1.0%
  1,994,736        1   5.375%, 2/15/2031                                                      2,048,440
                       U.S. Treasury Notes--25.8%
  9,000,000        1   1.250%, 5/31/2005                                                      8,948,700
  18,000,000           1.625%, 3/31/2005                                                      17,976,060
  9,000,000        1   1.625%, 4/30/2005                                                      8,983,800
  6,500,000        1   1.625%, 9/30/2005                                                      6,460,415
  3,000,000            5.875%, 11/15/2005                                                     3,136,860
  4,000,000        1   6.500%, 8/15/2005                                                      4,180,000
  5,000,000        1   6.750%, 5/15/2005                                                      5,187,100
                       Total                                                                  54,872,935
                       Total U.S. Treasury
                        (identified cost $57,002,816)                                   $     56,921,375
                       Mutual FundS--20.6%
  1,430,317            SSGA Money Market Fund                                                 1,430,317
  42,280,398           SSGA Money Market Fund (held as collateral for securities
                       lending)                                                               42,280,398
                       Total mutual funds
                        (at net asset value)                                            $     43,710,715
                       Total Investments--120.9%
                        (identified cost $258,827,330)                                  $     256,863,315
                       other assets and liabilities-net--(20.9)%                        $     (44,396,985)
                       total net assets--100%                                           $     212,466,330

(1)       Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
          As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

          Market Value of Securities Loaned           Market Value of Collateral
          $41,176,394                                         $42,280,398


(2)       The cost of investments for federal tax purposes amounts to $259,176,325. The net unrealized depreciation of investments for federal tax purposes was $2,313,010.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $348,149 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $2,661,159.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
REMIC          --Real Estate Mortgage Investment Conduit






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Item 2.        Controls and Procedures

(a)  The  registrant's  Principal  Executive  Officer  and  Principal  Financial
     Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 3.        Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     MTB Group of Funds

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ Charles L. Davis, Jr., Principal Executive Officer
Date           September 23, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004